WACHOVIA EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

             Common Stocks--95.1%
             Basic Materials--2.1%
 96,577      Alcoa, Inc.                                           $3,378,263
 29,039      Bowater, Inc.                                          1,521,063
                 Total                                              4,899,326
             Capital Goods--7.4%
 27,684      Avery Dennison Corp.                                   1,809,703
 38,701      Boeing Co.                                             1,650,598
 315,243     General Electric Co.                                   9,816,667
 23,134      Illinois Tool Works, Inc.                              1,643,208
 38,693      Parker-Hannifin Corp.                                  1,895,957
                 Total                                              16,816,133
             Communication Services--4.7%
 56,961      CenturyTel, Inc.                                       1,765,791
 67,461      SBC Communications, Inc.                               2,313,238
 21,097      Telephone and Data System, Inc.                        1,599,153
 118,420     Verizon Communications, Inc.                           5,092,060
                 Total                                              10,770,242
             Consumer Cyclicals--10.2%
 35,505      Family Dollar Stores, Inc.                             1,278,180
 96,347      Home Depot, Inc.                                       4,016,706
 57,211    (1)Jones Apparel Group, Inc.                             2,280,430
 164,295     Lowe's Cos., Inc.                                      7,748,152
 90,973      McCormick & Co., Inc.                                  2,388,951
 48,209      Starwood Hotels & Resorts Worldwide, Inc.              1,706,117
 21,250      Target Corp.                                           880,813
 55,023      Wal-Mart Stores, Inc.                                  2,976,744
                 Total                                              23,276,093
             Consumer Durables--0.8%
 99,048      Ford Motor Co.                                         1,748,197
             Consumer Staples--10.4%
 102,863     Coca-Cola Co.                                          5,715,068
 38,919      Harley Davidson, Inc.                                  2,046,361
 37,125      Hershey Foods Corp.                                    2,477,351
 26,360      Kimberly-Clark Corp.                                   1,711,291
 61,520      McDonald's Corp.                                       1,841,909
 98,723      Philip Morris Cos., Inc.                               5,651,892
 26,080      Procter & Gamble Co.                                   2,335,464
 72,394      SYSCO Corp.                                            2,016,173
                 Total                                              23,795,509
             Energy--7.1%
 22,466      Anadarko Petroleum Corp.                               1,140,150
 34,358      ChevronTexaco Corp.                                    2,997,736
 136,757     Conoco, Inc.                                           3,676,028
 42,098      EOG Resources, Inc.                                    1,726,018
 164,405     Exxon Mobil Corp.                                      6,564,692
                 Total                                              16,104,624
             Finance--21.2%
 82,744      AFLAC, Inc.                                            2,661,047
 82,663      American International Group, Inc.                     5,535,941
 65,003      BB&T Corp.                                             2,442,813
 49,661      Bank of America Corp.                                  3,764,800
 141,486     Citigroup, Inc.                                        6,109,365
 72,939    (1)Concord EFS, Inc.                                    $2,280,803
 25,582      Freddie Mac                                            1,676,900
 81,001      FleetBoston Financial Corp.                            2,854,475
 37,168      Hartford Financial Services Group, Inc.                2,453,088
 60,185      Honeywell International, Inc.                          2,359,252
 96,431      J.P. Morgan Chase & Co.                                3,466,694
 35,093      Loew's Corp.                                           2,003,810
 57,417      Morgan Stanley, Dean Witter & Co.                      2,610,177
 63,063      RenaissanceRe Holdings Ltd.                            2,333,331
 68,220      Wells Fargo & Co.                                      3,574,728
 24,284      XL Capital Ltd.                                        2,149,620
                 Total                                              48,276,844
             Health Care--12.4%
 55,015      Abbott Laboratories                                    2,613,212
 36,918    (1)Amgen, Inc.                                           1,758,404
 28,487    (1)Boston Scientific Corp.                               793,363
 73,165      Johnson & Johnson                                      4,488,673
 71,369    (1)Lincare Holdings, Inc.                                2,118,232
 60,088      Medtronic, Inc.                                        2,773,061
 82,184      Merck & Co., Inc.                                      4,692,706
 163,762     Pfizer, Inc.                                           5,666,165
 55,130      Schering Plough Corp.                                  1,458,189
 25,692    (1)Tenet Healthcare Corp.                                1,914,054
                 Total                                              28,276,059
             Technology--16.8%
 204,940   (1)AOL Time Warner, Inc.                                 3,832,378
 117,770   (1)Altera Corp.                                          2,123,393
 45,610    (1)Applied Materials, Inc.                               1,011,630
 308,583   (1)Cisco Systems, Inc.                                   4,869,440
 104,789   (1)CommScope, Inc.                                       1,484,860
 100,431   (1)Dell Computer Corp.                                   2,696,572
 21,030      First Data Corp., Class                                1,665,576
 84,433    (1)Integrated Circuit System, Inc.                       1,759,584
 194,025     Intel Corp.                                            5,358,971
 38,718      International Business Machines Corp.                  3,114,863
 153,167   (1)Microsoft Corp.                                       7,797,732
 145,084   (1)Oracle Corp.                                          1,149,065
 83,167    (1)Siebel Systems, Inc.                                  1,517,798
                 Total                                              38,381,862
             Utilities--2.0%
 28,142      Allegheny Energy, Inc.                                 1,011,142
 111,568     Duke Energy Corp.                                      3,571,292
                 Total                                              4,582,434
                 Total Common Stocks (identified cost               216,927,323
                 $200,284,003)

             (2) U.S. Treasury Obligation - 1.5%
$3,300,000    United States Treasury Bill, 6/20/2002                 3,297,360
             (IDENTIFIED COST  $3,296,961)

             registered investment company --1.9%
 4,413,928   Evergreen Institutional Money Market Fund (AT          4,413,928
             AMORTIZED COST)
                 Total Investments (identified cost
                 $207,994,892)                                     $224,638,611

================================================================================

(See Notes to Portfolios of Investments)

  Shares                                                                 Value

--------------------------------------------------------------------------------


WACHOVIA QUANTITATIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

   Shares                                                           Value

--------------------------------------------------------------------------------

             Common Stocks--95.4%
             Basic Materials--2.8%
 30,259      Martin Marietta Materials, Inc.                       $1,210,360
 158,339     Potlatch Corp.                                         5,423,111
 87,623      Praxair, Inc.                                          4,906,888
                 Total                                              11,540,359
             Capital Goods--8.2%
 364,920   (1Corning, Inc.                                          1,751,616
 60,207      General Dynamics Corp.                                 6,056,824
 333,641     General Electric Co.                                   10,389,581
 86,886    (1)Lexmark International Inc., Class A                   5,426,031
 173,772     Tyco International Ltd.                                3,814,295
 97,907      United Technologies Corp.                              6,742,855
                 Total                                              34,181,202
             Communication Services--3.2%
 430,281     Sprint Corp.                                           7,078,122
 143,973     Verizon Communications, Inc.                           6,190,839
                 Total                                              13,268,961
             Consumer Cyclicals--7.9%
 84,274    (1)American Eagle Outfitters, Inc.                       1,870,883
 138,387     General Motors Corp.                                   8,600,752
 45,623      Home Depot, Inc.                                       1,902,023
 31,426      Lowe's Cos., Inc.                                      1,482,050
 326,666     TJX Cos., Inc.                                         6,889,386
 208,525     Target Corp.                                           8,643,361
 68,619      Wal-Mart Stores, Inc.                                  3,712,288
                 Total                                              33,100,743
             Consumer Staples--13.4%
 135,541     Anheuser-Busch Cos., Inc.                              6,995,271
 460,773   (1)Liberty Media Corp., Class A                          5,552,315
 198,231     PepsiCo, Inc.                                          10,304,047
 238,183     Philip Morris Cos., Inc.                               13,635,977
 11,902      Procter & Gamble Co.                                   1,065,824
 331,998     SUPERVALU, Inc.                                        10,019,700
 214,806     SYSCO Corp.                                            5,982,347
 35,474    (1USA Interactive                                        1,011,009
 18,507    (1Viacom, Inc., Class B                                  906,103
 26,408      Walt Disney Co.                                        605,007
                 Total                                              56,077,600
             Energy--5.4%
 279,905     Conoco, Inc.                                           7,523,846
 185,643     Exxon Mobil Corp.                                      7,412,725
 284,206     Marathon Oil Corp.                                     7,792,929
                 Total                                              22,729,500
             Finance--22.0%
 223,246     Ambac Financial Group, Inc.                            15,037,851
 95,583      American International Group, Inc.                     6,401,194
 65,165      Bank of America Corp.                                  4,940,159
 121,640     Bank of New York Co., Inc.                             4,415,532
 20,991      Bear Stearns Cos., Inc.                               $1,260,510
 52,131      CIGNA Corp.                                            5,528,493
 345,445     Citigroup, Inc.                                        14,916,315
 277,165     J.P. Morgan Chase & Co.                               $9,964,082
 47,939      Lehman Brothers Holdings, Inc.                         2,924,279
 159,559     Lennar Corp.                                           8,731,068
 30,328      PMI Group, Inc.                                        2,596,077
 108,607     PNC Financial Services Group                           6,109,144
 347,543     SouthTrust Corp.                                       9,025,692
                 Total                                              91,850,396
             Health Care--12.8%
 33,800      Abbott Laboratories                                    1,605,500
 83,018    (1)Amgen, Inc.                                           3,954,147
 20,386      Bard (C.R.), Inc.                                      1,123,269
 178,290     Bristol-Myers Squibb Co.                               5,548,385
 130,328   (1Guidant Corp.                                          5,213,120
 130,328     Johnson & Johnson                                      7,995,623
 81,027      Lilly (Eli) & Co.                                      5,242,447
 82,686      Merck & Co., Inc.                                      4,721,371
 181,934     Pfizer, Inc.                                           6,294,916
 34,755      Pharmacia Corp.                                        1,501,068
 277,339     Schering Plough Corp.                                  7,335,617
 42,114    (1Tenet Healthcare Corp.                                 3,137,493
                 Total                                              53,672,956
             Restaurants--2.0%
 252,531   (1)Brinker International, Inc.                           8,472,415
             Technology--12.6%
 43,442    (1)AOL Time Warner, Inc.                                 812,365
 64,585    (1Advanced Micro Devices, Inc.                           738,207
 59,388      Autodesk, Inc.                                         801,738
 417,052   (1)Cisco Systems, Inc.                                   6,581,081
 111,429   (1Compuware Corp.                                        821,232
 434,428   (1)EMC Corp.                                             3,149,603
 29,046      Electronic Data Systems Corp.                          1,534,210
 289,186     Intel Corp.                                            7,987,317
 111,214     International Business Machines Corp.                  8,947,166
 39,984    (1Jabil Circuit, Inc.                                    918,033
 34,263    (1Micron Technology, Inc.                                807,922
 192,755   (1)Microsoft Corp.                                       9,813,157
 24,850    (1NVIDIA Corp.                                           831,481
 260,657   (1)Oracle Corp.                                          2,064,403
 608,200   (1)Sun Microsystems, Inc.                                4,190,498
 66,903      Texas Instruments, Inc.                                1,918,109
 43,442    (1)VERITAS Software Corp.                                984,830
                 Total                                              52,901,352
             Utilities--5.1%
 252,244     Duke Energy Corp.                                      8,074,330
 39,782      El Paso Corp.                                          1,020,408
 150,471     Tidewater, Inc.                                        6,131,693
 119,286     Valero Energy Corp.                                    4,711,797
 108,607     Williams Cos., Inc. (The)                              1,542,217
                 Total                                              21,480,445
                 Total Common Stocks (identified cost               399,275,929
                 $272,241,008)

 Shares or
 ----------
 Principal
 Amount                                                                  Value

--------------------------------------------------------------------------------



             (2) U.S. Treasury Obligation--0.6%
$2,500,000    United States Treasury Bill, 6/20/2002
             (identified cost $2,497,697)                          $2,498,000

             REGISTERED INVESTMENT COMPANY--3.9%
 16,267,016  Evergreen Institutional Money Market Fund (at          16,267,016
             amortized cost)
                 Total Investments (identified cost
                 $291,005,721)                                     $418,040,945

================================================================================
(See Notes to Portfolios of Investments)


WACHOVIA GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

             Common Stocks--93.6%
             Basic Materials--2.8%
 96,735      Alcoa, Inc.                                           $3,383,790
 21,710      Bowater, Inc.                                          1,137,170
                 Total                                              4,520,960
             Capital Goods--7.1%
 20,473      Avery Dennison Corp.                                   1,338,320
 28,933      Boeing Co.                                             1,233,992
 197,690     General Electric Co.                                   6,156,067
 17,108      Illinois Tool Works, Inc.                              1,215,181
 28,927      Parker-Hannifin Corp.                                  1,417,423
                 Total                                              11,360,983
             Communication Services--5.1%
 159,433     SBC Communications, Inc.                               5,466,958
 34,522      Telephone and Data System, Inc.                        2,616,768
                 Total                                              8,083,726
             Consumer Cyclicals--10.0%
 26,257      Family Dollar Stores, Inc.                             945,252
 69,982      Ford Motor Co.                                         1,235,182
 72,457      Home Depot, Inc.                                       3,020,732
 42,771    (1Jones Apparel Group, Inc.                              1,704,852
 84,346      Lowe's Cos., Inc.                                      3,977,757
 68,011      McCormick & Co., Inc.                                  1,785,969
 32,000      Starwood Hotels & Resorts Worldwide, Inc.              1,132,480
 15,887      Target Corp.                                           658,516
 29,267      Wal-Mart Stores, Inc.                                  1,583,345
                 Total                                              16,044,085
             Consumer Staples--10.3%
 76,119      Coca-Cola Co.                                          4,229,172
 19,453      Harley Davidson, Inc.                                  1,022,839
 27,754      Hershey Foods Corp.                                    1,852,024
 19,400      Kimberly-Clark Corp.                                   1,259,448
 62,527      McDonald's Corp.                                       1,872,058
 51,403      Philip Morris Cos., Inc.                               2,942,822
 19,287      Procter & Gamble Co.                                   1,727,151
 54,732      SYSCO Corp.                                            1,524,286
                 Total                                              16,429,800
             Energy--6.6%
 16,198      Anadarko Petroleum Corp.                               822,049
 10,031      ChevronTexaco Corp.                                    875,205
 64,363      Conoco, Inc.                                           1,730,077
 31,472      EOG Resources, Inc.                                    1,290,352
 148,120     Exxon Mobil Corp.                                      5,914,432
                 Total                                              10,632,115
             Finance--20.9%
 60,552      AFLAC, Inc.                                            1,947,352
 62,487      American International Group, Inc.                     4,184,754
 47,514      BB&T Corp.                                             1,785,576
 25,253      Bank of America Corp.                                  1,914,430
 105,694     Citigroup, Inc.                                        4,563,867
 54,533    (1Concord EFS, Inc.                                      1,705,247
 60,556      FleetBoston Financial Corp.                            2,133,993
 19,496      Freddie Mac                                            1,277,963
 27,786      Hartford Financial Services Group, Inc.               $1,833,876
 42,043      Honeywell International, Inc.                          1,648,086
 30,125      J.P. Morgan Chase & Co.                                1,082,994
 26,235      Loews Corp.                                            1,498,019
 61,245      Morgan Stanley, Dean Witter & Co.                      2,784,198
 47,145      RenaissanceRe Holdings Ltd.                            1,744,365
 34,580      Wells Fargo & Co.                                      1,811,992
 18,155      XL Capital Ltd.                                        1,607,081
                 Total                                              33,523,793
             Health Care--12.9%
 61,574      Abbott Laboratories                                    2,924,765
 21,297    (1Boston Scientific Corp.                                593,121
 73,743      Johnson & Johnson                                      4,524,133
 74,605    (1Lincare Holdings, Inc.                                 2,214,276
 52,254      Medtronic, Inc.                                        2,411,522
 94,527      Merck & Co., Inc.                                      5,397,492
 43,000      Pfizer, Inc.                                           1,487,800
 15,650    (1Tenet Healthcare Corp.                                 1,165,925
                 Total                                              20,719,034
             Technology--15.0%
 60,486    (1Altera Corp.                                           1,090,563
 34,098    (1Applied Materials, Inc.                                756,294
 186,650   (1Cisco Systems, Inc.                                    2,945,337
 77,254    (1CommScope, Inc.                                        1,094,689
 114,238   (1Dell Computer Corp.                                    3,067,290
 15,722      First Data Corp.                                       1,245,182
 62,246    (1Integrated Circuit System, Inc.                        1,297,207
 188,525     Intel Corp.                                            5,207,061
 40,541      International Business Machines Corp.                  3,261,523
 79,440    (1Microsoft Corp.                                        4,044,290
                 Total                                              24,009,436
             Utilities--2.9%
 21,039      Allegheny Energy, Inc.                                 755,931
 121,708   (1Duke Energy Corp.                                      3,895,873
                 Total                                              4,651,804
                 Total Common Stocks (identified cost               149,975,736
                 $120,445,758)

             (2) U.S. Treasury OBLIGATION -0.6%
 $1,000,000  United States Treasury Bill, 6/20/2002 (IDENTIFIED     999,200
             COST $999,082)

             REGISTERED INVESTMENT COMPANY--3.9%
 6,147,076   Evergreen Institutional U.S. Government Money          6,147,076
             Market Fund (AT AMORTIZED COST)
                 Total Investments (identified cost
                 $127,591,916)                                     $157,122,012

================================================================================
(See Notes to Portfolios of Investments)

 Shares                                                                  Value

--------------------------------------------------------------------------------
WACHOVIA EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

               Common Stocks--97.5%
               Basic Materials--3.6%
 8,074         3M Co.                                              $1,012,722
 4,678         Air Products & Chemicals, Inc.                       234,602
 6,610         Alcan, Inc.                                          251,841
 17,455        Alcoa, Inc.                                          610,576
 11,039        Barrick Gold Corp.                                   240,650
 1,087         Bemis Co., Inc.                                      54,241
 1,196         Boise Cascade Corp.                                  42,554
 18,573        Dow Chemical Co.                                     619,224
 21,112        Du Pont (E.I.) de Nemours & Co.                      971,152
 1,588         Eastman Chemical Co.                                 73,445
 2,633         Ecolab, Inc.                                         125,541
 2,673         Engelhard Corp.                                      83,184
 2,965      (1) Freeport-McMoRan Copper & Gold, Inc., Class B       58,559
 4,732         Georgia-Pacific Corp.                                126,297
 2,095         Goodrich (B.F.) Co.                                  69,994
 1,034         Great Lakes Chemical Corp.                           26,284
 2,235      (1) Hercules, Inc.                                      28,139
 3,753      (1) Inco Ltd.                                           85,043
 1,953         International Flavors & Fragrances, Inc.             66,519
 9,926         International Paper Co.                              427,811
 2,152      (1) Louisiana-Pacific Corp.                             22,704
 4,091         Meadwestvaco Corp.                                   129,112
 5,497         Newell Rubbermaid, Inc.                              187,723
 8,068         Newmont Mining Corp.                                 251,802
 1,601         Nucor Corp.                                          106,739
 3,476         PPG Industries, Inc.                                 198,758
 3,281      (1) Pactiv Corp.                                        76,021
 1,621      (1) Phelps Dodge Corp.                                  63,235
 6,763         Placer Dome, Inc.                                    91,977
 3,312         Praxair, Inc.                                        185,472
 4,539         Rohm & Haas Co.                                      171,030
 1,725      (1) Sealed Air Corp.                                    77,194
 1,510         Sigma-Aldrich Corp.                                  72,042
 1,090         Temple-Inland, Inc.                                  60,691
 2,029         USX-U.S. Steel Group, Inc.                           41,676
 2,087         Vulcan Materials Co.                                 99,821
 2,193      (1) Watson Pharmaceuticals, Inc.                        57,018
 4,534         Weyerhaeuser Co.                                     296,977
 1,759         Worthington Industries, Inc.                         26,825
                   Total                                            7,425,195
               Capital Goods--7.1%
 4,057      (1) Allied Waste Industries, Inc.                       45,438
 1,478      (1) American Standard Cos.                              111,589
 2,262         Avery Dennison Corp.                                 147,867
 1,129         Ball Corp.                                           46,944
 17,247        Boeing Co.                                           735,585
 7,072         Caterpillar, Inc.                                    369,653
 1,928         Cooper Industries, Inc.                              83,617
 19,460     (1) Corning, Inc.                                       93,408
 1,229         Crane Co.                                            34,080
 3,066         Danaher Corp.                                       $213,455
 4,895         Deere & Co.                                          230,065
 4,174         Dover Corp.                                          148,553
 1,427         Eaton Corp.                                          115,330
 8,663         Emerson Electric Co.                                 501,155
 4,155         General Dynamics Corp.                               417,993
 204,609       General Electric Co.                                 6,371,524
 1,926         Grainger (W.W.), Inc.                                101,269
 6,274         Illinois Tool Works, Inc.                            445,642
 3,459         Ingersoll-Rand Co.                                   174,161
 1,805         Johnson Controls, Inc.                               158,948
 2,676      (1) Lexmark International,  Class A                     167,116
 9,130         Lockheed Martin Corp.                                566,516
 9,451         Masco Corp.                                          251,964
 984        (1) Millipore Corp.                                     38,947
 2,272         Northrop Grumman Corp.                               275,616
 2,516         Pall Corp.                                           57,264
 2,412         Parker-Hannifin Corp.                                118,188
 5,022         Pitney Bowes, Inc.                                   205,651
 3,761         Plum Creek Timber Co., Inc.                          114,222
 3,780         Rockwell Collins                                     98,280
 3,798         Rockwell Automation Corp.                            83,328
 2,909         Textron, Inc.                                        136,490
 3,662      (1) Thermo Electron Corp.                               67,234
 1,198      (1) Thomas & Betts Corp.                                26,140
 41,112        Tyco International Ltd.                              902,408
 9,736         United Technologies Corp.                            670,518
 12,929        Waste Management, Inc.                               354,901
                   Total                                            14,681,059
               Communication Services--4.4%
 72,861        AT&T Corp.                                           872,146
 55,658     (1) AT&T Wireless Services, Inc.                        451,386
 6,401         Alltel Corp.                                         329,587
 38,680        BellSouth Corp.                                      1,287,270
 2,356      (1) Big Lots, Inc.                                      42,172
 2,906         CenturyTel, Inc.                                     90,086
 3,496         Cintas Corp.                                         182,526
 5,768         Citizens Communications Co.                          54,219
 3,544      (1) Convergys Corp.                                     92,995
 16,440     (1) NEXTEL Communications, Inc., Class A                79,898
 34,288        Qwest Communications International, Inc.             176,926
 69,030        SBC Communications, Inc.                             2,367,039
 18,277        Sprint Corp.                                         300,657
 20,362     (1) Sprint Corp. (PCS Group)                            212,579
 4,715      (1) Univision Communications, Inc., Class A             188,600
 55,900        Verizon Communications                               2,403,700
                   Total                                            9,131,786
               Consumer Cyclicals--10.4%
 1,313      (1) American Greetings Corp., Class A                   27,140
 2,199      (1) AutoZone, Inc.                                      179,988
 5,981      (1) Bed Bath & Beyond, Inc.                             205,148
 6,539      (1) Best Buy Co., Inc.                                  302,102
 1,644         Black & Decker Corp.                                 78,567
 3,763         Block (H&R), Inc.                                    168,959
 12,076        Carnival Corp.                                       367,110
 20,213     (1) Cendant Corp.                                       369,494
 1,260         Centex Corp.                                         67,725
 4,299         Circuit City Stores, Inc.                           $98,490
 4,795         Clorox Co.                                           219,611
 1,495         Cooper Tire & Rubber Co.                             34,146
 9,317         Costco Wholesale Corp.                               365,879
 851           Cummins Engine Co., Inc.                             31,325
 3,060         Dana Corp.                                           65,239
 11,538        Delphi Auto Systems Corp.                            181,723
 1,367         Deluxe Corp.                                         61,843
 1,724         Dillards, Inc., Class A                              51,772
 6,849         Dollar General Corp.                                 117,734
 2,327         Donnelley (R.R.) & Sons Co.                          67,087
 1,737         Dow Jones & Co.                                      95,622
 3,551         Family Dollar Stores, Inc.                           127,836
 3,948      (1) Federated Department Stores, Inc.                   163,487
 1,650         Fluor Corp.                                          62,040
 37,293        Ford Motor Co.                                       658,221
 5,454         Gannett Co., Inc.                                    413,413
 17,811        Gap (The), Inc.                                      259,506
 11,439        General Motors Corp.                                 710,934
 3,580         Genuine Parts Co.                                    130,849
 3,360         Goodyear Tire & Rubber Co.                           73,651
 3,558         Hasbro, Inc.                                         54,437
 7,606         Hilton Hotels Corp.                                  108,005
 48,258        Home Depot, Inc.                                     2,011,876
 6,086         IMS Health, Inc.                                     128,110
 1,820         ITT Industries, Inc.                                 121,940
 7,777         Interpublic Group Cos., Inc.                         256,641
 2,584      (1) Jones Apparel Group, Inc.                           102,998
 1,036         KB HOME                                              53,385
 1,731         Knight-Ridder, Inc.                                  113,952
 6,898      (1) Kohl's Corp.                                        517,350
 4,047         Leggett and Platt, Inc.                              106,517
 10,650        Limited, Inc.                                        223,543
 2,167         Liz Claiborne, Inc.                                  66,375
 15,946        Lowe's Cos., Inc.                                    752,013
 4,963         Marriott International, Inc., Class A                200,704
 6,033         May Department Stores Co.                            212,241
 1,581         Maytag Corp.                                         70,813
 1,271      (1) McDermott International, Inc.                       16,841
 3,983         McGraw-Hill Cos., Inc.                               251,447
 1,017         Meredith Corp.                                       41,127
 1,234         Navistar International Corp.                         43,819
 3,105         New York Times Co., Class A                          156,088
 5,519         Nike, Inc., Class B                                  296,646
 2,768         Nordstrom, Inc.                                      68,148
 6,322      (1) Office Depot, Inc.                                  115,566
 3,827         Omnicom Group, Inc.                                  330,538
 2,370         PACCAR, Inc.                                         104,849
 7,718         Paychex, Inc.                                        267,429
 5,433         Penney (J.C.) Co., Inc.                              132,891
 1,242         Pulte Homes Inc.                                     67,354
 3,692         Radioshack Corp.                                     126,414
 1,214      (1) Reebok International Ltd.                           31,783
 2,942      (1) Sabre Group Holdings, Inc.                          115,915
 6,643         Sears, Roebuck & Co.                                 392,269
 3,181         Sherwin-Williams Co.                                 100,520
 1,193         Snap-On Inc.                                        $37,699
 1,753         Stanley Works                                        74,643
 9,507      (1) Staples, Inc.                                       200,408
 7,874      (1) Starbucks Corp.                                     191,181
 4,073         Starwood Hotels & Resorts Worldwide, Inc.            144,143
 11,234        TJX Cos., Inc.                                       236,925
 2,602         TRW, Inc.                                            142,850
 18,592        Target Corp.                                         770,638
 5,876         The Pepsi Bottling Group, Inc.                       194,026
 2,984         Tiffany & Co.                                        111,900
 4,315      (1) Toys 'R' Us, Inc.                                   78,749
 6,135         Tribune Co.                                          260,799
 1,197         Tupperware Corp.                                     26,490
 2,286         V.F. Corp.                                           97,155
 2,685         Visteon Corp.                                        42,289
 91,786        Wal-Mart Stores, Inc.                                4,965,623
 2,974      (1) Wellpoint Health Networks, Inc.                     220,552
 1,376         Whirlpool Corp.                                      98,246
                   Total
               Consumer Staples--12.2%
 1,186         Alberto-Culver Co.                                   62,822
 8,368         Albertsons, Inc.                                     294,303
 18,210        Anheuser-Busch Cos., Inc.                            939,818
 13,480        Archer-Daniels-Midland Co.                           196,134
 4,864         Avon Products, Inc.                                  257,549
 1,406         Brown-Forman Corp., Class B                          110,666
 1,807         Brunswick Corp.                                      48,066
 8,048         CVS Corp.                                            257,777
 8,437         Campbell Soup Co.                                    238,345
 12,307     (1) Clear Channel Communications, Inc.                  655,102
 51,168        Coca-Cola Co.                                        2,842,894
 9,159         Coca-Cola Enterprises, Inc.                          199,208
 11,361        Colgate-Palmolive Co.                                615,766
 19,460     (1) Comcast Corp., Class A                              547,994
 11,063        ConAgra, Inc.                                        272,260
 743           Coors Adolph Co., Class B                            49,588
 3,617         Darden Restaurants, Inc.                             90,895
 3,059         Fortune Brands, Inc.                                 164,115
 7,523         General Mills, Inc.                                  342,296
 21,733        Gillette Co.                                         773,043
 6,234         Harley Davidson, Inc.                                327,784
 2,310      (1) Harrah's Entertainment, Inc.                        110,071
 7,209         Heinz (H.J.) Co.                                     292,902
 2,792         Hershey Foods Corp.                                  186,310
 8,371         Kellogg Co.                                          307,216
 10,814        Kimberly-Clark Corp.                                 702,045
 16,484        Kroger Co.                                           368,417
 8,889         Mattel, Inc.                                         188,802
 26,472        McDonald's Corp.                                     792,572
 36,030        PepsiCo, Inc.                                        1,872,839
 44,619        Philip Morris Cos., Inc.                             2,554,438
 26,692        Procter & Gamble Co.                                 2,390,269
 10,336     (1) Safeway, Inc.                                       420,158
 16,174        Sara Lee Corp.                                       340,948
 2,727         SUPERVALU Inc.                                       82,301
 13,698        SYSCO Corp.                                          381,489
 3,467         UST, Inc.                                           $132,890
 11,770        Unilever NV, ADR                                     771,170
 36,519     (1) Viacom, Inc., Class B                               1,787,970
 21,044        Walgreen Co.                                         805,143
 41,998        Walt Disney Co.                                      962,174
 2,154         Wendy's International, Inc.                          81,787
 2,895         Winn-Dixie Stores, Inc.                              56,192
 4,638         Wrigley (Wm.), Jr. Co.                               265,804
 3,003      (1) Yum! Brands, Inc.                                   191,892
                   Total
               Energy--7.2%
 1,826         Amerada-Hess Corp.                                   150,188
 5,122         Anadarko Petroleum Corp.                             259,942
 2,823         Apache Corp.                                         157,185
 1,428         Ashland, Inc.                                        54,250
 6,917         Baker Hughes, Inc.                                   253,508
 2,739         CMS Energy Corp.                                     49,466
 21,969        Chevron Texaco Corp.                                 1,916,795
 12,889        Conoco, Inc.                                         346,456
 3,372         Constellation Energy Group                           102,070
 3,200         Devon Energy Corp.                                   167,200
 7,222         Dynegy, Inc.                                         64,204
 2,379         EOG Resources, Inc.                                  97,539
 140,871       Exxon Mobil Corp.                                    5,624,979
 8,843         Halliburton Co.                                      164,038
 2,063         Kerr-McGee Corp.                                     119,840
 6,372         Marathon Oil Corp.                                   174,720
 2,902      (1) Nabors Industries, Inc.                             127,398
 2,721      (1) Noble Drilling Corp.                                116,513
 7,694         Occidental Petroleum Corp.                           229,743
 7,851         Phillips Petroleum Co.                               451,825
 6,140         Reliant Energy, Inc.                                 104,441
 1,931      (1) Rowan Companies, Inc.                               49,627
 43,740        Royal Dutch Petroleum Co., ADR                       2,405,700
 11,866        Schlumberger Ltd.                                    612,760
 4,267         Sempra Energy                                        106,718
 1,558         Sunoco Inc.                                          55,402
 5,459         TXU Corp.                                            280,210
 6,565         Transocean Sedco Forex, Inc.                         250,586
 5,025         Unocal Corp.                                         185,021
 7,590         Xcel Energy, Inc.                                    163,109
                   Total                                            14,841,433
               Finance--19.5%
 10,754        AFLAC, Inc.                                          345,849
 5,345         Ace, Ltd.                                            184,990
 14,684        Allstate Corp.                                       565,040
 2,173         Ambac Financial Group, Inc.                          146,373
 27,477        American Express Co.                                 1,168,047
 53,800        American International Group, Inc.                   3,602,986
 7,505         Amsouth Bancorporation                               166,611
 5,545         Aon Corp.                                            185,369
 3,557      (1) Apollo Group, Inc., Class A                         122,645
 9,494         BB&T Corp.                                           356,785
 24,032        Bank One Corp.                                       976,420
 32,400        Bank of America Corp.                                2,456,244
 15,167        Bank of New York Co., Inc.                           550,562
 2,056         Bear Stearns Cos., Inc.                              123,463
 2,978         CIGNA Corp.                                         $315,817
 4,424         Capital One Financial Corp.                          276,235
 4,629         Charter One Financial, Inc.                          167,570
 3,496         Chubb Corp.                                          262,759
 3,327         Cincinnati Financial Corp.                           150,979
 105,950       Citigroup, Inc.                                      4,574,921
 3,667         Comerica, Inc.                                       235,055
 10,466     (1) Concord EFS, Inc.                                   327,272
 7,100      (1) Conseco, Inc.                                       19,809
 2,527         Countrywide Credit Industries, Inc.                  124,606
 8,533         Equity Office Properties Trust                       257,185
 5,577         Equity Residential Properties Trust                  161,398
 20,573        Fannie Mae                                           1,646,046
 12,007        Fifth Third Bancorp                                  782,496
 2,608         First Tennessee National Corp.                       101,582
 21,495        FleetBoston Financial Corp.                          757,484
 5,383         Franklin Resources, Inc.                             234,322
 14,315        Freddie Mac                                          938,348
 3,246         Golden West Financial Corp.                          227,090
 5,049         Hartford Financial Services Group, Inc.              333,234
 16,747        Honeywell International, Inc.                        656,482
 9,425         Household International, Inc.                        482,089
 5,174         Huntington Bancshares, Inc.                          103,325
 40,631        J.P. Morgan Chase & Co.                              1,460,684
 3,099         Jefferson-Pilot Corp.                                147,543
 6,151         John Hancock Financial Services, Inc.                225,680
 8,721         KeyCorp                                              238,083
 5,029         Lehman Brothers Holdings, Inc.                       306,769
 3,902         Lincoln National Corp.                               174,888
 3,943         Loews Corp.                                          225,145
 3,056         MBIA Inc.                                            171,472
 17,542        MBNA Corp.                                           635,196
 2,207         MGIC Investment Corp.                                160,625
 5,656         Marsh & McLennan Cos., Inc.                          570,690
 2,204         Marshall & Ilsley Corp.                              136,846
 9,095         Mellon Financial Corp.                               337,424
 17,343        Merrill Lynch & Co., Inc.                            706,034
 14,926        MetLife, Inc.                                        495,991
 3,212         Moody's Corp.                                        154,690
 22,686        Morgan Stanley, Dean Witter & Co.                    1,031,306
 12,508        National City Corp.                                  416,266
 4,574         Northern Trust Corp.                                 237,025
 5,930         PNC Financial Services Group                         333,563
 4,528         Progressive Corp., OH                                268,103
 5,853      (1) Providian Financial Corp.                           47,702
 4,684         Regions Financial Corp.                              168,858
 3,612         Robert Half International, Inc.                      89,144
 2,632         SAFECO Corp.                                         84,198
 3,228         SLM Corporation                                      311,437
 28,145        Schwab (Charles) Corp.                               340,273
 7,136         SouthTrust Corp.                                     185,322
 4,272         St. Paul Cos., Inc.                                  182,030
 6,686         State Street Corp.                                   310,632
 4,559         Stilwell Financial, Inc.                             98,474
 5,943         SunTrust Banks, Inc.                                 405,907
 5,999         Synovus Financial Corp.                              159,873
 2,540         T. Rowe Price Group, Inc.                           $91,719
 2,558         Torchmark Corp.                                      103,241
 39,303        U.S. Bancorp, Inc.                                   929,516
 4,985         UNUM Provident                                       126,121
 2,829         Union Planters Corp.                                 141,931
 28,026        Wachovia Corp.                                       1,075,358
 19,834        Washington Mutual, Inc.                              770,948
 34,910        Wells Fargo & Co.                                    1,829,284
 2,732         XL Capital Ltd.                                      241,837
 1,889         Zions Bancorp                                        104,027
                   Total
               Health Care--13.3%
 32,056        Abbott Laboratories                                  1,522,660
 2,981         Aetna Inc.                                           142,641
 2,695         Allergan, Inc.                                       170,054
 2,140         AmerisourceBergen Corp.                              164,973
 21,577     (1) Amgen, Inc.                                         1,027,713
 1,052         Bard (C.R.), Inc.                                    57,965
 1,105         Bausch & Lomb, Inc.                                  41,736
 12,157        Baxter International, Inc.                           652,831
 5,327         Becton, Dickinson & Co.                              200,295
 3,046      (1) Biogen, Inc.                                        151,934
 5,561         Biomet, Inc.                                         156,987
 8,307      (1) Boston Scientific Corp.                             231,350
 39,846        Bristol-Myers Squibb Co.                             1,240,008
 9,256         Cardinal Health, Inc.                                615,154
 3,903      (1) Chiron Corp.                                        141,289
 3,679      (1) Forest Laboratories, Inc.                           271,621
 4,370      (1) Genzyme Corp.                                       139,971
 6,276      (1) Guidant Corp.                                       251,040
 10,607        HCA / Healthcare Co.                                 521,122
 8,079      (1) HealthSouth Corp.                                   114,318
 4,979      (1) Health Management Association, Class A              102,518
 3,475      (1) Humana, Inc.                                        52,889
 11,216     (1) Immunex Corp.                                       283,092
 63,169        Johnson & Johnson                                    3,875,418
 5,059      (1) King Pharmaceuticals, Inc.                          136,846
 23,147        Lilly (Eli) & Co.                                    1,497,611
 2,109      (1) Manor Care, Inc.                                    54,623
 5,920         McKesson Corp.                                       222,000
 5,098      (1) Medimmune, Inc.                                     165,787
 24,931        Medtronic, Inc.                                      1,150,566
 46,844        Merck & Co., Inc.                                    2,674,792
 129,466       Pfizer, Inc.                                         4,479,524
 26,716        Pharmacia, Inc.                                      1,153,864
 2,464      (1) Quintiles Transnational Corp.                       35,013
 30,151        Schering Plough Corp.                                797,494
 1,793         St. Jude Medical, Inc.                               151,329
 4,048         Stryker Corp.                                        220,859
 6,702      (1) Tenet Healthcare Corp.                              499,299
 6,420         UnitedHealth Group, Inc.                             582,936
 27,167        Wyeth                                                1,507,768
 3,992      (1) Zimmer Holdings, Inc.                               139,640
                   Total
               Technology--16.2%
 16,348     (1) ADC Telecommunications, Inc.                        54,766
 91,160     (1) AOL Time Warner, Inc.                               1,704,692
 4,881         Adobe System, Inc.                                  $176,204
 6,999      (1) Advanced Micro Devices, Inc.                        79,999
 9,550      (1) Agilent Technologies, Inc.                          251,833
 1,653         Allegheny Technologies, Inc.                         29,027
 7,933      (1) Altera Corp.                                        143,032
 7,514      (1) Analog Devices, Inc.                                275,163
 1,684      (1) Andrew Corp.                                        29,015
 7,278      (1) Apple Computer, Inc.                                169,577
 4,378         Applera Corp.                                        79,680
 33,770     (1) Applied Materials, Inc.                             749,019
 6,165      (1) Applied Micro Circuits Corp.                        37,915
 2,258         Autodesk, Inc.                                       30,483
 12,773        Automatic Data Processing, Inc.                      663,174
 7,413      (1) Avaya, Inc.                                         51,298
 5,000      (1) BMC Software, Inc.                                  84,550
 5,403      (1) Broadcom Corp.                                      121,838
 6,770      (1) CIENA Corp.                                         38,318
 151,052    (1) Cisco Systems, Inc.                                 2,383,601
 3,866      (1) Citrix Systems, Inc.                                41,250
 11,892        Computer Associates International, Inc.              206,445
 3,519      (1) Computer Sciences Corp.                             166,695
 7,690      (1) Compuware Corp.                                     56,675
 3,836      (1) Comverse Technology, Inc.                           45,457
 5,265      (1) Conexant Systems, Inc.                              37,645
 53,688     (1) Dell Computer Corp.                                 1,441,523
 45,627        EMC Corp.-Mass                                       330,796
 6,013         Eastman Kodak Co.                                    200,053
 9,901         Electronic Data Systems Corp.                        522,971
 2,984         Equifax, Inc.                                        82,448
 7,856         First Data Corp.                                     622,195
 6,672      (1) Gateway, Inc.                                       35,762
 62,176        Hewlett-Packard Co.                                  1,186,940
 138,224       Intel Corp.                                          3,817,747
 35,475        International Business Machines Corp.                2,853,964
 1,843      (1) International Game Technology                       115,187
 4,381      (1) Intuit, Inc.                                        191,581
 27,952     (1) JDS Uniphase Corp.                                  98,112
 4,061      (1) Jabil Circuit, Inc.                                 93,241
 3,852      (1) KLA-Tencor Corp.                                    200,805
 7,555      (1) LSI Logic Corp.                                     86,127
 6,536         Linear Technology Corp.                              243,466
 70,492     (1) Lucent Technologies, Inc.                           327,788
 6,710      (1) Maxim Integrated Products, Inc.                     308,660
 1,704      (1) Mercury Interactive Corp.                           57,697
 12,361        Micron Technology, Inc.                              291,472
 111,518    (1) Microsoft Corp.                                     5,677,381
 4,002         Molex, Inc.                                          151,075
 45,836        Motorola, Inc.                                       732,918
 2,001      (1) NCR Corp.                                           73,137
 2,978      (1) NVIDIA Corp.                                        99,644
 3,659      (1) National Semiconductor Corp.                        112,331
 6,876      (1) Network Appliance, Inc.                             89,457
 65,995     (1) Nortel Networks Corp.                               145,849
 7,468      (1) Novell, Inc.                                        25,615
 2,951      (1) Novellus Systems, Inc.                              125,358
 113,206    (1) Oracle Corp.                                        896,592
 3,400      (1) PMC-Sierra, Inc.                                   $48,348
 11,893     (1) Palm, Inc.                                          18,910
 5,355      (1) Parametric Technology Corp.                         18,635
 6,238      (1) Peoplesoft, Inc.                                    128,066
 2,529         PerkinElmer, Inc.                                    35,330
 1,624      (1) Power-One, Inc.                                     14,600
 1,913      (1) Qlogic Corp.                                        87,462
 15,799     (1) Qualcomm, Inc.                                      499,880
 4,004      (1) Rational Software Corp.                             45,566
 8,051         Raytheon Co.                                         355,854
 10,768     (1) Sanmina Corp.                                       123,832
 3,222         Scientific-Atlanta, Inc.                             62,668
 9,522      (1) Siebel Systems, Inc.                                173,777
 16,900     (1) Solectron Corp.                                     136,552
 66,897     (1) Sun Microsystems, Inc.                              460,920
 4,704         Symbol Technologies, Inc.                            40,313
 2,277      (1) TMP Worldwide, Inc.                                 61,502
 1,895      (1) Tektronix, Inc.                                     38,431
 8,444      (1) Tellabs, Inc.                                       81,569
 3,719      (1) Teradyne, Inc.                                      100,711
 35,756        Texas Instruments, Inc.                              1,025,125
 6,642      (1) Unisys Corp.                                        75,984
 8,256      (1) Veritas Software Corp.                              187,164
 4,124      (1) Vitesse Semiconductor Corp.                         20,740
 2,694      (1) Waters Corp.                                        71,822
 14,828     (1) Xerox Corp.                                         133,007
 6,910      (1) Xilinx, Inc.                                        243,647
 11,977     (1) Yahoo, Inc.                                         191,872
                   Total
               Transportation--0.8%
 3,189         AMR Corp.                                            66,810
 7,914         Burlington Northern Santa Fe                         223,966
 4,405         CSX Corp.                                            151,532
 2,539         Delta Air Lines, Inc.                                66,649
 6,143      (1) FedEx Corp.                                         331,415
 7,961         Norfolk Southern Corp.                               168,534
 1,250         Ryder Systems, Inc.                                  37,375
 15,791        Southwest Airlines Co.                               268,921
 5,115         Union Pacific Corp.                                  313,243
                   Total                                            1,628,445
               Utilities--2.8%
 10,978     (1) AES Corp.                                           71,906
 2,576         Allegheny Energy, Inc.                               92,556
 2,835         Ameren Corp.                                         123,946
 6,636         American Electric Power Co., Inc.                    283,556
 4,027      (1) American Power Conversion Corp.                     56,217
 3,223      (1) BJ Services Co.                                     120,927
 4,138         Burlington Resources, Inc.                           168,003
 7,647      (1) Calpine Corp.                                       73,717
 3,424         Cinergy Corp.                                        124,805
 4,371         Consolidated Edison Co.                              191,319
 3,350         DTE Energy Co.                                       156,780
 5,696         Dominion Resources, Inc.                             368,987
 17,011        Duke Energy Corp.                                    544,522
 6,710      (1) Edison International                                125,209
 10,510        El Paso Corp.                                        269,582
 4,552         Entergy Corp.                                        200,197

--------------------------------------------------------------------------------
 6,608         Exelon Corp.                                        $353,462
 3,924      (1) FIserv, Inc.                                        166,927
 3,621         FPL Group, Inc.                                      228,087
 6,129         FirstEnergy Corp.                                    211,512
 2,865         KeySpan Corp.                                        108,469
 2,546         Kinder Morgan, Inc.                                  110,114
 8,253      (1) Mirant Corp.                                        78,403
 912           NICOR, Inc.                                          43,831
 4,274         NiSource, Inc.                                       103,559
 7,989      (1) P G & E Corp.                                       171,763
 3,019         PP & L Resources, Inc.                               106,842
 731           Peoples Energy Corp.                                 28,787
 1,744         Pinnacle West Capital Corp.                          69,952
 4,504         Progress Energy, Inc.                                233,532
 4,239         Public Service Enterprises Group, Inc.               191,942
 14,316        Southern Co.                                         386,532
 2,877         TECO Energy, Inc.                                    71,637
 10,627        Williams Cos., Inc. (The)                            150,903
                   Total
                   TOTAL COMMON STOCKS (IDENTIFIED COST             201,586,529
                   $106,823,425)

               (2) U.S. Treasury Obligation --1.6%
$3,400,000     United States Treasury Bill, 6/20/2002               3,397,280
               (IDENTIFIED COST $3,396,869)

               REGISTERED INVESTMENT COMPANY--0.8%
 1,676,942     Evergreen Institutional Money Market Fund (AT        1,676,942
               AMORTIZED COST)
                   Total Investments (IDENTIFIED COST
                   $111,897,236)                                   $206,660,751

================================================================================
(See Notes to Portfolios of Investments)
  Shares
 or
 Principal
 Amount                                                                  Value

--------------------------------------------------------------------------------


WACHOVIA EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

              Common Stocks--84.2%
              Brazil--3.2%
 20,000       Companhia Cervajaria Brahma, ADR                     $378,000
 27,000       Companhia Vale Do Rio Doce                            814,179
 75,000       Petroleo Brasileiro SA, ADR                           1,785,750
 100,000      Tele Centro Oeste Celular Participacoes SA, ADR       514,000
 20,000       Telemig Celular Participacoes SA, ADR                 491,000
 30,000       Unibanco Uniao de Bancos Brasileiros SA, GDR          622,500
                  Total                                             4,605,429
              China--1.7%
 4,000,000    Beijing Datang Power Generation Co., Ltd., Class H    1,641,057
 3,600,000    PetroChina Co. Ltd., Class H                          752,322
                  Total                                             2,393,379
              Croatia--0.4%
 40,000    (3)Pliva D.D., GDR                                       563,228
              Czech Republic--0.9%
 75,710       Ceska Sporitelna AS                                   866,207
 50,000       Cesky Telecom AS                                      476,073
                  Total                                             1,342,280
              Hong Kong--4.7%
 3,500,000    Brilliance China Automotive Holdings Ltd.             587,832
 60,000       Cheung Kong (Holdings) Ltd.                           555,780
 1,250,000    China Everbright Ltd.                                 785,272
 1,650,000    China Merchants Holdings International Co., Ltd.      1,300,987
 410,000   (1)China Mobile (Hong Kong) Ltd.                         1,295,730
 1,420,000 (1)China Unicom Ltd.                                     1,319,897
 138,000      Henderson China Holding Ltd.                          61,924
 95,000       Hutchison Whampoa Ltd.                                794,727
 180,000      Roadshow Holdings Ltd.                                60,001
                  Total                                             6,762,150
              Hungary--2.5%
 25,000       MOL Magyar Olaj, GDR                                  491,250
 50,000       Magyar Tavkozlesi Rt (Matav), ADR                     902,000
 200,000      OTP Bank RT                                           1,740,203
 30,000       OTP Bank RT, GDR                                      522,000
                  Total                                             3,655,453
              India--2.7%
 35,000       Aventis Pharma Ltd.                                   299,867
 60,000       BSES Ltd., GDR                                        885,000
 37,000       Bajaj Auto Ltd.                                       365,810
 241,000      Bank of Baroda                                        242,426
 35,000       Cipla Ltd.                                            706,534
 49,000       ITC Ltd.                                              611,075
 50,000       Reliance Industries Ltd.                              269,792
 47,400    (3)Reliance Industries Ltd., GDR                         554,580
                  Total                                             3,935,084
              Indonesia--2.9%
 400,000      PT Gudang Garam                                       498,994
 2,375,000    PT Hanjaya Mandala Sampoerna                          1,249,281
 517,500      PT Indosat                                            699,123
 3,633,800    PT Telekomunikasi Indonesia                           1,702,528
                  Total                                             4,149,926
              Israel--1.6%
 16,000    (1)Check Point Software Technologies Ltd.               $260,160
 75,000    (1)RADWARE Ltd.                                          727,425
 20,000       Teva Pharmaceutical Industries Ltd.                   1,323,580
                  Total                                             2,311,165
              Korea, Republic of--21.7%
 185,000   (1)Daewoo Shipbuilding & Marine Engineering Co., Ltd.    1,179,198
 65,000       Honam Petrochem Corp.                                 1,169,604
 74,000       Hyundai Motor Co.                                     2,452,854
 89,000       KT Corp., ADR                                         2,109,300
 66,520       Kookmin Bank                                          3,434,739
 78,000       Korea Electric Power Corp.                            1,618,710
 32,000       LG Household & Health Care Ltd.                       1,001,400
 15,100       Pacific Corp.                                         1,616,569
 20,000       Pohang Iron and Steel Co., Ltd.                       2,297,620
 8,570        SK Telecom Co., Ltd.                                  1,909,071
 42,660       SK Telecom Co. Ltd., ADR                              1,057,115
 26,727       Samsung Electronics Co.                               7,527,492
 27,000       Samsung SDI Co., Ltd.                                 2,127,893
 11,200       Shinsegae Co., Ltd.                                   1,650,992
                  Total                                             31,152,557
              Malaysia--2.0%
 250,000      Genting Berhad                                        986,842
 915,000      Malakoff Berhad                                       905,368
 250,000      Malaysian International Shipping Berhad               467,105
 200,000      Tanjong PLC                                           526,316
                  Total                                             2,885,631
              Mexico--9.9%
 75,000       America Movil SA de CV, Class L, ADR                  1,311,750
 270,299   (1)Cemex SA de CV                                        1,617,924
 75,000       Coca-Cola Femsa SA, ADR                               1,912,500
 50,000       Fomento Economico Mexicano, SA de CV, ADR             2,112,500
 1,500,000    Grupo Financiero BBVA Bancomer, SA de CV              1,297,987
 280,000      Grupo Modelo SA de CV, Class C                        700,436
 20,000    (1)Grupo Televisa SA, GDR                                839,000
 200,000      Kimberly-Clark de Mexico                              599,502
 70,000       Telefonos de Mexico, Class L, ADR                     2,436,000
 600,000      Wal-Mart de Mexico SA de CV                           1,487,861
                  Total                                             14,315,460
              Peru--0.9%
 20,000       Cia de Minas Buenaventura SA, ADR                     597,000
 45,000       Compania de Minas Buenaventura SA                     705,248
                  Total                                             1,302,248
              Poland--1.0%
 50,000    (1)Bank Pekao SA                                         1,374,891
              Russia--5.2%
 50,000       Gazprom, ADR                                          862,500
 60,000    (1)JSC Mining and Smelting Co. Norilsk Nickel, ADR       1,343,490
 100,000   (1)RAO Unified Energy System, Class S, RDC               1,367,000
 30,000    (1)Sun Interbrew Ltd., Class A, GDR, Registered          190,500
 180,000   (1)Sun Interbrew Ltd., Class B, GDR                      1,143,000
 50,000       Surgutneftegaz, ADR                                   1,071,750
 10,000       YUKOS, ADR                                            1,546,455
                  Total                                             7,524,695
              Singapore--0.1%
 60,000       City Developments Ltd.                                198,064
              Slovak Republic of--0.2%
 55,000    (3)Slovakofarma AS, GDR                                 $72,875
 195,000   (3)Slovakofarma AS, GDR, Registered                      253,500
                  Total                                             326,375
              South Africa--6.0%
 300,000      ABSA Group Ltd.                                       983,637
 60,000       Anglogold Ltd., ADR                                   1,923,600
 112,312      Bidvest Group Ltd.                                    568,744
 10,000       Impala Platinum Holdings Ltd.                         654,326
 800,000      Sanlam Ltd.                                           718,571
 50,000       Sappi Ltd.                                            725,835
 70,000       Sasol Ltd.                                            778,418
 650,000      Standard Bank Investment Corp., Ltd.                  2,260,216
                  Total                                             8,613,347
              Taiwan, Republic of China--9.5%
 50,000       Ambit Microsystems Corp.                              223,529
 388,750      Asustek Computer, Inc.                                1,292,022
 343,351   (1)Chinatrust Financial Holding Co., Ltd.                318,105
 324,625      Delta Electronics, Inc.                               572,868
 500,000      Far Eastern Textile Ltd.                              213,235
 416,000      Hon Hai Precision Industry Co., Ltd.                  1,896,471
 450,000      Quanta Computer, Inc.                                 1,363,235
 1,092,570    Taiwan Cellular Corp.                                 1,368,926
 1,592,000    Taiwan Semiconductor Manufacturing Co.                4,003,412
 1,647,500    United Microelectronics Corp.                         2,195,051
 301,300      Yageo Corp.                                           178,121
                  Total                                             13,624,975
              Thailand--2.0%
 500,000      Advanced Info Service PCL                             543,222
 50,000       Advanced Info Service PCL                             52,551
 120,000      BEC World PCL                                         697,213
 200,000      PTT Exploration and Production PCL                    604,629
 600,000   (1)PTT PCL                                               480,043
 1,236,000 (1)Shin Corp. PCL                                        502,107
                  Total                                             2,879,765
              Turkey--0.1%
 32,404,162   Haci Omer Sabanci Holding AS                          90,168
              United Kingdom--5.0%
 40,000       Anglo American PLC                                    734,531
 160,000      Anglo American PLC, ADR                               2,992,000
 250,000      BHP Billiton PLC                                      1,425,937
 44,136       HSBC Holdings PLC                                     536,150
 175,000      South African Breweries PLC                           1,480,570
                  Total                                             7,169,188
                  Total Common Stocks (identified cost              121,175,458
                  $91,998,927)

              Preferred Stocks--2.6%
              Brazil--1.9%
 8,000,000    Banco Itau SA, Pfd.                                   551,111
 110,000,000  Companhia Paranaense de Energia-Copel, Pfd.,          635,119
              (Series B)
 72,081,404   Telemar Norte Leste SA, Pfd., (Series A)              1,544,315
                  Total                                             2,730,545
              Russia--0.7%
 4,000,000    Surgutneftegaz, Pfd.                                  940,000
                  Total Preferred Stocks (identified cost           3,670,545
                  $3,273,643)

              CORPORATE BOND--0.0%
              --------------------------------------------------
              Brazil--0.0%
 $53,500      Companhia Vale Do Rio Doce, Deb. (IDENTIFIED COST
              $229)                                                $0

              registered investment company--16.2%
              United States--16.2%
 23,359,399    Evergreen Institutional U.S. Government Money        23,359,399
              Market Fund (AT AMORTIZED COST)
                  Total Investments (identified cost
                  $118,632,198)                                    $148,205,402

===============================================================================
(See Notes to Portfolios of Investments)


WACHOVIA PERSONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)



  Shares                                                                 Value

-------------------------------------------------------------------------------

             Common Stocks--87.8%
             Basic Materials--2.7%
 146,485     Alcoa, Inc.                                           $5,124,045
 31,001      Bowater, Inc.                                          1,623,832
                 Total                                              6,747,877
             Capital Goods--6.8%
 29,881      Avery Dennison Corp.                                   1,953,321
 41,315      Boeing Co.                                             1,762,085
 297,866     General Electric Co.                                   9,275,547
 24,970      Illinois Tool Works, Inc.                              1,773,619
 41,306      Parker-Hannifin Corp.                                  2,023,994
                 Total                                              16,788,566
             Communication Services--3.4%
 60,809      CenturyTel, Inc.                                       1,885,079
 72,018      SBC Communications, Inc.                               2,469,497
 22,522      Telephone and Data System, Inc.                        1,707,168
 53,075      Verizon Communications, Inc.                           2,282,225
                 Total                                              8,343,969
             Consumer Cyclicals--10.5%
 38,323      Family Dollar Stores, Inc.                             1,379,628
 106,907     Ford Motor Co.                                         1,886,909
 103,466     Home Depot, Inc.                                       4,313,498
 61,076      Jones Apparel Group, Inc.                              2,434,489
           (1)
 179,586     Lowe's Cos., Inc.                                      8,469,276
 97,118      McCormick & Co., Inc.                                  2,550,319
 48,380      Starwood Hotels & Resorts Worldwide, Inc.              1,712,168
 22,686      Target Corp.                                           940,335
 41,979      Wal-Mart Stores, Inc.                                  2,271,064
                 Total                                              25,957,686
             Consumer Staples--9.7%
 109,180     Coca-Cola Co.                                          6,066,041
 27,778      Harley-Davidson, Inc.                                  1,460,567
 39,633      Hershey Foods Corp.                                    2,644,710
 34,508      Kimberly-Clark Corp.                                   2,240,259
 89,287      McDonald's Corp.                                       2,673,253
 73,509      Philip Morris Cos., Inc.                               4,208,390
 28,150      Procter & Gamble Co.                                   2,520,833
 79,013      SYSCO Corp.                                            2,200,512
                 Total                                              24,014,565
             Energy--6.6%
 23,130      Anadarko Petroleum Corp.                               1,173,848
 14,325      ChevronTexaco Corp.                                    1,249,856
 64,535      Conoco, Inc.                                           1,734,701
 44,942      EOG Resources, Inc.                                    1,842,622
 260,427     Exxon Mobil Corp.                                      10,398,850
                 Total                                              16,399,877
             Finance--19.9%
 88,724      AFLAC, Inc.                                            2,853,364
 87,401      American International Group, Inc.                     5,853,245
 69,698      BB&T Corp.                                             2,619,251
 36,061      Bank of America Corp.                                 $2,733,784
 149,518     Citigroup, Inc.                                        6,456,187
 77,861    (1Concord EFS, Inc.                                      2,434,714
 28,317      Freddie Mac                                            1,856,179
 86,472      FleetBoston Financial Corp.                            3,047,273
 39,678      Hartford Financial Services Group, Inc.                2,618,748
 60,037      Honeywell International, Inc.                          2,353,450
 56,999      J.P. Morgan Chase & Co.                                2,049,114
 37,463      Loews Corp.                                            2,139,137
 76,608      Morgan Stanley, Dean Witter & Co.                      3,482,600
 67,323      RenaissanceRE Holdings Ltd.                            2,490,951
 76,456      Wells Fargo & Co.                                      4,006,294
 25,925      XL Capital Ltd., Class A                               2,294,881
                 Total                                              49,289,172
             Health Care--12.5%
 50,591      Abbott Laboratories                                    2,403,073
 31,123    (1Amgen, Inc.                                            1,482,389
 30,412    (1Boston Scientific Corp.                                846,974
 132,220     Johnson & Johnson                                      8,111,697
 76,190    (1Lincare Holdings, Inc.                                 2,261,319
 64,992      Medtronic, Inc.                                        2,999,381
 90,340      Merck & Co., Inc.                                      5,158,414
 176,852     Pfizer, Inc.                                           6,119,079
 22,360    (1)Tenet Healthcare Corp.                                1,665,820
                 Total                                              31,048,146
             Technology--13.0%
 89,977    (1Altera Corp.                                           1,622,285
 48,692    (1Applied Materials, Inc.                                1,079,989
 292,255   (1)Cisco Systems, Inc.                                   4,611,784
 99,613    (1CommScope, Inc.                                        1,411,516
 100,017   (1Dell Computer Corp.                                    2,685,456
 22,451      First Data Corp., Class                                1,778,119
 91,821    (1Integrated Circuit System, Inc.                        1,913,550
 190,430     Intel Corp.                                            5,259,677
 42,112      International Business Machines Corp.                  3,387,910
 148,655   (1)Microsoft Corp.                                       7,568,026
 44,220    (1Siebel Systems, Inc.                                   807,015
                 Total                                              32,125,327
             Utilities--2.7%
 30,043      Allegheny Energy, Inc.                                 1,079,445
 171,270     Duke Energy Corp.                                      5,482,353
                 Total                                              6,561,798
                 Total Common Stocks (identified cost               217,276,983
                 $171,436,095)

             (2) U.S. Treasury Obligation--0.8%
 2,000,000    United States Treasury Bill, 6/20/2002                1,998,400
             (identified cost $1,998,163)
             REGISTERED INVESTMENT COMPANY--9.3%
 23,025,998  Evergreen Institutional Money Market Fund (AT          23,025,998
             AMORTIZED COST)
                 Total Investments (identified cost
                 $196,460,256)                                     $242,301,381

================================================================================
(See Notes to Portfolio of Investments)

--------------------------------------------------------------------------------
WACHOVIA BALANCED FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

             Common Stocks--54.6%
             Basic Materials--3.4%
 25,600      3M Co.                                                $3,211,008
 33,219      Alcoa, Inc.                                            1,162,001
 27,924      Du Pont (E.I.) de Nemours & Co.                        1,284,504
 47,700      PPG Industries, Inc.                                   2,727,486
 32,692      Praxair, Inc.                                          1,830,752
 35,700      Weyerhaeuser Co.                                       2,338,350
                 Total                                              12,554,101
             Capital Goods--4.2%
 215,799     General Electric Co.                                   6,719,981
 22,800      Illinois Tool Works, Inc.                              1,619,484
 22,721    (1)Lexmark International, Inc.                           1,418,926
 15,800      Northrop Grumman Corp.                                 1,916,698
 5,984       SPX Corp.                                              822,800
 39,056      United Technologies Corp.                              2,689,787
                 Total                                              15,187,676
             Communication Services--1.1%
 47,900      BellSouth Corp.                                        1,594,112
 53,689      Verizon Communications, Inc.                           2,308,627
                 Total                                              3,902,739
             Consumer Cyclicals--6.7%
 23,101      Centex Corp.                                           1,241,679
 111,400     Delphi Corp.                                           1,754,550
 49,200      Family Dollar Stores, Inc.                             1,771,200
 11,800      Gannett Co., Inc.                                      894,440
 15,600      General Motors Corp.                                   969,540
 17,100    (1)Kohl's Corp.                                          1,282,500
 61,000      Kraft Foods, Inc., Class A                             2,623,610
 140,592     Lowe's Cos., Inc.                                      6,630,319
 23,800    (1)Navistar International Corp.                          845,138
 97,900    (1)Starbucks Corp.                                       2,377,012
 77,500      Wal-Mart Stores, Inc.                                  4,192,750
                 Total                                              24,582,738
             Consumer Staples--5.3%
 29,100      Anheuser-Busch Cos., Inc.                              1,501,851
 16,924      Avon Products, Inc.                                    896,126
 59,500      Coca-Cola Co.                                          3,305,820
 45,256      Harley-Davidson, Inc.                                  2,379,560
 57,200      PepsiCo, Inc.                                          2,973,256
 22,400      Philip Morris Cos., Inc.                               1,282,400
 37,100      Procter & Gamble Co.                                   3,322,305
 40,700      SYSCO Corp.                                            1,133,495
 28,000      The Walt Disney Co.                                    641,480
 42,276    (1)Viacom, Inc., Class B                                 2,069,833
                 Total                                              19,506,126
             Energy--3.4%
 12,134      Anadarko Petroleum Corp.                               615,800
 30,500      Devon Energy Corp.                                     1,593,625
 145,866     Exxon Mobil Corp.                                      5,824,429
 68,400      Ocean Energy, Inc.                                     1,520,532
 15,500      Phillips Petroleum Co.                                 892,025
 40,600      Schlumberger Ltd.                                     $2,096,584
                 Total                                              12,542,995
             Finance--11.6%
 36,074      American Express Co.                                   1,533,506
 73,113      American International Group, Inc.                     4,896,378
 44,025      Bank of America Corp.                                  3,337,535
 24,054      Bank of New York Co., Inc.                             873,160
 14,900      Capital One Financial Corp.                            930,356
 194,365     Citigroup, Inc.                                        8,392,681
 43,900    (1)Concord EFS, Inc.                                     1,372,753
 18,500      Fifth Third Bancorp                                    1,205,645
 69,151      Freddie Mac                                            4,532,848
 19,700      Loews Corp.                                            1,124,870
 38,213      MBNA Corp.                                             1,383,693
 2,228       Marsh & McLennan Cos., Inc.                            224,805
 60,700      Mellon Financial Corp.                                 2,251,970
 39,500      MetLife, Inc.                                          1,312,585
 34,743      Morgan Stanley, Dean Witter & Co.                      1,579,417
 26,396      PNC Financial Services Group                           1,484,775
 30,991    (1)Prudential Financial, Inc.                            1,068,880
 13,500      State Street Corp.                                     627,210
 51,562      Wells Fargo Co.                                        2,701,849
 15,400      XL Capital Ltd., Class A                               1,363,208
                 Total                                              42,198,124
             Health Care--7.8%
 40,225    (1)Amgen, Inc.                                           1,915,917
 50,500      Baxter International, Inc.                             2,711,850
 25,544      Bristol-Myers Squibb Co.                               794,929
 13,200      Eli Lilly & Co.                                        854,040
 64,836      Johnson & Johnson                                      3,977,689
 35,200    (1)Laboratory Corporation of America Holdings            1,726,560
 28,985      Medtronic, Inc.                                        1,337,658
 28,304      Merck & Co., Inc.                                      1,616,158
 155,074     Pfizer, Inc.                                           5,365,560
 41,700      Pharmacia Corp.                                        1,801,023
 12,100    (1)St. Jude Medical, Inc.                                1,021,240
 22,799    (1)Tenet Healthcare Corp.                                1,698,525
 9,100       UnitedHealth Group, Inc.                               826,280
 50,337      Wyeth                                                  2,793,703
                 Total                                              28,441,132
             Technology--9.0%
 57,900    (1)Affiliated Computer Services, Inc., Class A           3,221,556
 58,400    (1)Altera Corp.                                          1,052,952
 20,591      Automatic Data Processing, Inc.                        1,069,085
 167,477   (1)Cisco Systems, Inc.                                   2,642,787
 61,400    (1)Dell Computer Corp.                                   1,648,590
 73,699    (1)EMC Corp. Mass                                        534,318
 19,000      First Data Corp.                                       1,504,800
 98,915      Intel Corp.                                            2,732,032
 27,900      International Business Machines Corp.                  2,244,555
 20,276    (1)KLA-Tencor Corp.                                      1,056,988
 30,173    (1)Microchip Technology, Inc.                            902,173
 118,625   (1)Microsoft Corp.                                       6,039,199
 57,500    (1)Oracle Corp.                                          455,400
 46,800      Raytheon Co.                                           2,068,560
 112,667     Texas Instruments, Inc.                               $3,230,163
 29,300    (1)USA Interactive                                       835,050
 29,953    (1)Veritas Software Corp.                                679,034
 24,200    (1)Xilinx, Inc.                                          853,292
                 Total                                              32,770,534
             Transportation--0.9%
 79,400      Burlington Northern Santa Fe                           2,247,020
 51,900    (1)Swift Transportation Co.                              1,087,824
                 Total                                              3,334,844
             Utilities--1.2%
 40,764    (1)BJ Services Co.                                       1,529,465
 9,000       Dominion Resources, Inc.                               583,020
 51,058      Duke Energy Corp.                                      1,634,367
 19,100      Pinnacle West Capital Corp.                            766,101
                 Total                                              4,512,953
                 Total Common Stocks (identified cost               199,533,962
                 $162,831,366)

             Asset-Backed Securities--1.9%
$2,000,000   American Express Credit Account Master Trust           2,020,000
             1997-1, Class A, 6.40%, 4/15/2005
 2,025,000   Carco Auto Loan Master Trust 1999-4, Class A,          2,063,845
             6.43%, 11/15/2004
 1,400,000   Discover Card Master Trust I 1999-6, Class A,          1,482,250
             6.85%, 7/17/2007
 1,200,000   MBNA Master Credit Card Trust 1999-J, Class A,         1,335,744
             7.00%, 2/15/2012
                 Total asset-backed securities (identified cost 6,901,839 $6,835,867)

             Corporate Bonds--13.6%
             Communication Services--0.5%
 475,000     AT&T Wireless Services, Inc., Note, 8.125%,            463,087
             5/1/2012
 1,500,000   SBC Communications, Inc., Unsecd. Note, 5.875%,        1,478,220
             2/1/2012
                 Total                                              1,941,307
             Finance--10.4%
 1,250,000   American General Finance Corp., Note, 5.75%,           1,266,475
             3/15/2007
 1,100,000   Associates Corp. of North America, Sr. Note,           1,137,378
             5.75%, 11/1/2003
 865,000     Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008       937,072
 1,000,000   Barnett Banks, Inc., Sub. Note, 6.90%, 9/1/2005        1,074,330
 500,000     Caterpillar Financial Services Corp., Note, Series     517,115
             F, 6.09%, 3/1/2004
 2,000,000   Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005            2,139,800
 1,000,000   Distribution Financial Services RV Trust, 6.48%,       1,040,584
             10/15/2013
 2,155,000   DLJ Mortgage Acceptance Corp. 1999-CG3, Class A1B,     2,353,191
             7.34%, 10/10/2032
 1,000,000   Ford Motor Credit Co., Note, 7.375%, 10/28/2009        1,033,660
 1,000,000   GTE North, Inc., Deb., 5.65%, 11/15/2008               968,480
 2,500,000   General Electric Capital Corp., Note, 8.85%,           2,787,425
             4/1/2005
 1,250,000   General Motors Acceptance Corp., Note, 6.38%,          1,290,650
             1/30/2004
 1,085,000   Goldman Sachs Group, Inc., Note, Series MTNB,          1,155,644
             7.35%, 10/1/2009
 1,500,000   Hartford Life, Inc., Note, 7.10%, 6/15/2007            1,590,315
 1,340,000   Household Finance Corp., 6.40%, 6/17/2008              1,344,074
 1,000,000   J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011    1,031,780
 1,000,000   Key Bank, N.A., Sub. Note, 7.00%, 2/1/2011             1,056,040
 800,000     Kinder Morgan Energy Partners LP, Bond, 7.40%,         815,752
             3/15/2031
 2,290,000   LB Commercial Conduit Mortgage Trust 1999-C1,           2,437,744
             Class A2, 6.78%, 6/15/2031
 1,340,000   Residential Asset Mortgage Products, Inc.               1,344,796
             2002-RZ1, Class A2, 4.30%, 4/25/2023
 1,000,000   Salomon Smith Barney Holdings, Inc., Note, 5.875%,     1,036,310
             3/15/2006
 1,250,000   Simon DeBartolo Group, Inc., Sr. Note, 6.875%,          1,290,387
             10/27/2005
 1,000,000 (3)Sprint Capital Corp., 8.375%, 3/15/2012               994,790
 2,380,000   Union Planters Corp., Sub. Note, 6.50%, 3/15/2018      2,424,554
 2,000,000   Washington Mutual, Inc., Unsecd. Note, 5.625%,         2,037,460
             1/15/2007
 1,700,000   Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011     1,761,676
 1,000,000   Wells Fargo Financial, Inc., Sr. Note, 6.625%,
             7/15/2004                                             $1,060,000
                 Total                                              37,927,482
             Industrial Services--0.1%
 400,000     Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007     326,468
             Technology--0.2%
 825,000
 ----------

            H861,275l International, Inc., 6.875%, 10/3/2005

 Transportation--0.6%
 780,000     Norfolk Southern Corp., Bond, 7.25%, 2/15/2031         812,183
 1,000,000   United Parcel Service, Deb., 8.375%, 4/1/2020          1,194,270
                 Total                                              2,006,453
             Utilities--1.8%
 680,000     GTE California, Inc., Deb., Series G, 5.50%,           550,488
             1/15/2009
 1,250,000   Georgia Power Co., Note, 6.20%, 2/1/2006               1,286,000
 3,060,000   National Fuel Gas Co., Note, 6.303%, 5/27/2008         3,022,546
 1,500,000   Ontario Hydro, Sr. Note, 6.10%, 1/30/2008              1,573,560
                 Total                                              6,532,594
                 Total Corporate Bonds (identified cost             49,595,579
                 $48,422,216)

             Mortgage Backed Securities--20.3%
             Federal Home Loan Bank--0.3%
 1,000,000   5.40%, 3/1/2004                                        1,036,230
             Federal Home Loan Mortgage Corporation--5.0%
 2,320,000   5.50%, 8/15/2011                                       2,385,837
 2,563,971   5.50%, 12/1/2031                                       2,469,412
 1,262,134   5.50%, 12/1/2031                                       1,215,586
 1,699,601   5.50%,1/1/2032                                         1,636,919
 1,025,000   5.75%, 3/15/2009                                       1,057,554
 799,143     6.00%, 8/1/2013                                        816,868
 2,390,000   6.00%, 9/15/2014                                       2,489,517
 3,415,000   6.00%, 3/15/2015                                       3,512,533
 1,500,000   6.00%, 12/15/2020                                      1,548,270
 1,300,000   6.00%, 7/1/2032                                        1,289,444
                 Total                                              18,421,940
             Federal National Mortgage Association--11.6%
 2,560,000   5.50%, 5/25/2012                                       2,628,620
 3,061,762   6.00%, 12/1/2012                                       3,138,612
 994,111     6.00%, 1/1/2013                                        1,019,063
 2,084,633   6.00%, 4/1/2013                                        2,134,122
 1,308,620   6.00%, 7/1/2013                                        1,339,686
 2,100,000   6.00%, 9/25/2014                                       2,125,578
 1,430,000   6.00%, 6/25/2026                                       1,454,567
 2,149,667   6.00%, 10/1/2031                                       2,131,524
 1,650,537   6.334%, 9/1/2008                                       1,720,372
 1,445,630   6.50%, 7/1/2013                                        1,500,290
 8,397,015   6.50%, 2/1/2029                                        8,543,963
 476,102     6.54%, 12/1/2007                                       503,917
 1,801,564   6.56%, 12/1/2007                                       1,908,329
 1,523,198   7.00%, 12/25/2021                                      1,566,990
 2,354,024   7.06%, 8/1/2006                                        2,535,701
 180,488     7.50%, 9/1/2022                                        190,413
 2,302,225   7.50%, 12/1/2030                                       2,408,703
 2,052,714   7.50%, 11/25/2031                                      2,158,408
 2,953,955   7.50%, 3/1/2032                                        3,090,575
 70,898      8.00%, 6/1/2022                                        76,177
 55,597      8.00%, 1/1/2023                                        59,737
 8,147       8.50%, 8/1/2016                                       $8,775
 79,682      8.50%, 7/1/2024                                        85,035
 5,601       8.50%, 10/1/2024                                       5,977
 65,577      8.50%, 12/1/2024                                       69,983
                 Total                                              42,405,117
             Government National Mortgage Association--3.4%
 2,489,468   6.00%, 2/15/2029                                       2,484,081
 2,779,248   6.00%, 2/15/2029                                       2,766,213
 4,674,780   6.00%, 3/15/2029                                       4,652,855
 317,277     6.50%, 10/15/2008                                      331,453
 520,816     6.50%, 12/15/2012                                      543,597
 492,564     6.50%, 2/15/2013                                       514,108
 392,133     6.50%, 2/15/2013                                       409,285
 615,247     7.50%, 8/15/2027                                       650,242
                 Total                                              12,351,834
                 Total Mortgage Backed Securities (identified       74,215,121
                 cost $73,208,595)

             U.S. TREASURY OBLIGATIONS--2.0%

             U.S. Treasury bond--1.7%
 5,855,000   6.25%, 8/15/2023                                       6,188,911
             U.S. Treasury Note--0.3%
 925,000     6.125%, 8/15/2007                                      997,011
                 Total U.S. Treasury obligations (identified        7,185,922
                 cost $6,994,931)

             REGISTERED INVESTMENT COMPANIES--6.0%
 44,000      2002 Target Term Trust, Inc.                           645,920
 30,600      Blackrock Advantage Term Trust                         347,616
 222,900     Blackrock Strategic Term Trust, Inc.                   2,182,191
 17,429,232  Evergreen Institutional Money Market Fund              17,429,232
 12,500      TCW/DW Term Trust 2002                                 133,000
 124,800     TCW/DW Term Trust 2003                                 1,344,096
                 TOTAL REGISTERED INVESTMENT COMPANIES              22,082,055
                 (IDENTIFIED COST $21,508,083)
                 Total Investments (identified cost
                 $319,801,058 )                                    $359,514,478

================================================================================

(See Notes to Portfolios of Investments)

 Shares                                                                  Value

--------------------------------------------------------------------------------


WACHOVIA BLUE CHIP VALUE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

             Common Stocks--72.9%
             Basic Materials--1.6%
 775         Alcoa, Inc.                                           $27,110
 498       (1)Watson Pharmaceuticals, Inc.                          12,948
                 Total                                              40,058
             Capital Goods--5.1%
 828       (1)Lexmark International, Inc.                           51,709
 320         Textron, Inc.                                          15,014
 848         United Technologies Corp.                              58,402
                 Total                                              125,125
             Communication Services--5.3%
 2,038       SBC Communications, Inc.                               69,883
 1,363       Verizon Communications, Inc.                           58,609
                 Total                                              128,492
             Consumer Cyclicals--5.0%
 2,097       Ford Motor Co.                                         37,012
 1,193       Lowe's Cos., Inc.                                      56,262
 793         Starwood Hotels & Resorts Worldwide, Inc.              28,064
                 Total
             Consumer Staples--9.1%
 1,747     (1)Comcast Corp., Class A                                49,196
 553         Kimberly-Clark Corp.                                   35,901
 1,685       Philip Morris Cos., Inc.                               96,466
 794       (1)Viacom, Inc., Class B                                 38,874
                 Total                                              220,437
             Energy--8.0%
 558         Apache Corp.                                           31,069
 1,694       Conoco, Inc., Class A                                  45,535
 907         ENSCO International, Inc.                              29,704
 2,194       Exxon Mobil Corp.                                      87,606
                 Total                                              193,914
             Finance--19.5%
 794         Bank of America Corp.                                  60,193
 284         Bank of New York Co., Inc.                             10,309
 2,350       Citigroup, Inc.                                        101,473
 1,010       Freddie Mac                                            66,206
 442         Honeywell International, Inc.                          17,327
 1,108       J.P. Morgan Chase & Co.                                39,833
 395         MBIA, Inc.                                             22,163
 1,094       Morgan Stanley, Dean Witter & Co.                      49,733
 533         PNC Financial Services Group                           29,981
 1,502       Wells Fargo Co.                                        78,705
                 Total
             Health Care--5.1%
 445         Bristol-Myers Squibb Co.                               13,849
 441         Johnson & Johnson                                      27,055
 962         Pfizer, Inc.                                           33,285
 1,139       Pharmacia Corp.                                        49,193
                 Total                                              123,382
             Technology--4.5%
 949       (1)Celestica, Inc.                                       28,015
 663         Electronic Data Systems Corp.                          35,020
 2,063       Hewlett-Packard Co.                                    39,383
 739       (1)Solectron Corp.                                       5,971
                 Total                                              108,389
             Transportation--1.6%
 1,398       Burlington Northern Santa Fe Corp.                     39,563
             Utilities--8.1%
 1,094     (1)BJ Services Co.                                       41,047
 1,361     (1)Calpine Corp.                                         13,120
 2,117       Duke Energy Corp.                                      67,765
 579         El Paso Corp.                                          14,851
 746         Tidewater, Inc.                                        30,400
 746         Valero Energy Corp.                                    29,467
                 Total                                              196,650
                 Total Common Stocks (identified cost               1,773,271
                 $1,879,304)

             Registered Investment CompanIES--13.9%
 267,588     Evergreen Institutional Money Market Fund              267,588
 1,333       iShares S&P 500/BARRA Value                            70,862
                 tOTAL REGISTERED INVESTMENT COMPANIES              338,450
                 (IDENTIFIED COST $340,279)
                 Total Investments (identified cost $2,219,583)    $2,111,721

===============================================================================

(See Notes to Portfolios of Investments)

 Shares                                                                  Value

--------------------------------------------------------------------------------


WACHOVIA NEW HORIZONS FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                                  Value

--------------------------------------------------------------------------------

             Common Stocks--85.8%
             Basic Materials--3.9%
 350         Praxair, Inc.                                         $19,600
 600         Rohm & Haas Co.                                        22,608
                 Total                                              42,208
             Capital Goods--5.2%
 1,140       General Electric Co.                                   35,500
 300         Illinois Tool Works, Inc.                              21,309
                 Total                                              56,809
             Consumer Cyclicals--6.6%
 350         ITT Industries, Inc.                                   23,450
 500         Lowe's Cos., Inc.                                      23,580
 300         Paychex, Inc.                                          10,395
 600       (1Starbucks Corp.                                        14,568
                 Total                                              71,993
             Consumer Staples--5.2%
 500         Coca-Cola Co.                                          27,780
 550         Harley Davidson, Inc.                                  28,919
                 Total                                              56,699
             Energy--4.0%
 450         Devon Energy Corp.                                     23,513
 400       (1Weatherford International, Inc.                        20,140
                 Total                                              43,653
             Finance--2.8%
 699         Citigroup, Inc.                                        30,183
             Health Care--24.9%
 700         Bristol-Myers Squibb Co.                               21,784
 300       (1Gilead Sciences, Inc.                                  10,698
 1,012       Ivax Corp.                                             13,237
 760         Johnson & Johnson                                      46,626
 1,401       Medtronic, Inc.                                        64,656
 1,437       Pfizer, Inc.                                           49,720
 500         Pharmacia Corp.                                        21,595
 763         Wyeth                                                  42,347
                 Total                                              270,663
             Retail--4.9%
 600       (1Bed Bath & Beyond, Inc.                                20,580
 900         Family Dollar Stores, Inc.                             32,400
                 Total                                              52,980
             Technology--28.3%
 400       (1Affiliated Computer Services, Inc., Class A            22,256
 2,282     (1Cisco Systems, Inc.                                    36,010
 400       (1Electronic Arts, Inc.                                  25,600
 1,195       Intel Corp.                                            33,006
 300         International Business Machines Corp.                  24,135
 300       (1International Game Technology                          18,750
 600       (1L-3 Communications Holdings, Inc.                      37,860
 898       (1Microchip Technology, Inc.                             26,850
 943       (1Microsoft Corp.                                        48,008
 300       (1NVIDIA Corp.                                           10,038
 914         Texas Instruments, Inc.                                26,203
                 Total                                              308,716
                 Total Common Stocks (identified cost $971,933)    $933,904

              registered investment company--8.0%
 87,425      Evergreen Institutional Money Market Fund (AT          87,425
             AMORTIZED COST)
                 Total Investments (identified cost $1,059,358)    $1,021,329

================================================================================

(See Notes to Portfolio of Investments)

 Shares                                                                  Value

-------------------------------------------------------------------------------


WACHOVIA INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Shares                                                             Value

             COMMON STOCKS--96.3%
             Brazil--2.3%
 1,300       Brasil Telecom Participacoes SA, ADR                  $44,525
 3,700       Companhia Vale Do Rio Doce, ADR                        108,965
 2,200       Petroleo Brasileiro SA, ADR                            52,382
                 Total                                              205,872
             Canada--11.2%
 10,500      Brascan Corp., Class A                                 243,810
 11,200      Brookfield Properties Corp.                            231,504
 12,300    (1Kingsway Financial Services, Inc.                      150,798
 7,518       Manulife Financial Corp.                               223,811
 5,400       Petro-Canada                                           148,770
                 Total                                              998,693
             Finland--1.6%
 9,700       Stora Enso Oyj, ADR                                    138,225
             France--6.8%
 1,500       Aventis SA, ADR                                        104,580
 1,357       Dassault Systemes SA, ADR                              55,366
 10,635      L'Air Liquide, SA, ADR                                 336,619
 1,389       TotalFinaElf SA, Class B, ADR                          107,884
                 Total                                              604,449
             Germany, Federal Republic Of--1.4%
 2,400       E.On AG, ADR                                           125,856
             Hong Kong--3.5%
 22,700      Johnson Electric Holdings Ltd., ADR                    311,412
             Italy--5.8%
 20,768      Luxottica Group SpA, ADR                               412,452
 1,300       Telecom Italia SpA, ADR                                103,675
                 Total                                              516,127
             Japan--12.9%
 9,560       Canon, Inc., ADR                                       370,928
 7,540       Honda Motor Co. Ltd., ADR                              163,769
 6,300     (1Millea Holdings, Inc., ADR                             269,640
 3,200       Sony Corp., ADR                                        185,952
 2,878       Toyota Motor Corp., ADR                                159,355
                 Total                                              1,149,644
             Korea, Republic Of--3.2%
 10,670      KT Corp., ADR                                          252,879
 700       (1Kookmin Bank, ADR                                      36,169
                 Total                                              289,048
             Mexico--7.2%
 5,068       Cemex SA de CV, ADR                                    152,192
 3,300       Fomento Economico Mexicano, SA de CV, ADR              139,425
 3,600       Pepsi-Gemex, ADR                                       36,144
 2,700       Telefonos de Mexico SA de CV, Class L, ADR             93,960
 7,800       Wal-Mart de Mexico SA de CV, ADR                       225,217
                 Total                                              646,938
             Netherlands--2.2%
 4,419       Akzo Nobel NV, ADR                                     198,855
             Peru--1.1%
 3,400       Cia de Minas Buenaventura SA, ADR                      101,490
             Russia--1.5%
 6,100       Surgutneftegaz, ADR                                    130,357
             South Africa--0.7%
 4,100       Sappi Ltd., ADR                                       $59,860
             Sweden--3.1%
 3,500       Swedish Match AB, ADR                                  277,900
             Switzerland--8.6%
 14,633      Adecco SA, ADR                                         238,811
 3,600       Nestle SA, ADR                                         218,571
 5,394       Novartis AG, ADR                                       230,971
 4,000       Serono SA, ADR                                         81,800
                 Total                                              770,153
             United Kingdom--23.2%
 4,900       AstraZeneca PLC, ADR                                   214,228
 5,500     (1BT Group PLC, ADR                                      224,345
 800         Barclays PLC, ADR                                      28,520
 14,700      British American Tobacco PLC, ADR                      351,624
 11,830      Cadbury Schweppes PLC, ADR                             348,394
 3,700       Diageo PLC, ADR                                        188,071
 2,100       GlaxoSmithKline PLC, ADR                               85,575
 5,377       HSBC Holdings PLC, ADR                                 335,471
 9,349       Pearson PLC, ADR                                       117,610
 2,180       Smith & Nephew PLC, ADR                                125,328
 1,002       WPP Group PLC, ADR                                     51,793
                 Total                                              2,070,959
                 TOTAL COMMON STOCKS (IDENTIFIED COST               8,595,838
                 $7,628,797)

             REGISTERED INVESTMENT COMPANY--0.2%
$22,966      Evergreen Institutional U.S. Government Money          22,966
             Market Fund (AT AMORTIZED COST)
                 Total Investments (IDENTIFIED COST  $7,651,763)   $8,618,804

================================================================================
(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
WACHOVIA FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                          Value
 Amount

             Asset-Backed Securities--3.1%
             Finance--2.1%
$5,000,000   Distribution Financial Services RV Trust, 6.48%,
             10/15/2013                                            $5,202,921
 3,250,000   Distribution Financial Services Trust 1999-1,          3,341,007
             Class A5, 5.97%, 8/15/2013
 2,400,000   MBNA Master Credit Card Trust 2000-L, Class A,         2,507,232
             6.50%, 4/15/2010
                 Total                                              11,051,160
             Utilities--1.0%
 4,855,000   Detroit Edison Securitization Funding LLC 2001-1,      4,944,478
             Class A5, 6.42%, 3/1/2015
                 Total Asset-Backed Securities (identified cost     15,995,638
                 $15,615,727)

             Collateralized Mortgage Obligations--2.8%
             Finance--2.8%
 2,370,000   DLJ Commercial Mortgage Corp. 1998-CF1, Class A1B,     2,587,964
             7.34%, 10/10/2032
 3,717,885   Nomura Asset Securities Corp. 1998-D6, Class ACS,       10,173
             3/15/2030
 6,375,000   Residential Asset Mortgage Products, Inc.               6,434,590
             2002-RS2, Class AI5, 6.03%, 3/25/2032
 5,500,000   Residential Asset Securities, Corp., Class A16,         5,544,326
             5.96%, 9/25/2031
                 Total Collateralized Mortgage Obligations           14,577,053
                 (identified cost $14,375,805)

             Corporate Bonds--25.0%
             Basic Materials--0.2%
 1,000,000   Du Pont (E.I.) de Nemours & Co., Unsecd. Note,          1,012,480
             Series G, 6.47%, 9/26/2002
             Capital Goods--1.1%
 5,670,000   Ingersoll-Rand Co., Note, 6.13%, 11/18/2027            5,790,828
             Communication Services--2.0%
 3,000,000   AT&T Corp., Global Bond, 6.50%, 3/15/2029              2,178,810
 1,575,000   AT&T Wireless Services, Inc., Note, 8.125%,             1,535,499
             5/1/2012
 5,000,000   SBC Communications, Inc., Unsecd. Note, 5.875%,         4,927,400
             2/1/2012
 1,500,000   Verizon New Jersey, Inc., Deb., 5.875%, 1/17/2012      1,438,680
                 Total                                              10,080,389
             Consumer Staples--0.8%
 2,000,000   Avon Products, Inc., Note, 6.90%, 11/15/2004           2,107,740
 2,000,000   McDonald's Corp., Sr. Note, 6.00%, 6/23/2012           2,003,840
                 Total                                              4,111,580
             Finance--17.5%
 2,000,000   American General Finance Corp., MTN, 5.75%,             2,026,360
             3/15/2007
 1,900,000   American General Finance Corp., MTN, 5.91%,             1,966,158
             6/12/2006
 2,600,000   Bank One Corp., Note, 6.50%, 2/1/2006                  2,752,620
 5,000,000   BankUnited Financial Corp., Note, 5.40%, 2/2/2004      5,142,950
 1,880,000   Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008       2,036,642
 2,050,000   Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004     2,112,833
 1,000,000   Caterpillar Financial Services Corp., Note, Series     1,034,230
             F, 6.09%, 3/1/2004
 2,000,000   Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005            2,139,800
 2,500,000   Commercial Credit Co., Unsecd. Note, 7.375%,            2,698,000
             4/15/2005
 3,200,000   Ford Motor Credit Co., Note, 7.375%, 10/28/2009        3,307,712
 2,500,000   General Electric Capital Corp., Note, 8.85%,            2,787,425
             4/1/2005
 2,000,000   General Motors Acceptance Corp., Note, 6.38%,           2,065,040
             1/30/2004
 3,115,000   Goldman Sachs Group, Inc., MTN, Series B, 7.35%,        3,317,818
             10/1/2009
 2,000,000   Hartford Life, Inc., Note, 7.10%, 6/15/2007            2,120,420
 5,250,000   Household Finance Corp., Unsecd. Note, 5.75%,           5,196,713
             1/30/2007
 2,000,000   International Lease Finance Corp., MTN, Series M,       2,042,698
             5.54%, 3/21/2005
 3,000,000   J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011    3,095,340
 1,000,000   Key Bank, N.A., Sub. Note, 7.00%, 2/1/2011             1,056,040
$2,330,000   Kinder Morgan Energy Partners, LP, Bond, 7.40%,
             3/15/2031                                             $2,375,878
 2,500,000   Merrill Lynch & Co., Inc., MTN, Series B, 5.36%,       2,512,075
             2/1/2007
 1,100,000   Metropolitan Life Insurance Co., 7.00%, 11/1/2005      1,172,611
 2,000,000   National City Corp., Sub. Note, 5.75%, 2/1/2009        1,971,960
 2,075,000   National City Corp., Sub. Note, 6.875%, 5/15/2019      2,103,967
 2,000,000   NationsBank Corp., Sub. Note, 6.875%, 2/15/2005        2,132,320
 3,000,000   Salomon Smith Barney Holdings, Inc., Note, 5.875%,     3,108,930
             3/15/2006
 2,100,000   Salomon, Inc., Note, 6.375%, 10/1/2004                 2,221,380
 2,250,000   Simon DeBartolo Group, Inc., Sr. Note, 6.875%,         2 ,322,698
             10/27/2005
 1,750,000   Sprint Capital Corp., Note, 8.375%, 3/15/2012          1,740,883
 3,500,000   Sprint Capital Corp., Company Guarantee, 6.875%,        2,764,055
             11/15/2028
 5,000,000   SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026      5,151,050
 4,700,000   Union Planters Corp., Sub. Note, 6.50%, 3/15/2018      4,787,984
 3,500,000   Washington Mutual, Inc., Sr. Note, 5.625%,              3,565,555
             1/15/2007
 3,300,000   Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011     3,419,724
 1,750,000   Wells Fargo Financial, Inc., Sr. Note, 6.625%,          1,855,000
             7/15/2004
                 Total                                              90,104,869
             Technology--0.8%
 4,201,000   Honeywell International, Inc., Note, 6.875%,            4,385,718
             10/3/2005
             Transportation--0.7%
 1,150,000   Norfolk Southern Corp., Bond, 7.25%, 2/15/2031         1,197,449
 2,000,000   United Parcel Service, Deb., 8.375%, 4/1/2020          2,388,540
                 Total                                              3,585,989
             Utilities--1.9%
 1,500,000   Consolidated Natural Gas Co., Sr. Note, 6.85%,          1,546,755
             4/15/2011
 3,250,000   Georgia Power Co., Note, 6.20%, 2/1/2006               3,343,600
 5,000,000   National Fuel Gas Co., Note, 6.303%, 5/27/2008         4,938,800
                 Total                                              9,829,155
                 Total Corporate Bonds (identified cost              128,901,008
                 $143,845,479)

             Foreign Bonds--1.0%
             Finance--0.6%
 3,000,000   Hanson Overseas B.V., Sr. Note, 7.375%, 1/15/2003      3,075,990
             Utilities--0.4%
 1,135,000   Ontario Hydro, Sr. Note, 6.10%, 1/30/2008              1,190,660
 1,000,000   Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007     816,170
                 Total                                              2,006,830
                 Total foreign  Bonds (identified cost              5,082,820
                 $5,272,783)

             U.S. Government Agencies--54.2%
             Federal Farm Credit Bank--0.3%
 1,700,000   5.73%, 7/28/2003                                       1,758,055
             Federal Home Loan Bank--0.6%
 2,000,000   5.72%, 8/25/2003                                       2,071,980
 1,000,000   6.52%, 4/2/2003                                        1,034,700
                 Total                                              3,106,680
             Federal Home Loan Mortgage Corporation--12.2%
 1,000,000   5.25%, 2/15/2004                                       1,034,230
 8,270,000   5.50%, 8/15/2011                                       8,504,684
 5,502,501   5.50%, 12/1/2031                                       5,299,569
 3,912,570   5.50%, 1/1/2032                                        3,768,275
 7,170,000   6.00%, 9/15/2014                                       7,468,550
 5,326,042   6.00%, 2/1/2032                                        5,282,741
 20,830,000  6.00%, 7/1/2032                                        20,660,860
 1,000,000   6.05%, 9/15/2022                                       1,032,500
 1,000,000   6.375%, 11/15/2003                                     1,048,480
$952,024     6.50%, 8/1/2013                                       $985,935
 5,000,000   6.625%, 9/15/2009                                      5,402,600
 2,000,000   6.75%, 3/15/2031                                       2,118,140
 277,149     7.50%, 2/1/2023                                        292,392
 121         8.00%, 1/1/2008                                        127
 36          8.00%, 12/1/2008                                       38
 16          8.00%, 1/1/2009                                        17
 36          8.00%, 2/1/2009                                        37
 248         8.00%, 4/1/2009                                        261
 224         8.25%, 10/1/2007                                       237
 14          8.50%, 7/1/2017                                        15
 2           8.50%, 8/1/2017                                        2
 2           9.50%, 2/1/2019                                        2
 6           11.00%, 10/1/2010                                      6
 304         11.00%, 10/1/2015                                      346
                 Total                                              62,900,044
             Federal National Mortgage Association--35.6%
 4,000,000   5.25%, 1/15/2009                                       4,018,640
 2,000,000   5.50%, 3/15/2011                                       1,997,140
 8,270,000   5.50%, 5/25/2012                                       8,491,676
 19,720,904  5.50%, 2/1/2017                                        19,646,952
 657,269     5.50%, 4/1/2017                                        654,805
 6,494,394   5.897%, 4/1/2012                                       6,598,953
 6,514,483   6.00%, 4/1/2013                                        6,669,136
 1,125,640   6.00%, 6/1/2013                                        1,152,363
 7,582,472   6.00%, 7/1/2013                                        7,762,479
 2,284,926   6.00%, 8/1/2013                                        2,339,171
 2,229,000   6.00%, 9/25/2014                                       2,256,149
 9,000,000   6.00%, 12/25/2024                                      9,168,750
 3,908,486   6.00%, 10/1/2031                                       3,875,498
 3,323,516   6.10%, 3/1/2008                                        3,454,156
 2,436,380   6.10%, 8/1/2008                                        2,536,102
 957,682     6.20%, 9/1/2008                                        1,000,143
 2,865,577   6.29%, 4/1/2008                                        3,003,129
 1,843,117   6.445%, 6/1/2009                                       1,948,434
 2,700,494   6.468%, 6/1/2009                                       2,830,708
 2,467,244   6.489%, 6/1/2009                                       2,589,427
 8,200,000   6.50%, 11/25/2007                                      8,474,126
 4,186,133   6.50%, 7/1/2013                                        4,344,411
 2,400,000   6.50%, 1/25/2014                                       2,504,232
 11,459,834  6.50%, 2/1/2029                                        11,660,381
 5,405,000   6.50%, 4/25/2031                                       5,445,116
 4,905,000   6.625%, 9/15/2009                                      5,294,948
 6,089,860   6.90%, 4/1/2006                                        6,514,889
 4,269,216   6.935%, 4/1/2004                                       4,459,144
 4,921,567   7.00%, 12/25/2021                                      5,063,062
 3,453,459   7.10%, 12/1/2006                                       3,731,016
 2,389,157   7.16%, 1/1/2010                                        2,621,337
 299,656     7.50%, 12/1/2022                                       316,134
 138,171     7.50%, 6/1/2023                                        145,771
 642,090     7.50%, 1/1/2023                                        677,398
 111,399     7.50%, 6/1/2023                                        117,526
 303,446     7.50%, 5/1/2026                                        319,377
 20,413,030  7.50%, 11/1/2031                                       21,357,129
$7,464,413   7.50%, 11/25/2031                                     $7,848,755
 558,856     8.00%, 7/1/2025                                        596,752
 829         8.00%, 11/1/2008                                       877
 2,193       8.00%, 1/1/2009                                        2,330
 11,802      8.00%, 9/1/2009                                        12,538
 19,788      8.00%, 6/1/2022                                        21,261
 136         8.50%, 2/1/2019                                        147
 21          9.50%, 7/1/2016                                        23
                 Total                                              183,522,491
             Government National Mortgage Association--5.4%
 659,906     6.00%, 5/15/2009                                       675,368
 5,482,993   6.00%, 1/15/2029                                       5,464,132
 7,772,808   6.00%, 2/15/2029                                       7,742,601
 533,251     6.50%, 5/15/2009                                       557,322
 6,711,852   6.50%, 1/15/2029                                       6,841,861
 2,828,129   6.50%, 3/15/2029                                       2,879,375
 3,445,907   7.00%, 9/15/2029                                       3,568,650
 1           7.50%, 12/15/2022                                      1
 33          9.00%, 8/15/2016                                       36
                 Total                                              27,729,346
                 Total U.S. GOVERNMENT AGENCIES  (identified        279,016,616
                 cost $256,567,181)

             U.S. Treasury obligations--8.2%
             U.S. Treasury Bond--3.1%
 14,715,000  United States Treasury Bond, 6.25%, 8/15/2023          15,554,196
             U.S. Treasury Notes--5.1%
 12,500,000  United States Treasury Note, 4.75%, 2/15/2004          12,870,500
 9,875,000   United States Treasury Note, 5.875%, 11/15/2004        10,431,950
 2,850,000   United States Treasury Note, 6.125%, 8/15/2007         3,071,873
                 Total                                              26,374,323
                 Total U.S. TREASURY OBLIGATIONS (identified         41,928,519
                 cost $42,022,718)
             REGISTERED INVESTMENT COMPANIES-8.2%
 226,000     2002 Target Term Trust, Inc.                           3,317,680
 70,900      Blackrock Strategic Term Trust, Inc.                   694,111
 32,868,613  Evergreen Institutional Money Market Fund              32,868,613
 184,400     TCW/DW Term Trust 2002                                 1,962,016
 333,600     TCW/DW Term Trust 2003                                 3,592,872
                 Total registered investment companies               42,435,292
                 (identified cost $41,916,607)
                 Total Investments (identified cost
                 $519,616,300)                                     $527,936,946

================================================================================
(See Notes to Portfolios of Investments)
--------------------------------------------------------------------------------
WACHOVIA INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                            Value
 Amount

               Asset-Backed Securities--6.9%
               Finance--6.9%
$203,342       CIT Equipment Collateral 2001-1, Class A2, 5.02%,
               4/20/2003                                             $203,952
 1,500,000     Chase Manhattan Auto Owner Trust 2001-A, Class A4,     1,540,732
               5.07%, 2/15/2008
 1,345,000     DaimlerChrysler Auto Trust 2001-B, Class A4,           1,388,621
               5.32%, 9/6/2006
 1,135,000     Discover Card Master Trust I 1998-7, Class A,          1,170,106
               5.600%, 5/16/2006
 1,150,000     Discover Card Master Trust I 1999-6, Class A,           1,217,562
               6.850%, 7/17/2007
 1,475,000     Distribution Financial Services RV Trust 1999-1,        1,516,303
               Class A5, 5.970%, 8/15/2013
 1,000,000     Ford Credit Auto Owner Trust 2000-G, Class A4,         1,021,560
               6.620%, 7/15/2004
 605,000       MBNA Credit Card Master Note Trust 2001-C3, Class       615,019
               C3, 6.550%, 12/15/2008
                   Total Asset-Backed Securities (identified cost      8,673,855
                   $8,501,933)

               Collateralized Mortgage Obligations--3.8%
 2,000,000 (4) Credit Suisse First Boston USA, Inc., 2.110%,           2,001,114
               8/25/2003
 600,000       DLJ Mortgage Acceptance Corp. 1998-CG3, Class A1B,      655,181
               7.340%, 10/10/2032
 818,435       LB UBS Commercial Mortgage Trust, Class A1,             877,206
               7.180%, 9/15/2019
 1,073,875     Nomura Asset Securities Corp. 1998-D6, Class ACS1,      2,938
               1.910%  3/17/2028
 1,210,000     Residential Asset Mortgage Products, Inc.               1,214,331
               2002-RZ1, Class A2, 4.300%, 4/25/2023
                   Total Collateralized Mortgage Obligations           4,750,770
                   (identified cost $4,739,655)

               Corporate Bonds--28.6%
               Basic Materials--0.5%
 625,000   (3) Weyerhaeuser Co., Unsecd. Note, 5.500%, 3/15/2005      636,538
               Communication Services--3.5%
 300,000       AT&T Wireless Services, Inc., Note, 8.125%,             292,476
               5/1/2012
 375,000       CPC International, Inc., Unsecd. Note, 6.150%,          393,401
               1/15/2006
 1,000,000     GTE North, Inc., Deb., 5.650%, 11/15/2008              968,480
 1,250,000     SBC Communications, Inc., Unsecd. Note, 5.875%,         1,231,850
               2/1/2012
 750,000       Verizon New Jersey, Inc., Deb., 5.875%, 1/17/2012      719,340
 1,000,000     WorldCom, Inc., Sr. Note, 6.250%, 8/15/2003            810,000
                   Total                                              4,415,547
               Consumer Cyclicals--0.6%
 750,000       Coca-Cola Enterprises, Inc., 5.750%, 11/1/2008         760,477
               Banking & Finance--16.8%
 1,000,000     American General Finance Corp., MTN, 5.910%,            1,034,820
               6/12/2006
 1,000,000     Bank One Corp., Note, 6.500%, 2/1/2006                 1,058,700
 500,000       Citigroup, Inc., Sr. Note, 6.750%, 12/1/2005           534,950
 425,000       DaimlerChrysler North America Holding Corp. ,          448,277
               Company Guarantee, 7.300%, 1/15/2012
 2,000,000     Fleet Credit Card LLC, Sub. Note, 7.000%, 8/1/2003     2,089,140
 1,255,000     Ford Motor Credit Co., Note, 7.375%, 10/28/2009        1,297,243
 1,000,000     Ford Motor Credit Co., Sr. Unsub., 7.200%,              1,044,600
               6/15/2007
 750,000       General Electric Capital Corp., MTN, (Series A),        760,785
               5.375%, 3/15/2007
 1,300,000     General Motors Acceptance Corp., Note, 6.875%,          1,320,098
               9/15/2011
 790,000       Goldman Sachs Group, Inc., MTN, 7.350%, 10/1/2009      841,437
 1,250,000     Household Finance Corp., Unsecd., Note, 5.750%,         1,237,313
               1/30/2007
 750,000       International Lease Finance Corp., MTN, (Series        766,012
               M), 5.540%, 3/21/2005
 660,000       Merrill Lynch & Co., Inc., MTN, (Series B),             663,188
               5.360%, 2/1/2007
 1,800,000 (3)(Morgan Stanley Tracer, Note, 5.870%, 3/1/2007          1,834,470
 1,400,000     Morgan Stanley, Dean Witter & Co., Bond, 5.800%,        1,428,512
               4/1/2007
 1,000,000     Salomon Smith Barney Holdings, Inc., Note, 5.875%,      1,036,310
               3/15/2006
 750,000   (3) Sprint Capital Corp., Note, 8.375%, 3/15/2012          746,093
 1,000,000     Union Planters Corp., Sub. Note, 6.500%, 3/15/2018     1,018,720
$1,000,000     Washington Mutual, Inc., Unsecd. Note, 5.625%,
               1/15/2007                                             $1,018,730
 900,000       Wells Fargo & Co., Sub. Note, 6.875%, 4/1/2006         973,674
                   Total                                              21,153,072
               Health Care--1.0%
 1,300,000     Smithkline Beecham Corp., Note, (Series A),            1,316,796
               6.625%, 10/1/2005
               Real Estate--0.4%
 450,000       Simon DeBartolo Group, Inc., Sr. Note, 6.875%,         464,540
               10/27/2005
               Recreation--2.7%
 3,250,000     Disney (Walt) Co., Sr. Note, (Series B), 6.750%,        3,445,032
               3/30/2006
               Technology--1.0%
 460,000       AOL Time Warner, Inc., Note, 6.125%, 4/15/2006         455,165
 825,000       Honeywell International, Inc., Note, 6.875%,            861,275
               10/3/2005
                   Total                                              1,316,440
               Utilities--2.1%
 1,350,000     Dominion Resources, Inc., Sr. Note, 7.625%,             1,359,625
               7/15/2005
 200,000       Petroleum Geo-Services ASA, Note, 7.500%, 3/31/2007    163,234
 1,000,000     SCANA Corp., MTN, (Series B), 7.440%, 10/19/2004       1,074,690
                   Total                                              2,597,549
                   Total Corporate Bonds (identified cost             36,105,991
                   $35,596,854)

               Government Agencies--31.9%
               Federal Farm Credit --0.9%
 1,080,000     5.750%, 9/1/2005                                       1,130,123
               Federal Home Loan Bank System--5.7%
 2,000,000     4.790%, 8/27/2004                                      2,013,420
 1,000,000     5.280%, 1/6/2004                                       1,033,470
 1,000,000     5.575%, 2/17/2009                                      1,021,950
 2,000,000     5.625%, 2/21/2006                                      2,046,080
 1,030,000     8.090%, 12/28/2004                                     1,139,098
                   Total                                              7,254,018
               Federal Home Loan Mortgage Corporation--5.7%
 2,420,000     5.500%, 8/15/2011                                      2,488,674
 1,207,204     5.500%, 11/1/2031                                      1,162,683
 1,046,675     5.500%, 1/1/2032                                       1,008,074
 1,530,000     6.000%, 7/1/2032                                       1,517,576
 885,000       6.500%, 1/15/2031                                      903,116
 130,000       6.500%, 5/15/2031                                      131,898
                   Total                                              7,212,021
               Federal National Mortgage Association--15.5%
 2,955,000     5.625%, 5/14/2004                                      3,084,754
 2,207,116     6.000%, 8/1/2013                                       2,259,513
 2,420,000     6.000%, 12/25/2014                                     2,484,941
 905,000       6.000%, 3/25/2017                                      891,986
 1,172,546     6.000%, 10/1/2031                                      1,162,649
 1,775,000     6.500%, 11/25/2007                                     1,834,338
 1,826,652     6.500%, 7/1/2013                                       1,895,718
 1,398,893     6.740%, 1/1/2004                                       1,450,565
 1,214,659     7.000%, 9/1/2027                                       1,256,407
 1,639,221     7.500%, 11/1/2031                                      1,715,035
 1,408,908     7.500%, 11/25/2031                                     1,481,453
                   Total                                              19,517,359
               Government National Mortgage Association--3.2%
 1,121,319     6.000%, 2/15/2029                                      1,116,060
 1,004,403     6.000%, 2/15/2029                                      1,002,230
 1,886,092     6.000%, 3/15/2029                                      1,877,246
                   Total                                              3,995,536
               Student Loan Marketing Association--0.9%
 1,173,970     1.970%, 10/25/2010                                    $1,173,970
                   Total Government Agencies (identified cost         40,283,027
                   $39,480,041)

               (2) U.S. Treasury OBLIGATIONS--22.5%
               United States Treasury Notes --22.5%
 1,000,000     5.875%, 9/30/2002                                      1,013,510
 2,380,000     5.875%, 11/15/2004                                     2,514,232
 5,375,000     6.000%, 8/15/2009                                      5,760,656
 12,435,000    6.125%, 8/15/2007                                      13,403,065
 2,000,000     6.250%, 2/15/2003                                      2,058,360
 3,705,000     6.375%, 8/15/2002                                      3,739,716
                   Total U.S. Treasury OBLIGATIONS (identified        28,489,539
                   cost $28,265,861)

               REGISTERED INVESTMENT COMPAnies-6.5%
 26,155        2002 Target Term Trust, Inc.                           383,955
 155,667       Blackrock Strategic Term Trust, Inc.                   1,523,980
 2,201,826     Evergreen Institutional Money Market Fund              2,201,826
 23,100        Hyperion 2002 Term Trust                               228,690
 50,000        TCW/DW Term Trust 2002                                 532,000
 314,400       TCW/DW Term Trust 2003                                 3,386,088
                   Total REGISTERED INVESTMENT COMPANIES              8,256,539
                   (identified cost $7,577,832)
                   Total Investments (identified cost
                   $124,162,176 )                                   $126,559,721

================================================================================
(See Notes to Portfolios of Investments)

-------------------------------------------------------------------------------
WACHOVIA SHORT-TERM FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                          Value
 Amount

             Asset-Backed Securities--1.9%
$500,000     MBNA Master Credit Card Trust 1998-J, Class A,
             5.250%, 2/15/2006                                     $509,530
 317,854     West Penn Funding LLC 1999-A, Class A2, 6.630%,        327,647
             12/26/2005
                 Total Asset-Backed Securities (identified cost      837,177
                 $841,546)

             Collateralized Mortgage Obligations--1.1%
             Finance--1.1%
 450,000     DLJ Mortgage Acceptance Corp. 1998-CF1, 7.340%,        491,386
             10/10/2032 (IDENTIFIED COST $487,547)

             Corporate Bonds--42.1%
             Capital Goods--4.7%
 2,000,000   Eaton Corp., Note, 7.050%, 9/4/2002                    2,023,408
             Communication Services--0.9%
 400,000     SBC Communications, Inc., Note, 5.875%, 2/1/2012       394,192
             Consumer Staples--2.4%
 1,000,000   Avon Products, Inc., Note, 6.900%, 11/15/2004          1,053,870
             Finance--24.9%
 450,000     American General Finance Corp., Note, 5.750%,          455,931
             3/15/2007
 2,000,000   Bank of America Corp., Sr. Note, 7.125%, 9/15/2006     2,179,320
 450,000     Citigroup, Inc., Sr. Note, 6.750%, 12/1/2005           481,455
 1,000,000   Distribution Financial Services RV Trust, 6.480%,       1,040,583
             10/15/2013
 2,000,000   Ford Motor Credit Co., Note, 7.600%, 8/1/2005          2,104,060
 2,000,000   General Motors Acceptance Corp., Note, 6.380%,          2,065,040
             1/30/2004
 1,000,000   Household Finance Corp., Sr. Note, 6.125%,              1,003,110
             7/15/2002
 700,000     International Lease Finance Corp., Note, 5.500%,        715,757
             6/7/2004
 225,000     Merrill Lynch & Co., Inc., Note, 5.360%, 2/1/2007      226,087
 550,000     Morgan Stanley, Dean Witter & Co., 5.800%, 4/1/2007    561,201
                 Total                                              10,832,544
             Technology--4.5%
 1,945,000   BellSouth Telecommunications, Inc., Note, 6.000%,      1,945,973
             6/15/2002
             Utilities--4.7%
 1,000,000   Dominion Resources, Inc., Sr. Note, 7.600%,             1,039,160
             7/15/2003
 1,000,000   Gulf Power Co., Sr. Note, Series C, 4.690%,             1,011,630
             8/1/2003
                 Total                                              2,050,790
                 Total Corporate Bonds (identified cost             18,300,777
                 $17,836,907)

             u.s. Government Agencies--21.5%
             Federal Home Loan Bank--15.3%
 6,000,000   5.735%, 7/22/2003                                      6,208,320
 415,000     6.000%, 9/15/2014                                      432,280
                 Total                                              6,640,600
             Federal National Mortgage Association--6.2%
 790,000     5.750%, 1/25/2013                                      816,514
 600,000     6.000%, 9/25/2014                                      607,308
 495,064     6.585%, 6/1/2009                                       527,050
 699,789     7.500%, 11/25/2031                                     735,821
                 Total                                              2,686,693
                 Total u.s. Government Agencies (identified          9,327,293
                 cost $9,103,729)

             U.S. Treasury obligations--28.5%
             United States Treasury Notes--28.5%
 10,610,000  2.750%, 9/30/2003                                      10,628,143
$960,000     5.250%, 5/15/2004                                     $997,642
 695,000     6.125%, 8/15/2007                                      749,106
                 Total U.S. Treasury obligations (identified
                 cost $12,327,817)                                 $12,374,891

             REGISTERED INVESTMENT COMPANY--3.8%
 1,629,313   Evergreen Institutional Money Market Fund (AT          1,629,313
             AMORTIZED COST)
                 Total Investments (identified cost $42,226,859)   $42,960,837

================================================================================

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
WACHOVIA GEORGIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

  Principal                                                           Value
 Amount                                                  Credit
                                                        Rating*

            Long-Term Municipals--95.8%
            Georgia--92.6%
$935,000    Athens-Clarke County, GA, Water & Sewage,
            Refunding Revenue Bonds, 2.55% (Original
            Issue Yield: 2.55%), 1/1/2004                   AA-    $939,871
 1,255,000  Athens-Clarke County, GA, Water & Sewage,               1,293,993
            Refunding Revenue Bonds, 4.00% (Original
            Issue Yield: 2.90%), 1/1/2005                   AA-
 1,000,000  Atlanta & Fulton County, GA, Recreation                  1,023,400
            Authority, Revenue Bonds, 5.375% (MBIA
            INS)/(Original Issue Yield: 5.70%),
            12/1/2021                                       AAA
 1,300,000  Atlanta, GA, Airport Facilities Refunding               1,490,879
            Revenue Bonds, (Series A) , 6.50% (AMBAC
            INS), 1/1/2009                                  AAA
 1,000,000  Atlanta, GA, Airport Facilities Revenue                  1,153,270
            Bonds, (Series A), 6.50% (AMBAC
            INS)/(Original Issue Yield: 5.85%), 1/1/2010    AAA
 2,000,000  Atlanta, GA, Downtown Development                        2,066,500
            Authority, Refunding Revenue Bonds, 6.00%
            (Original Issue Yield: 6.10%), 10/1/2006         AA
 1,500,000  Atlanta, GA, Downtown Development                        1,670,220
            Authority, Revenue Bonds, 6.75% (Trust Co.
            Bank LOC)/(Original Issue Yield: 6.95%),
            11/1/2014                                       Aa3
 1,000,000  Atlanta, GA, Water & Sewer, (Series A),                 1,077,590
            5.00% (FGIC INS)/(Original Issue Yield:
            4.32%), 11/1/2008                               AAA
 2,000,000  Atlanta, GA, Water & Sewer, Refunding                    2,200,560
            Revenue Bonds, 6.00% (FGIC INS)/(Original
            Issue Yield: 4.75%), 1/1/2006                   AAA
 510,000    Atlanta, GA, Urban Residential Finance                   545,980
            Authority, Dormitory Facility Refunding
            Revenue Bonds, 5.70% (Morehouse
            College)/(MBIA INS), 12/1/2010                  AAA
 2,250,000  Augusta, GA, Water & Sewage, Revenue Bonds,              2,355,075
            5.15% (FSA INS), 10/1/2015                      AAA
 1,980,000  Augusta, GA, Water & Sewage, Revenue Bonds,              2,062,150
            5.25% (FSA INS), 10/1/2017                      AAA
 250,000    Burke County, GA, Development Authority,                266,290
            Refunding Revenue Bonds, 7.80% (MBIA
            INS)/(Original Issue Yield: 7.917%),
            1/1/2008                                        AAA
 700,000    Carrollton, GA, (GO UT), 3.75%, 7/1/2008        Aa2     704,340
 1,500,000  Cherokee County, GA, School System, GO UT,              1,581,765
            5.00% (Original Issue Yield: 4.47%),
            2/1/2013                                         AA
 1,000,000  Cherokee County, GA, School System, GO UT,              1,052,780
            5.25%, 8/1/2016                                  AA
 1,285,000  Clayton County, GA, Development Authority,              1,329,435
            (Series A), 5.375% (MBIA INS)/(Original
            Issue Yield: 4.96%), 7/1/2020                   Aaa
 1,760,000  Clayton County, GA, Water Authority,                     1,854,917
            Revenue Bonds, 5.00%, 5/1/2013                   AA
 1,000,000  Cobb County, GA, Refunding Revenue Bonds,                1,065,800
            5.125% (Original Issue Yield: 5.55%),
            7/1/2008                                        AAA
 1,250,000  Cobb-Marietta, GA, Coliseum & Exhibit Hall               1,376,087
            Authority, Refunding Revenue Bonds, 5.50%
            (MBIA INS)/(Original Issue Yield: 5.60%),
            10/1/2012                                       AAA
 2,000,000  Coweta County, GA, Development Authority,                2,184,760
            Refunding Revenue Bonds, 5.75% (Newnan, GA,
            Water Sewage & Light Commission Public
            Utility)/(Original Issue Yield: 5.29%),
            1/1/2015                                        Aaa
 1,000,000  Dalton, GA, Building Authority, Refunding                1,064,380
            Revenue Bonds, 5.00% (Original Issue Yield:
            3.78%), 7/1/2005                                 A+
 1,000,000  DeKalb County, GA, Development Authority,               1,014,990
            (Series A), 5.25% (Emory University Project
            - GO of University LOC)/(Original Issue
            Yield: 4.65%), 11/1/2002                         AA
 3,075,000  DeKalb County, GA, Development Authority,                3,328,780
            Refunding Bonds (Series A), 6.00% (Original
            Issue Yield: 6.086%), 10/1/2014                  AA
 2,000,000  DeKalb County, GA, School District, GO UT                2,305,880
            Bonds, (Series A), 6.25%, 7/1/2010               AA
 1,000,000  DeKalb County, GA, School District, GO UT                1,057,450
            Refunding Bonds, 5.60% (Original Issue
            Yield: 5.70%), 7/1/2008                          AA
 750,000    DeKalb County, GA, Special Recreation Tax                797,588
            District, GO UT, 5.00% (Original Issue
            Yield: 4.12%), 12/1/2013                        AA+
$1,000,000  DeKalb County, GA, Water & Sewer, Refunding
            Revenue Bonds, 5.375% (Original Issue
            Yield: 5.40%), 10/1/2018                         AA    $1,046,230
 1,000,000  DeKalb County, GA, Water & Sewer, Refunding              1,040,870
            Revenue Bonds, 5.375% (Original Issue
            Yield: 5.45%), 10/1/2019                         AA
 1,000,000  DeKalb County, GA, Water & Sewer, Refunding              1,031,770
            Revenue Bonds, 5.375% (Original Issue
            Yield: 5.48%), 10/1/2020                         AA
 5,020,000  DeKalb County, GA, Water & Sewer, Revenue                5,408,498
            Bonds, 5.625% (Original Issue Yield:
            5.32%), 10/1/2017                                AA
 500,000    Fayette County, GA, School District, GO UT,              519,295
            4.625% (Original Issue Yield: 4.73%),
            3/1/2011                                         AA
 1,600,000  Fayette County, GA, School District, GO UT,              1,747,040
            6.25%, 3/1/2005                                 Aa3
 875,000    Floyd County, GA, Refunding Revenue Bonds,               962,780
            5.50% (MBIA INS)/(Original Issue Yield:
            4.38%), 7/1/2012
 1,000,000  Forsyth County, GA, 5.50% (Original Issue               1,046,740
            Yield: 5.80%), 3/1/2020                         AA-
 1,000,000  Forsyth County, GA, School District, GO UT,              1,214,940
            6.75%, 7/1/2016                                 AA-
 1,880,000  Fulton County, GA, Building Authority,                   1,960,220
            Refunding Bonds (Series A), 5.80% (Original
            Issue Yield: 5.90%), 1/1/2005                    AA
 1,200,000  Fulton County, GA, Development Authority,                1,335,984
            (Series A), 5.75% (Original Issue Yield:
            4.80%), 11/1/2013                               AA+
 1,000,000  Fulton County, GA, Facilities Corp.                      1,057,870
            Certificates of Participation, 5.50%
            (Original Issue Yield: 5.88%), 11/1/2018        AAA
 1,800,000  Fulton County, GA, School District, GO UT,               1,936,764
            5.25%, 1/1/2014                                  AA
 1,000,000  Fulton County, GA, School District, GO UT,               1,074,910
            5.25%, 1/1/2015                                  AA
 2,015,000  Gainesville, GA, Water & Sewer, Revenue                  2,185,711
            Bonds, 5.50% (FSA INS), 11/15/2014              AAA
 2,175,000  Georgia Municipal Association, Certificates              2,339,582
            of Participation, 5.50% (AMBAC
            INS)/(Original Issue Yield: 5.22%),
            12/1/2016                                       AAA
 2,220,000  Georgia Municipal Association, Certificates              2,376,110
            of Participation, 5.50% (AMBAC
            INS)/(Original Issue Yield: 5.28%),
            12/1/2017                                       AAA
 2,500,000  Georgia Municipal Association, Certificates              2,658,100
            of Participation, 5.50% (AMBAC
            INS)/(Original Issue Yield: 5.32%),
            12/1/2018                                       AAA
 1,780,000  Georgia State, (Series A), 6.00%, 4/1/2015      AAA     2,050,257
 1,000,000  Georgia State, (Series B), 5.75%, 3/1/2010      AAA     1,118,740
 1,000,000  Georgia State, (Series C), 5.00% (Original              1,076,130
            Issue Yield: 5.20%), 7/1/2009                   AAA
 1,970,000  Georgia State, (Series C), 6.00% (Original               2,218,752
            Issue Yield: 5.17%), 7/1/2012                   AAA
 1,140,000  Georgia State, (Series C), 6.25% (Original             1,324,224
            Issue Yield: 5.60%), 8/1/2011                   AAA
 1,250,000  Georgia State, (Series C), 6.25% (Original               1,466,100
            Issue Yield: 4.95%), 8/1/2013                   AAA
 1,000,000  Georgia State, (Series C), 7.25% (Original               1,128,960
            Issue Yield: 4.95%), 7/1/2005                   AAA
 1,750,000  Georgia State, (Series C), 7.25% (Original               2,084,530
            Issue Yield: 5.25%), 7/1/2008                   AAA
 1,200,000  Georgia State, (Series D), 5.25% (Original               1,300,380
            Issue Yield: 4.33%), 10/1/2014                  AAA
 2,000,000  Georgia State, GO UT, (Series D), 6.80%,                 2,239,300
            8/1/2005                                        AAA
 1,005,000  Georgia State, GO UT, (Series B), 7.20%,                 1,148,062
            3/1/2006                                        AAA
 765,000    Georgia State, GO UT, (Series C), 7.25%,                 841,033
            7/1/2004                                        AAA
 500,000    Georgia State, GO UT, (Series C), 6.50%                  560,875
            (Original Issue Yield: 6.63%), 4/1/2006         AAA
 4,150,000  Georgia State HFA, Refunding Revenue Bonds,              4,183,034
            5.45% (Original Issue Yield: 5.449%),
            12/1/2022                                       AAA
 750,000    Griffin-Spalding County, GA, School System,              762,683
            GO UT, 4.00% (Original Issue Yield: 3.84%),
            2/1/2008                                         AA
 1,000,000  Gwinnett County, GA, Certificates of                     1,011,230
            Participation, 8.50% (Original Issue Yield:
            6.50%), 8/1/2002                                AAA
 1,820,000  Gwinnett County, GA, Housing Authority,                  1,903,684
            Refunding Revenue Bonds (Series A), 5.50%
            (FNMA COL), 4/1/2026                            AAA
 2,000,000  Gwinnett County, GA, Water and Sewer                     2,039,500
            Authority, 5.00% (Original Issue Yield:
            5.25%), 8/1/2017                                AAA
$1,000,000  Henry County, GA, School District, GO UT,
            5.125% (Original Issue Yield: 4.64%),
            8/1/2014                                        AA-    $1,051,520
 1,000,000  Henry County, GA, School District, GO UT                 1,154,830
            (Series A), 6.45%, 8/1/2011                     AA-
 1,000,000  Henry County, GA, Water & Sewer Authority,               1,039,210
            Refunding Revenue Bonds, 5.625% (FGIC
            INS)/(Original Issue Yield: 5.87%), 2/1/2030    AAA
 1,000,000  Macon-Bibb County, GA, Hospital Authority,               1,085,690
            Refunding Revenue Bonds, (Series A), 5.30%
            (FGIC INS), 8/1/2011                            AAA
 500,000    Meriwether County, GA, School District, GO               577,085
            UT, 7.00% (FSA INS), 2/1/2007                   AAA
 1,000,000  Metropolitan Atlanta Rapid Transit                       1,160,410
            Authority, (Series P), 6.25% (AMBAC
            INS)/(Original Issue Yield: 6.35%), 7/1/2011    AAA
 1,000,000  Municipal Electric Authority of Georgia,                 1,072,580
            (Series A), 5.25% (MBIA INS)/(Original
            Issue Yield: 4.64%), 1/1/2013                   AAA
 1,000,000  Paulding County, GA, School District, GO                 1,162,690
            UT, (Series A), 6.625% (Original Issue
            Yield: 6.75%), 2/1/2009                           A
 300,000    Peachtree County GA, Water & Sewer                       13,833
            Authority, (Series A), 5.45% (Original
            Issue Yield: 5.55%), 3/1/2017                    AA
 1,150,000  Private Colleges & Universities Facilities               3,182,292
            of GA, (Series A), 5.50% (Original Issue
            Yield: 5.76%), 11/1/2025                         AA
 1,000,000  Private Colleges & Universities Facilities               1,105,550
            of GA, (Series A), 5.75% (Original Issue
            Yield: 5.30%), 11/1/2012                         AA
 1,000,000  Private Colleges & Universities Facilities               1,089,570
            of GA, (Series A), 5.75% (Original Issue
            Yield: 5.45%), 11/1/2017                         AA
 1,000,000  Private Colleges & Universities Facilities               1,017,630
            of GA, Refunding Revenue Bonds, 5.625%
            (Agnes Scott College Project)/(Original
            Issue Yield: 5.70%), 6/1/2023                    AA
 1,000,000  Private Colleges & Universities Facilities               1,018,240
            of GA, Refunding Revenue Bonds, 6.00% (MBIA
            INS)/(Original Issue Yield: 6.00%),
            11/1/2002                                       AAA
 2,000,000  Richmond County, GA, Public Facilities,                  2,208,860
            Inc., Certificates of Participation, 6.10%
            (AMBAC INS), 11/1/2020                          Aaa
 1,000,000  Rockdale County, GA, School District, GO                 1,094,180
            UT, 6.20%, 1/1/2006                              A1
 1,500,000  Rockdale County, GA, School District, GO                1,649,505
            UT, 6.30%, 1/1/2007                              A1
                Total                                               117,249,293
            Maryland--1.5%
 850,000    Howard County, MD, (Series A), 5.25%                    911,030
            (Original Issue Yield: 4.40%), 8/15/2014        AAA
 1,000,000  Maryland State Transportation Authority,                 1,047,780
            Revenue Bonds, 5.375% (AMBAC INS)/(Original
            Issue Yield: 4.75%), 3/1/2015                   AAA
                Total                                               1,958,810
            South Carolina--1.7%
 2,195,000  Tobacco Settlement Revenue Management                    2,168,528
            Authority, SC, (Series B), 6.00% (Original
            Issue Yield: 6.159%), 5/15/2022                   A
                Total Long-Term Municipals (IDENTIFIED               121,376,631
                COST $117,496,185)

            registered investment company--3.9%
 4,954,082  Evergreen Institutional Municipal Money                  4,954,082
            Market Fund (AT AMORTIZED COST)
                Total Investments (identified cost
                $122,450,267)                                      $126,330,713

================================================================================
(See Notes to Portfolios of Investments)

 Shares                                                                  Value


--------------------------------------------------------------------------------
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)


 Principal
 ----------                                               Credit
 Amount                                                   Rating*          Value

--------------------------------------------------------------------------------

             Long-Term Municipals--99.5%
             North Carolina--80.5%
$1,375,000   Brunswick County, NC, GO UT, 5.00% (FGIC
             INS)/(Original Issue Yield: 4.89%), 5/1/2016    AAA      $1,424,569
 1,030,000   Buncombe County, NC, GO UT Bonds, 4.90%                   1,064,134
             (Original Issue Yield: 5.15%), 4/1/2014          AA
 1,650,000   Burlington, NC, GO UT, 5.20% (AMBAC                       1,767,348
             INS)/(Original Issue Yield: 5.10%), 2/1/2013    AAA
 1,500,000   Cabarrus County, NC, Refunding Revenue                    1,609,425
             Bonds, 5.50% (Original Issue Yield: 4.90%),
             4/1/2015                                        AA-
 1,400,000   Carteret County, NC, GO UT Bonds, 5.40%                   1,469,328
             (MBIA INS)/(Original Issue Yield: 5.60%),
             5/1/2015                                        AAA
 1,300,000   Carteret County, NC, GO UT School                         1,373,437
             Improvements, 5.40% (MBIA INS)/(Original
             Issue Yield: 5.55%), 5/1/2013                   AAA
 1,305,000   Carteret County, NC, GO UT School                         1,373,878
             Improvements, 5.40% (MBIA INS)/(Original
             Issue Yield: 5.55%), 5/1/2014                   AAA
 1,000,000   Cary, NC, GO UT, 5.00% (Original Issue                    1,052,250
             Yield: 4.66%), 3/1/2014                         AAA
 1,340,000   Charlotte, NC Water & Sewer System ,                      1,438,262
             Revenue Bonds, 5.00% (Original Issue Yield:
             4.70%), 6/1/2008                                AA+
 2,000,000   Charlotte, NC Water & Sewer System ,                      2,118,240
             Revenue Bonds, 5.125% (Original Issue
             Yield: 5.15%), 6/1/2013                         AA+
 1,000,000   Charlotte, NC, GO UT, 5.25% (Original Issue               1,064,810
             Yield: 4.85%), 2/1/2013                         AAA
 1,000,000   Charlotte, NC, GO UT, 5.50% (Original Issue              1,092,950
             Yield: 5.35%), 6/1/2014                         AAA
 1,600,000   Charlotte, NC, GO UT, 5.50% (Original Issue               1,739,632
             Yield: 5.41%), 6/1/2015                         AAA
 4,490,000   Charlotte, NC, GO UT, 5.60% (Original Issue               4,744,358
             Yield: 5.77%), 6/1/2025                         AAA
 1,000,000   Charlotte, NC, COPs (Series B), 5.00%                     1,064,460
             (Original Issue Yield: 4.03%), 6/1/2011         AA+
 1,100,000   Charlotte, NC (Series C), 4.80%, 7/1/2012                1,110,912
             (@100)                                          AAA
 7,655,000   Charlotte, NC, 5.25% (Original Issue Yield:               7,903,941
             5.03%), 2/1/2020                                AAA
 7,290,000   Charlotte, NC, 5.25% (Original Issue Yield:               7,508,773
             5.05%), 2/1/2021                                AAA
 3,695,000   Charlotte, NC, COPs, 5.50% (Original Issue                3,851,816
             Yield: 5.55%), 12/1/2020                        AA+
 3,000,000   Charlotte, NC, COPs, 5.50% (Original Issue                3,093,390
             Yield: 5.61%), 6/1/2025                         AA+
 1,090,000   Charlotte, NC, COPs, Public Safety                        1,134,319
             Facilities (Series D), 5.50% (Original
             Issue Yield: 5.55%), 6/1/2020                   AA+
 840,000     Charlotte, NC, GO UT Refunding Bonds, 5.00%                896,675
             (Original Issue Yield: 5.15%), 2/1/2012         AAA
 3,000,000   Charlotte, NC, GO UT Refunding Bonds,                     3,156,660
             5.40%, 6/1/2012                                 AAA
 2,205,000   Charlotte, NC, GO UT Refunding Bonds, 5.50%               2,234,260
             (Original Issue Yield: 5.55%), 7/1/2004         AAA
 1,525,000   Charlotte, NC, Storm Water Fee, 5.25%,                    1,611,849
             6/1/2016                                        AA+
 715,000     Charlotte, NC, Storm Water Fee, 5.25%,                     751,301
             6/1/2017                                        AA+
 1,000,000   Charlotte, NC, Storm Water Fee, 6.00%,                    1,145,650
             6/1/2025                                        AA+
 1,000,000   Charlotte-Mecklenburg Hospital Authority,                  995,330
             NC, Refunding Revenue Bonds, 5.00%
             (Original Issue Yield: 5.30%), 1/15/2017         AA
 1,000,000   Charlotte-Mecklenburg Hospital Authority,                 1,066,710
             NC, Revenue Bonds, 5.60% (Original Issue
             Yield: 5.70%), 1/15/2009                         AA
 3,750,000   Columbus County, NC Industrial Facilities &               3,708,262
             Pollution Control Financing Authority,
             Revenue Bonds (Series 1996A), 5.85%
             (International Paper Co.), 12/1/2020            BBB
 2,375,000   Concord, NC (Series B), 5.00% (Original                   2,418,629
             Issue Yield: 5.12%), 12/1/2017                  AAA
 1,000,000   Dare County, NC, 5.125% (AMBAC                            1,024,520
             INS)/(Original Issue Yield: 5.25%), 6/1/2018    AAA
 1,000,000   Durham County, NC, COPs, 6.00% (Original
             Issue Yield: 6.15%), 5/1/2014                   AA+      $1,107,910
 1,500,000   Durham County, NC, Refunding Bond, 5.00%                  1,552,965
             (Original Issue Yield: 5.18%), 5/1/2014         AA+
 1,000,000   Durham County, NC, Refunding Bond, 5.00%,                 1,072,880
             5/1/2007                                        AA+
 2,130,000   Durham County, NC, Refunding Bonds, 5.00%,                2,262,465
             5/1/2005                                        AA+
 1,640,000   Durham, NC, 5.00% (Original Issue Yield:                  1,737,760
             4.47%), 4/1/2011                                AA+
 1,270,000   Durham, NC, 5.25% (Original Issue Yield:                  1,354,823
             4.70%), 4/1/2013                                AA+
 1,020,000   Durham, NC, 5.25% (Original Issue Yield:                  1,071,490
             4.90%), 4/1/2015                                AA+
 2,000,000   Durham, NC, GO UT Revenue Bonds, 5.80%                    2,117,960
             (Original Issue Yield: 5.95%), 2/1/2012         AAA
 2,000,000   Forsyth County, NC , Public Facility &                    2,053,540
             Equipment Project, 5.125% (Original Issue
             Yield: 4.98%), 10/1/2017                        AA+
 1,475,000   Gaston County, NC, GO UT, 5.50% (FGIC LOC),               1,626,084
             3/1/2014                                        AAA
 1,100,000   Gaston County, NC, GO UT Bonds, 5.20%                     1,144,451
             (AMBAC INS)/(Original Issue Yield: 5.40%),
             3/1/2015                                        AAA
 2,115,000   Gaston County, NC, GO UT Bonds, 5.20%                     2,193,022
             (AMBAC INS)/(Original Issue Yield: 5.40%),
             3/1/2016                                        AAA
 2,000,000   Gaston County, NC, GO UT, 5.25% (AMBAC                    2,091,020
             INS), 6/1/2018                                  AAA
 2,000,000   Gaston County, NC, GO UT, 5.25% (AMBAC                    2,078,820
             INS), 6/1/2019                                  AAA
 1,500,000   Gaston County, NC, GO UT, 5.25% (AMBAC                    1,544,880
             INS), 6/1/2020                                  AAA
 2,000,000   Greensboro, NC, COP (Series A), 5.625%                    2,247,220
             (Original Issue Yield: 6.05%), 12/1/2015         A1
 1,065,000   Greensboro, NC Enterprise System (Series                  1,092,402
             A), 5.00% (Original Issue Yield: 5.04%),
             6/1/2016                                        AA-
 1,465,000   Greensboro, NC Enterprise System, Revenue                 1,632,376
             Bonds, 6.50%, 6/1/2006                          AA-
 1,000,000   Greensboro, NC Enterprise System, Water &                 1,031,090
             Sewer Improvements (Series A), 5.30% (MBIA
             INS)/(Original Issue Yield: 5.518%),
             6/1/2015                                        AAA
 6,650,000   Greensboro, NC Enterprise System, Water &                 6,801,886
             Sewer Improvements (Series A), 5.375%
             (Original Issue Yield: 5.594%), 6/1/2019        AA-
 1,500,000   Greenville, NC, Recreational Facility                     1,518,630
             Improvements, 4.875% (Original Issue Yield:
             5.03%), 6/1/2016                                AAA
 550,000     Guilford County, NC (Series B), 5.10%                     584,435
             (Original Issue Yield: 5.23%), 10/1/2014        AAA
 1,875,000   Harnett County, NC, 5.375%, 12/1/2017           AAA       1,989,019
 2,150,000   Haywood County, NC Industrial Faculties &                 2,069,654
             Pollution Control Financing Authority
             (Series A) Revenue Bonds, 5.75% (Champion
             International Corp.)/(Original Issue Yield:
             5.975%), 12/1/2025                              BBB
 1,630,000   Henderson County, NC, 5.00% (Original Issue               1,689,593
             Yield: 4.80%), 3/1/2015                         AAA
 2,025,000   Henderson, NC Enterprise System, 5.25%                    2,100,775
             (AMBAC INS)/(Original Issue Yield: 5.02%),
             5/1/2018                                        AAA
 1,980,000   Iredell County, NC Iredell Memorial                       2,067,476
             Hospital, 5.125% (AMBAC INS)/(Original
             Issue Yield: 5.30%), 10/1/2013                  AAA
 5,000,000   Iredell County, NC, COP, 6.125% (FGIC                     5,118,100
             INS)/(Original Issue Yield: 6.23%), 6/1/2007    AAA
 1,000,000   Johnston County, NC, GO UT, 5.00% (FGIC                   1,053,950
             INS)/(Original Issue Yield: 4.83%), 6/1/2014    AAA
 1,130,000   Lee County, NC, GO UT, 5.00% (MBIA                        1,197,947
             INS)/(Original Issue Yield: 5.05%), 4/1/2009    AAA
 1,725,000   Lee County, NC, GO UT, 5.00% (MBIA                        1,821,014
             INS)/(Original Issue Yield: 5.15%), 4/1/2010    AAA
 2,700,000   Lee County, NC, GO UT, 5.00% (MBIA                        2,847,960
             INS)/(Original Issue Yield: 5.20%), 4/1/2011    AAA
 5,000,000   Martin County, NC IFA (Series 1993), Weekly               5,000,000
             VRDNs (Weyerhaeuser Co.)                        BBB
 4,975,000   Martin County, NC IFA, PCR Bonds, 6.80%                   5,200,069
             (Weyerhaeuser Co.), 5/1/2024                    BBB       5
 3,500,000   Mecklenburg County, NC, (Series B), 4.40%                 3,495,695
             (Original Issue Yield: 4.65%), 2/1/2014         AAA
 6,500,000   Mecklenburg County, NC, (Series D), 5.00%,
             4/1/2013                                        AAA      $6,880,510
 4,405,000   Mecklenburg County, NC, GO UT Bonds, 4.80%                4,615,515
             (Original Issue Yield: 4.90%), 3/1/2009         AAA
 7,175,000   Mecklenburg County, NC, GO UT, 4.40%,                     7,384,080
             2/1/2010                                        AAA
 1,175,000   Moore County, NC, GO UT Public                            1,214,762
             Improvements, 4.90% (MBIA INS)/(Original
             Issue Yield: 4.95%), 6/1/2015                   AAA
 1,600,000   Moore County, NC, GO UT Public Improvement,               1,662,720
             4.90% (MBIA INS)/(Original Issue Yield:
             4.90%), 6/1/2014                                AAA
 1,640,000   New Hanover County, NC, COPs, 5.25% (AMBAC                1,700,975
             INS)/(Original Issue Yield: 4.84%),
             12/1/2011 (@101)                                AAA
 1,195,000   New Hanover County, NC, COPs, 4.80%                       1,269,544
             (Original Issue Yield: 4.90%), 12/1/2009        AAA
 1,250,000   New Hanover County, NC, COPs, 4.90% (MBIA                 1,320,200
             INS)/(Original Issue Yield: 5.00%),
             12/1/2010                                       AAA
 1,315,000   New Hanover County, NC, COPs, 5.00% (MBIA                 1,387,706
             INS)/
             --------------------------------------------
             (Original Issue Yield: 5.05%), 12/1/2011        AAA
 2,475,000   New Hanover County, NC, GO UT Bonds, 4.80%,               1,494,330
             2/1/2017                                        AA-
 1,000,000   North Carolina Eastern Municipal Power                    2,134,030
             Agency, (Series B), 7.00% (Original Issue
             Yield: 6.25%), 1/1/2008                          A
 100,000     North Carolina Educational Facilities                     103,977
             Finance Agency, Refunding Revenue Bonds,
             6.00% (Davidson College)/(Original Issue
             Yield: 6.20%), 12/1/2012                         AA
 895,000     North Carolina HFA, (Series 10-B), 4.90%                  906,948
             (AMBAC INS)/(Original Issue Yield: 4.90%),
             7/1/2015                                        AAA
 5,000,000   North Carolina HFA, (Series 9-A), 5.80%                   5,142,250
             (Original Issue Yield: 5.799%), 1/1/2010
             (@100)                                           AA
 5,750,000   North Carolina HFA, (Series 9-A), 5.875%                  5,876,558
             (Original Issue Yield: 5.874%), 1/1/2010
             (@100)                                           AA
 1,600,000   North Carolina HFA, Revenue Bond, (Series                 1,607,696
             14-A), 4.70% (AMBAC INS), 7/1/2013              AAA
 915,000     North Carolina HFA, Revenue Bond, (Series                 919,383
             14-A), 4.80% (AMBAC INS), 7/1/2014              AAA
 2,135,000   North Carolina HFA, Revenue Bond, (Series                 2,144,650
             14-A), 5.35% (AMBAC INS), 1/1/2022              AAA
 770,000     North Carolina Medical Care Commission,                   809,763
             Refunding Revenue Bond, 5.00% (Original
             Issue Yield: 5.03%), 10/1/2004                   AA
 2,000,000   North Carolina Medical Care Commission,                   2,091,080
             Refunding Revenue Bond, 5.40% (Original
             Issue Yield: 5.75%), 2/15/2011                   A+
 5,000,000   North Carolina Medical Care Commission,                   5,056,300
             Refunding Revenue Bond, 5.50% (Original
             Issue Yield: 6.10%), 5/1/2015                   AA-
 2,550,000   North Carolina Medical Care Commission,                   2,626,271
             Refunding Revenue Bond, 6.375% (FSA
             INS)/(Original Issue Yield: 6.49%),
             8/15/2012                                       AAA
 1,355,000   North Carolina Medical Care Commission,                   1,399,837
             Refunding Revenue Bonds, 4.625% (REX
             Healthcare)/(Original Issue Yield: 4.93%),
             6/1/2011                                        AAA
 1,750,000   North Carolina Medical Care Commission,                   1,744,715
             Refunding Revenue Bonds, 5.25% (Original
             Issue Yield: 5.70%), 5/1/2021                   AA-
 1,525,000   North Carolina Medical Care Commission,                   1,611,376
             Revenue Refunding Bonds, 5.20% (Wilson
             Memorial Hospital)/(AMBAC INS)/(Original
             Issue Yield: 5.35%), 11/1/2010                  AAA
 10,000,000  North Carolina Municipal Power Agency No.                 1,007,800
             1, Refunding Revenue Bonds, 5.50% (Original
             Issue Yield: 7.00%), 1/1/2013                   AAA
 4,120,000   North Carolina State, GO UT, 4.60%                        4,227,738
             (Original Issue Yield: 4.63%), 4/1/2013         AAA
 15,600,000  North Carolina State (Series A), 4.75%                   16,334,292
             (Original Issue Yield: 4.73%), 4/1/2011         AAA
 13,010,000  North Carolina State (Series A), 5.00%                   13,475,758
             (Original Issue Yield: 5.00%), 4/1/2016         AAA
 2,300,000   North Carolina State (Series A), 5.20%                    2,417,691
             (Original Issue Yield: 5.40%), 3/1/2014         AAA
 170,000     North Carolina State (Series A), 5.25%                    179,194
             (Original Issue Yield: 5.45%), 3/1/2016         AAA
 5,000,000   North Carolina State, GO UT (Series A),
             5.20% (Original Issue Yield: 5.45%),
             3/1/2015                                        AAA      $5,235,350
 1,000,000   North Carolina State, GO UT Refunding Bonds               1,020,730
             (Series C), 4.80% (North Carolina Prison
             Facilities)/(Original Issue Yield: 4.85%),
             3/1/2009                                        AAA
 11,035,000  North Carolina State, GO UT, 4.75%                       11,331,290
             (Original Issue Yield: 4.93%), 4/1/2014         AAA
 1,000,000   North Carolina State, GO UT, 5.10%, 3/1/2008    AAA       1,070,160
 4,000,000   North Carolina State, GO, 4.60%, 4/1/2012       AAA       4,135,760
 1,000,000   North Carolina State, Public Improvement GO               1,060,090
             UT Bonds (Series 1999A), 5.25% (Original
             Issue Yield: 5.38%), 3/1/2015                   AAA
 1,325,000   Orange County, NC, GO UT, 5.30% (Original                 1,423,249
             Issue Yield: 5.25%), 4/1/2014                   AA+
 1,115,000   Orange County, NC, GO UT, 5.30%, 4/1/2015       AA+       1,190,764
 2,945,000   Orange County, NC, GO UT, 5.25% (Original                 3,188,728
             Issue Yield: 4.40%), 2/1/2013                   AA+
 3,000,000   Pitt County, NC, Refunding Bonds, 5.25%                   3,046,470
             (Pitt County Memorial Hospital)/(Original
             Issue Yield: 5.85%), 12/1/2021                  Aaa
 3,000,000   Pitt County, NC, Refunding Bonds, 5.30%                   3,200,310
             (Pitt County Memorial Hospital)/(Original
             Issue Yield: 5.40%), 12/1/2009                  Aaa
 3,635,000   Pitt County, NC, Refunding Revenue Bonds,                 3,889,450
             5.20% (Pitt County Memorial
             Hospital)/(Original Issue Yield: 5.30%),
             12/1/2008                                       Aaa
 1,000,000   Raleigh & Durham, NC Airport Authority                    1,097,570
             (Series A), 5.50% (FGIC INS)/(Original
             Issue Yield: 4.04%), 11/1/2008                  AAA
 1,025,000   Sanford, NC, GO UT Bonds, 4.90% (MBIA INS),               1,076,804
             3/1/2009                                        AAA
 2,750,000   Union County, NC, GO UT, 4.75% (Original                  2,801,260
             Issue Yield: 4.76%), 3/1/2015                   AA-
 1,785,000   University of North Carolina at Chapel Hill               1,925,033
             (Series A), 5.00% (Original Issue Yield:
             3.97%), 12/1/2008                               AA+
 3,200,000   University of North Carolina at Chapel                    1,282,400
             Hill, Utility Refunding Bonds, 5.00%
             (Original Issue Yield: 5.60%), 8/1/2010          AA
 1,300,000   University of North Carolina, Pool, 5.00%                 3,398,150
             (AMBAC INS)/(Original Issue Yield: 4.80%),
             10/1/2008                                       AAA
 1,255,000   University of North Carolina, Refunding                   1,392,372
             Revenue Bonds, 5.75% (AMBAC INS)/(Original
             Issue Yield: 5.20%), 10/1/2013                  AAA
 7,630,000   Wake County, NC Industrial Facilities &                   7,781,913
             PCFA, Refunding Revenue Bonds, 5.375%
             (Carolina Power & Light Co.), 2/1/2017          BBB+
 7,500,000   Wake County, NC (Series B), 4.50% (Original               7,564,050
             Issue Yield: 4.70%), 2/1/2014                   AAA
 1,000,000   Wake County, NC (Series B), 5.25% (Original               1,057,600
             Issue Yield: 4.91%), 2/1/2017                   AAA
 3,000,000   Wake County, NC, GO UT Bonds, 4.50%                       3,097,950
             (Original Issue Yield: 4.72%), 3/1/2010         AAA
 5,960,000   Wake County, NC, GO UT Bonds, 4.60%                       6,140,409
             (Original Issue Yield: 4.87%), 3/1/2012         AAA
 1,050,000   Winston Salem, NC COPs, 5.00% (Original                   1,107,908
             Issue Yield: 4.41%), 6/1/2013                   AA+
 1,050,000   Winston Salem, NC COPs, 5.00% (Original                   1,079,085
             Issue Yield: 4.70%), 6/1/2016                   AA+
 1,250,000   Winston Salem, NC COPs, Series A, 5.00%,                  1,296,613
             6/1/2015                                        AA+
 2,745,000   Winston-Salem, NC Water & Sewer System,                   2,839,895
             Revenue Bonds, 4.80% (Original Issue Yield:
             4.90%), 6/1/2013                                AAA
 3,350,000   Winston-Salem, NC Water & Sewer System,                   3,455,190
             Revenue Bonds, 4.875% (Original Issue
             Yield: 4.95%), 6/1/2014                         AAA
 1,980,000   Winston-Salem, NC (Series C), 5.25%                       2,073,238
             (Original Issue Yield: 4.90%), 6/1/2015         AA+
                 Total                                               344,586,879
             District Of Columbia--1.0%
 4,125,000   Metropolitan Washington, DC Airports                     4,421,918
             Authority, Revenue Bond (Series A), 5.75%
             (FGIC INS), 10/1/2016                           AAA
             Florida--1.2%
 5,000,000   South Broward Hospital District, FL,                      5,005,800
             Refunding Revenue Bonds, 5.60% (Original
             Issue Yield: 5.60%), 5/1/2012 (@101)             A+

             --------------------------------------------


             Illinois--2.5%
 10,000,000  Chicago, IL O'Hare International Airport
             (Series A) Revenue Refunding Bonds, 5.75%,
             1/1/2017                                        AAA     $10,506,800
             Kentucky--0.6%
 2,500,000   Kentucky State Property & Buildings                       2,664,725
             Commission, Refunding Revenue Bonds, 5.375%
             (FSA LOC), 2/1/2015                             AAA
             Maryland--1.2%
 5,000,000   Maryland Health & Higher Educational                      5,125,900
             Facilities Authority, Refunding Revenue
             Bonds, 5.75% (Original Issue Yield: 5.18%),
             7/1/2011 (@100)                                  A
             Oregon--0.7%
 150,000     Klamath Falls, OR Intercommunity Hospital,                151,595
             Refunding Revenue Bonds, 5.20% (Original
             Issue Yield: 5.20%), 9/1/2009                   BBB
 305,000     Klamath Falls, OR Intercommunity Hospital,                308,318
             Refunding Revenue Bonds, 5.35% (Original
             Issue Yield: 5.35%), 9/1/2010                   BBB
 400,000     Klamath Falls, OR Intercommunity Hospital,                404,528
             Refunding Revenue Bonds, 5.50% (Original
             Issue Yield: 5.50%), 9/1/2011                   BBB
 550,000     Klamath Falls, OR Intercommunity Hospital,                556,446
             Refunding Revenue Bonds, 5.60% (Original
             Issue Yield: 5.60%), 9/1/2012                   BBB
 875,000     Klamath Falls, OR Intercommunity Hospital,                887,845
             Refunding Revenue Bonds, 5.80% (Original
             Issue Yield: 5.80%), 9/1/2012 (@101)            BBB
 825,000     Klamath Falls, OR Intercommunity Hospital,                835,535
             Refunding Revenue Bonds, 5.90% (Original
             Issue Yield: 5.90%), 9/1/2012 (@101)            BBB
                 Total                                                83,144,267
             Pennsylvania--2.0%
 8,125,000   Central Bucks, PA School District, GO UT,                 8,713,737
             5.50% (FGIC INS)/(Original Issue Yield:
             4.73%), 5/15/2016                               AAA
             Puerto Rico--2.7%
 5,000,000   Commonwealth of Puerto Rico (Series A),                   5,430,750
             5.50% (MBIA INS)/(Original Issue Yield:
             4.72%), 7/1/2021                                AAA
 5,650,000   Puerto Rico Highway and Transportation                    5,926,455
             Authority, Refunding Revenue Bonds, 5.50%
             (MBIA INS)/(Original Issue Yield: 6.10%),
             7/1/2016 (@100)                                 AAA
                 Total                                                11,357,205
             South Carolina--4.3%
 2,500,000   Georgetown County, SC Environmental                       2,549,400
             Improvements, Refunding Revenue Bonds,
             5.70% (Original Issue Yield: 5.70%),
             4/1/2014                                        BBB
 8,700,000   Greenville County, SC School District,                    9,232,266
             Refunding Revenue Bonds, 6.00% (Original
             Issue Yield: 5.57%), 12/1/2012 (@101)           AA-
 6,500,000   Tobacco Settlement Revenue Management                     6,421,610
             Authority, SC, (Series B), 6.00% (Original
             Issue Yield: 6.159%), 5/15/2011 (@101)           A
                 Total                                                18,203,276
             Texas--1.4%
 2,000,000   San Antonio, TX Water System, Refunding                   2,125,180
             Revenue Bonds, 5.50% (FSA INS)/(Original
             Issue Yield: 4.83%), 5/15/2012 (@100)           AAA
 2,000,000   San Antonio, TX Water System, Refunding                   2,112,160
             Revenue Bonds, 5.50% (FSA INS)/(Original
             Issue Yield: 4.90%), 5/15/2012 (@100)           AAA
 1,500,000   San Antonio, TX Water System, Revenue                     1,601,265
             Refunding Bonds (Series 2002), 5.50% (FSA
             INS), 5/15/2016                                 AAA
                 Total                                                 5,838,605
             Washington--0.9%
 3,780,000   Port of Seattle, WA (Series C) Revenue                    4,045,885
             Refunding Bonds, 5.625% (FGIC INS),
             12/1/2013                                       AAA
             Wisconsin--0.5%
 2,000,000   Badger, WI Tobacco Asset Securitization                   1,967,340
             Corp., Refunding Revenue Bonds, 6.125%,
             6/1/2012 (@100)                                  A
                 Total Long-Term Municipals (identified
                 cost $413,171,308)                                $425,582,337

--------------------------------------------------------------------------------

             REGISTERED INVESTMENT COMPANY--2.9%
 12,570,079  Evergreen Institutional Municipal Money                  12,570,079
             Market Fund (at AMORTIZED COST)
                 Total Investments (identified cost
                 $425,741,387)                                      $438,152,416

================================================================================
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                 Credit    Value
 Amount                                                    Rating*

            Long-Term Municipals--96.0%
            South Carolina--91.9%
$1,695,000  Anderson County, SC, Water System,
            Refunding Revenue Bonds, 5.50% (FSA
            INS)/(Original Issue Yield: 4.84%), 8/1/2019      AAA   $1,820,803
 850,000    Barnwell County, SC, School District No.                 898,059
            45, GO UT, 5.40% (Original Issue Yield:
            5.45%), 2/1/2009                                  AAA
 1,300,000  Beaufort County, SC, GO UT, 5.00% (FGIC                  1,362,361
            INS)/(Original Issue Yield: 4.75%), 2/1/2013      AAA
 1,000,000  Beaufort County, SC, GO UT, 5.00% (FGIC                  1,040,880
            INS)/(Original Issue Yield: 4.85%), 2/1/2014      AAA
 1,160,000  Beaufort County, SC, GO UT, 5.25% (FGIC                  1,204,927
            INS)/(Original Issue Yield: 5.10%), 2/1/2017      AAA
 1,600,000  Beaufort County, SC, School District, GO                 1,656,640
            UT, (Series A), 5.00% (Original Issue
            Yield: 4.80%), 3/1/2015                           Aa1
 2,395,000  Beaufort County, SC, School District, GO                 2,462,323
            UT, (Series A), 5.00% (Original Issue
            Yield: 4.89%), 3/1/2016                           Aa1
 2,685,000  Beaufort County, SC, School District, GO                 2,725,678
            UT, (Series A), 5.00% (Original Issue
            Yield: 5.03%), 3/1/2018                           Aa1
 750,000    Berkeley County, SC, Pollution Control                   782,033
            Facilities, 6.50% (South Carolina Electric
            and Gas), 10/1/2014                                A-
 1,100,000  Berkeley County, SC, School District, 5.50%               1,184,414
            (FSA INS), 1/15/2016                              Aaa
 2,270,000  Berkeley County, SC, School District,                     2,406,768
            Certificates of Participation, 5.15% (MBIA
            INS)/(Original Issue Yield: 5.15%), 2/1/2008      AAA
 2,000,000  Berkeley County, SC, School District, GO                 2,120,420
            UT, 5.375% (Original Issue Yield: 5.45%),
            4/1/2015                                          AA+
 4,500,000  Berkeley County, SC, School District, GO                 4,740,525
            UT, 5.375% (Original Issue Yield: 5.50%),
            4/1/2016                                          AA+
 5,000,000  Berkeley County, SC, School District, GO                  4,237,050
            UT, 5.375% (Original Issue Yield: 5.55%),
            4/1/2017                                          AA+
 2,200,000  Berkeley County, SC, School District, GO                 5,345,948
            UT, 5.375%, 4/1/2014                              AA+
 3,705,000  Berkeley County, SC, School District, GO                 2,860,906
            UT, 5.375%, 4/1/2018                              AA+
 5,500,000  Berkeley County, SC, School District, GO                  3,705,920
            UT, 5.375%, 4/1/2019                              AA+
 8,715,000  Berkeley County, SC, School District, GO                 5,267,357
            UT, 5.50% (FSA INS), 1/15/2018                    Aaa
 1,570,000  Berkeley County, SC, School District, GO                 9,714,456
            UT, 5.50% (FSA INS)/(Original Issue Yield:
            4.42%), 1/15/2014                                 Aaa
 1,500,000  Berkeley County, SC, Water & Sewer,                       1,564,200
            Refunding Revenue Bonds, 5.50% (MBIA
            INS)/(Original Issue Yield: 5.55%), 6/1/2013      AAA
 2,420,000  Berkeley County, SC, Water & Sewer,                       2,525,633
            Refunding Revenue Bonds, 5.55% (MBIA
            INS)/(Original Issue Yield: 5.60%), 6/1/2014      AAA
 1,000,000  Camden, SC, Public Utility, Refunding                     1,027,970
            Revenue Bonds, 5.50% (MBIA INS)/(Original
            Issue Yield: 5.80%), 3/1/2022                     AAA
 1,105,000  Charleston County, SC, Airport District,                 1,104,978
            Airport System Refunding Revenue Bonds,
            4.75% (MBIA INS), 7/1/2015                        AAA
 1,670,000  Charleston County, SC, School District, GO               1,707,809
            UT, 5.00% (South Carolina State Educational
            Assistance Authority LOC), 2/1/2017               AA+
 1,250,000  Charleston County, SC, GO UT, 5.50%,                      1,364,262
            6/1/2014                                          AA+
 4,000,000  Charleston County, SC, (Series A), 5.125%                 4,195,720
            (FSA INS)/(Original Issue Yield: 4.88%),
            8/15/2015                                         AAA
 5,500,000  Charleston County, SC, 5.50% (Charleston                  5,651,690
            Public Facilities Corp.)/(MBIA
            INS)/(Original Issue Yield: 5.70%),
            12/1/2015                                         AAA
 3,495,000  Charleston County, SC, 6.00% (MBIA                        3,971,963
            INS)/(Original Issue Yield: 5.40%),
            12/1/2009                                         AAA
 1,500,000  Charleston, SC, Waterworks and Sewer,                     1,603,470
            Refunding Revenue Bonds, 5.00% (Original
            Issue Yield: 3.84%), 1/1/2009                     AA-
 3,700,000  Charleston, SC, Waterworks and Sewer,
            Refunding Revenue Bonds, 5.125% (Original
            Issue Yield: 4.30%), 1/1/2010                     AA-   $3,971,099
 3,205,000  Charleston, SC, Waterworks and Sewer,                     3,375,089
            Refunding Revenue Bonds, 5.125% (Original
            Issue Yield: 4.73%), 1/1/2016                     AA-
 1,000,000  Charleston, SC, Waterworks and Sewer,                     1,033,040
            Refunding Revenue Bonds, 5.25% (Original
            Issue Yield: 4.86%), 1/1/2018                     AA-
 4,295,000  Charleston, SC, Waterworks and Sewer,                     4,576,666
            Refunding Revenue Bonds, 5.125%, 1/1/2013         AA-
 1,245,000  Charleston, SC, GO UT, (Series B), 5.00%,                 1,328,739
            7/1/2011                                          AA+
 1,155,000  Chester County, SC, School District, GO UT,               1,174,704
            5.30% (AMBAC INS)/(Original Issue Yield:
            5.45%), 2/1/2011                                  AAA
 1,140,000  Chester County, SC, School District, GO UT,               1,158,764
            5.30% (AMBAC INS)/(Original Issue Yield:
            5.50%), 2/1/2012                                  AAA
 1,245,000  Citadel Military College, Refunding Revenue               1,269,414
            Bonds, 5.125% (AMBAC INS)/(Original Issue
            Yield: 5.35%), 4/1/2017                           AAA
 1,785,000  Clemson University, Revenue Bonds, 6.00%                 1,983,206
            (AMBAC INS), 5/1/2013                             AAA
 2,000,000  Columbia, SC, Parking Facilities Refunding                2,151,940
            Revenue Bonds, 5.875% (AMBAC INS)/(Original
            Issue Yield: 6.006%), 12/1/2013                   AAA
 500,000    Columbia, SC, Waterworks & Sewer System,                  548,845
            Refunding Revenue Bonds, 5.50% (Original
            Issue Yield: 5.65%), 2/1/2009                      AA
 3,970,000  Columbia, SC, Waterworks & Sewer System,                  4,412,973
            Refunding Revenue Bonds, 5.70%, 2/1/2010           AA
 1,065,000  Dorchester County, SC, School District No.                1,097,184
            002, GO UT, 5.125% (FGIC INS)/(Original
            Issue Yield: 5.25%), 2/1/2012                     AAA
 2,250,000  Dorchester County, SC, School District No.                2,283,323
            002, GO UT, 5.20% (FGIC INS)/(Original
            Issue Yield: 5.35%), 2/1/2017                     AAA
 3,000,000  Dorchester County, SC, School District No.                3,035,790
            002, GO UT, 5.20% (FGIC INS), 2/1/2018            AAA
 870,000    Edgefield County, SC, School District, GO                 914,379
            UT, 6.40% (FSA INS)/(Original Issue Yield:
            6.60%), 2/1/2009                                  AAA
 2,000,000  Fairfield County, SC, PCR Bonds, 6.50%                    2,079,400
            (South Carolina Electric and Gas), 9/1/2014         A
 1,000,000  Fairfield County, SC, PCR Bonds, 6.50%                    1,041,150
            (South Carolina Electric and Gas)/(MBIA
            INS), 9/1/2014                                    AAA
 1,205,000  Fairfield County, SC, School District,                    1,282,867
            Certificates of Participation, 5.50%
            (Fairfield Primary Geiger)/(Asset Guaranty
            GTD)/(Original Issue Yield: 5.60%), 3/1/2007       AA
 1,000,000  Florence County, SC, Hospital, Refunding                  1,035,570
            Revenue Bonds, 5.25% (FGIC INS)/(Original
            Issue Yield: 5.457%), 11/1/2009                   AAA
 1,485,000  Florence County, SC, Law Enforcement                      1,528,808
            Control Project, 5.70% (AMBAC
            INS)/(Original Issue Yield: 5.90%), 3/1/2003      AAA
 1,220,000  Florence County, SC, Law Enforcement                      1,280,549
            Control Project, 6.00% (AMBAC
            INS)/(Original Issue Yield: 6.15%), 3/1/2006      AAA
 1,600,000  Florence, SC, Water & Sewer, Refunding                    1,666,784
            Revenue Bonds, 5.20% (AMBAC INS)/(Original
            Issue Yield: 5.35%), 3/1/2007                     AAA
 2,000,000  Georgetown County, SC, GO UT, 5.75%,                      2,224,120
            3/1/2013                                          AA+
 4,115,000  Grand Strand Water & Sewage Authority, SC,                4,339,638
            Refunding Revenue Bonds, 5.375% (FSA
            INS)/(Original Issue Yield: 4.71%), 6/1/2017      AAA
 4,335,000  Grand Strand Water & Sewage Authority, SC,                4,539,915
            Refunding Revenue Bonds, 5.375% (FSA
            INS)/(Original Issue Yield: 4.80%), 6/1/2018      AAA
 3,805,000  Grand Strand Water & Sewage Authority, SC,                4,453,068
            Refunding Revenue Bonds, 6.375% (South
            Carolina Waterworks & Sewer System)/(MBIA
            INS)/(Original Issue Yield: 6.509%),
            6/1/2012                                          AAA
 1,800,000  Grand Strand Water & Sewage Authority, SC,                1,800,000
            Waterworks & Sewer System, Refunding
            Revenue Bonds, 6.00% (MBIA INS)/(Original
            Issue Yield: 6.596%), 6/1/2019                    AAA
 1,120,000  Greenville County, SC, GO UT, 5.40%,                      1,155,549
            4/1/2021                                          AAA
 2,700,000  Greenville County, SC, GO UT, 5.50%,                      2,790,369
            4/1/2025                                          AAA
 980,000    Greenville County, SC, GO UT, (Library
            Project), 5.35% (Original Issue Yield:
            5.45%), 4/1/2019                                  AAA   $1,016,299
 2,840,000  Greenville, SC, Hospital System Facilities,              2,954,054
            Refunding Revenue Bonds, (Series A), 5.00%
            (Original Issue Yield: 5.15%), 5/1/2004            AA
 1,000,000  Greenville, SC, Hospital System Facilities,               1,044,460
            Refunding Revenue Bonds, (Series A), 5.75%
            (Original Issue Yield: 6.00%), 5/1/2014            AA
 1,080,000  Greenville, SC, Sewer System, Refunding                   1,139,065
            Revenue Bonds, 5.50% (MBIA INS)/(Original
            Issue Yield: 4.90%), 4/1/2019                     AAA
 5,000,000  Greenville County, SC, School District,                   5,322,500
            Refunding Revenue Bonds, 6.00% (Original
            Issue Yield: 5.54%), 12/1/2020                    AA-
 1,735,000  Greenville, SC, Waterworks Revenue, Revenue               1,821,403
            Bonds, 5.25% (Original Issue Yield: 4.67%),
            2/1/2012 (@100)                                   AAA
 2,170,000  Greenville, SC, Waterworks Revenue, Revenue               1,262,572
            Bonds, 5.25% (Original Issue Yield: 4.75%),
            2/1/2012 (@100)                                   AAA
 2,000,000  Greenville, SC, Waterworks Revenue, Revenue               2,058,800
            Bonds, 5.50% (Original Issue Yield: 5.60%),
            2/1/2022                                          AAA
 1,400,000  Greenwood SC, Combined Public Utility,                    2,478,302
            Refunding Revenue Bonds, 5.35% (AMBAC
            INS)/(Original Issue Yield: 5.45%),
            12/1/2005                                         AAA
 1,320,000  Greenwood SC, Combined Public Utility,                    1,411,146
            Refunding Revenue Bonds, 5.70% (AMBAC INS),
            12/1/2010                                         AAA
 1,500,000  Greenwood, SC, Hospital System Facilities,                1,464,135
            Refunding Revenue Bonds, 5.50% (Original
            Issue Yield: 5.52%), 10/1/2021                     A+
 1,125,000  Greer SC, Combined Utility System, Revenue                1,168,605
            Bonds, 4.75% (AMBAC INS)/(Original Issue
            Yield: 4.85%), 9/1/2011                           AAA
 1,000,000  Hilton Head, SC Public Facilities Corp.,                  1,057,620
            Certificates of Participation, 5.40% (AMBAC
            INS)/(Original Issue Yield: 5.60%), 3/1/2009      AAA
 2,000,000  Hilton Head, SC, Public Services District                2,091,620
            No. 1, Waterworks & Sewer, Refunding
            Revenue Bonds, 5.50% (MBIA INS)/(Original
            Issue Yield: 5.80%), 8/1/2015                     AAA
 4,000,000  Hilton Head, SC, Public Services District                 4,098,000
            No. 1, Waterworks and Sewer Systems,
            Revenue Bonds, 5.50% (MBIA INS)/(Original
            Issue Yield: 5.85%), 8/1/2020                     AAA
 585,000    Horry County, SC, Hospitality Fee, Special                613,911
            Obligation, 4.75% (Original Issue Yield:
            4.87%), 4/1/2007                                    A
 1,000,000  Kershaw County, SC, School District, GO UT,               1,090,900
            5.50% (Original Issue Yield: 5.55%),
            2/1/2011                                          AA+
 1,030,000  Laurens County, SC, Health Care Systems, GO               1,072,611
            UT, 5.70% (MBIA INS), 1/1/2008                    AAA
 1,025,000  Laurens County, SC, School District No.                  1,092,660
            055, GO UT, 5.50% (FGIC INS), 3/1/2016            AAA
 2,000,000  Lexington, SC, Water & Sewer, Refunding                   2,171,700
            Revenue Bonds, 5.50% (Asset Guarantee
            INS)/(Original Issue Yield: 5.68%), 4/1/2029      AAA
 1,000,000  North Charleston, SC, GO UT, 5.50%, 8/1/2005      AA-    1,049,980
 1,670,000  North Charleston, SC, GO UT, 5.50%                       1,747,187
            (Original Issue Yield: 5.60%), 8/1/2006           AA-
 2,000,000  North Charleston, SC, Sewer District,                     2,007,440
            Refunding Revenue Bonds (Series A), 6.00%
            (MBIA INS)/(Original Issue Yield: 6.593%),
            7/1/2018                                          AAA
 3,750,000  North Charleston, SC, Sewer District,                     4,392,788
            Refunding Revenue Bonds, (Series A), 6.375%
            (MBIA INS)/(Original Issue Yield: 6.508%),
            7/1/2012                                          AAA
 2,500,000  Oconee County, SC, PCR Refunding Bonds,                   2,590,525
            5.80% (Duke Energy Corp.), 4/1/2014               AA-
 275,000    Oconee County, SC, School District, GO UT,               284,114
            5.10% (MBIA INS)/(Original Issue Yield:
            5.50%), 9/1/2013                                  AAA
 1,000,000  Oconee County, SC, School District, GO UT,               1,044,220
            5.00% (Original Issue Yield: 5.35%),
            9/1/2010                                          AAA
 1,155,000  Oconee County, SC, School District, GO UT,                1,205,381
            5.10% (Original Issue Yield: 5.40%),
            9/1/2011                                          AAA
 1,090,000  Oconee County, SC, School District, GO UT,                1,132,336
            5.10% (Original Issue Yield: 5.45%),
            9/1/2012                                          AAA
 1,665,000  Orangeburg County, SC, Consolidated School
            District, GO UT, 5.25% (Original Issue
            Yield: 5.31%), 3/1/2017                           AA+   $1,721,044
 695,000    Piedmont Municipal Power Agency, SC,                      68,093
            Escrowed to Maturity, Refunding Revenue
            Bonds, 5.50% (MBIA INS)/(Original Issue
            Yield: 5.60%), 1/1/2013                           AAA
 1,695,000  Piedmont Municipal Power Agency, SC,                      7,874,806
            Escrowed to Maturity, Refunding Revenue
            Bonds, 5.60% (MBIA INS)/(Original Issue
            Yield: 5.67%), 1/1/2009                           AAA
 290,000    Piedmont Municipal Power Agency, SC,                      146,103
            Escrowed to Maturity, Refunding Revenue
            Bonds, 6.50% (FGIC INS)/(Original Issue
            Yield: 6.625%), 1/1/2014                          AAA
 500,000    Piedmont Municipal Power Agency, SC,                      398,130
            Refunding Revenue Bonds, 6.75% (FGIC
            INS)/(Original Issue Yield: 6.78%), 1/1/2019      AAA
 2,435,000  Richland County, SC, Hospital Facilities,                 5,617,576
            Refunding Revenue Bonds (Series PG-A),
            7.10% (Community Provider Pooled Loan
            Program)/(CGIC INS), 7/1/2005                     AAA
 975,000    Richland County, SC, School District No.                 289,274
            001, GO UT, 5.00% (Original Issue Yield:
            5.35%), 3/1/2016                                  AA+
 1,000,000  Richland County, SC, School District No.                  9,083,460
            001, 5.75%, 3/1/2016                              AA+
 2,980,000  Richland County, SC, GO UT, (Series A),                  3,066,688
            5.00% (Original Issue Yield: 4.55%),
            3/1/2016                                          AA+
 1,645,000  Richland County, SC, GO UT, (Series C),                   1,711,310
            5.80% (Original Issue Yield: 5.85%),
            3/1/2007                                           AA
 105,000    Rock Hill, SC, Housing Development Corp.,                 106,763
            Multi-Family Refunding Revenue Bonds,
            7.50%, 7/1/2010                                   Aaa
 2,630,000  Rock Hill, SC, Utility System, Refunding                  2,728,441
            Revenue Bonds, 5.25% (AMBAC INS)/(Original
            Issue Yield: 5.40%), 1/1/2008                     AAA
 1,745,000  Rock Hill, SC, Utility System, (Series C),                1,866,731
            5.00% (FSA INS)/(Original Issue Yield:
            4.72%), 1/1/2007                                  AAA
 1,500,000  South Carolina Job Development Authority,                 1,534,905
            Revenue Bonds, 5.25% (Anderson Area Medical
            Center, Inc.)/(MBIA INS)/(Original Issue
            Yield: 5.63%), 2/1/2015                           AAA
 340,000    South Carolina Resources Authority, Local                 344,838
            Government Program, Revenue Bonds, (Series
            A), 7.00%, 6/1/2003                                AA
 1,000,000  South Carolina State Educational Assistance               1,061,660
            Authority, Refunding Revenue Bonds, (Series
            A-3), 5.80% (Original Issue Yield: 5.90%),
            9/1/2004                                          AAA
 1,000,000  South Carolina State Educational Assistance               1,064,120
            Authority, Refunding Revenue Bonds, (Series
            B), 5.70% (Original Issue Yield: 5.75%),
            9/1/2005                                            A
 2,685,000  South Carolina State Housing Finance &                    2,843,120
            Development Authority, Refunding Revenue
            Bonds, (Series A), 6.15%, 7/1/2008                 AA
 1,000,000  South Carolina State Housing Finance &                    1,025,730
            Development Authority, Refunding Revenue
            Bonds, 5.50% (Original Issue Yield: 5.00%),
            7/1/2025                                          Aaa
 500,000    South Carolina State Ports Authority,                     512,485
            Revenue Bonds, 6.50% (AMBAC INS)/(Original
            Issue Yield: 6.75%), 7/1/2006                     AAA
 500,000    South Carolina State Ports Authority,                     512,535
            Revenue Bonds, 6.625% (AMBAC INS)/(Original
            Issue Yield: 6.823%), 7/1/2011                    AAA
 1,000,000  South Carolina State Public Service                       1,026,940
            Authority, Refunding Revenue Bonds, (Series
            A), 5.00% (MBIA INS)/(Original Issue Yield:
            5.15%), 1/1/2014                                  AAA
 2,500,000  South Carolina State Public Service                       2,529,775
            Authority, Refunding Revenue Bonds, (Series
            C), 5.00% (AMBAC INS)/(Original Issue
            Yield: 5.25%), 1/1/2014                           AAA
 1,000,000  South Carolina State Public Service                       1,020,720
            Authority, (Series A), 5.25% (FSA
            INS)/(Original Issue Yield: 4.89%),
            1/1/2012 (@101)                                   AAA
 1,480,000  South Carolina State Public Service                       1,583,289
            Authority, (Series A), 5.50% (FSA
            INS)/(Original Issue Yield: 5.10%), 1/1/2017      AAA
 1,615,000  South Carolina State Public Service                       1,716,228
            Authority, (Series A), 5.50% (FSA
            INS)/(Original Issue Yield: 5.15%),
            7/1/2012 (@101)                                   AAA
 4,185,000  South Carolina State Public Service                       4,417,770
            Authority, (Series A), 5.50% (FSA
            INS)/(Original Issue Yield: 5.18%),
            7/1/2012 (@101)                                   AAA
 4,095,000  South Carolina State Public Service                       4,465,638
            Authority, (Series A), 5.50% (Original
            Issue Yield: 4.87%), 7/1/2012 (@101)              AAA
 2,500,000  South Carolina State Public Service                       2,737,725
            Authority, (Series A), 5.75% (MBIA
            INS)/(Original Issue Yield: 5.51%), 1/1/2014      AAA
 3,045,000  South Carolina State Public Service
            Authority, (Series B), 5.00% (MBIA
            INS)/(Original Issue Yield: 5.16%), 1/1/2018      AAA   $3,078,373
 2,000,000  South Carolina State Public Service                      2,183,420
            Authority, (Series A), 5.75% (MBIA INS),
            1/1/2015                                          AAA
 2,385,000  South Carolina State, (Series A), 4.60%                  2,479,565
            (Original Issue Yield: 4.45%), 5/1/2011           AAA
 350,000    South Carolina State, GO UT, 6.00% (Medical              357,221
            University of South Carolina)/(Original
            Issue Yield: 6.132%), 3/1/2003                    AAA
 375,000    South Carolina State, GO UT, 6.00% (Medical               382,736
            University of South Carolina)/(Original
            Issue Yield: 6.25%), 3/1/2004                     AAA
 5,475,000  South Carolina Transportation                             5,479,763
            Infrastructure Bank, Revenue Bonds, (Series
            A), 4.50% (MBIA INS), 10/1/2014                   AAA
 2,000,000  South Carolina Transportation                            1,947,320
            Infrastructure Bank, Revenue Bonds, (Series
            A), 4.50% (MBIA INS), 10/1/2016                   AAA
 1,040,000  South Carolina Transportation                            1,122,337
            Infrastructure Bank, Revenue Bonds, (Series
            A), 5.00% (MBIA INS), 10/1/2007                   AAA
 5,000,000  South Carolina Transportation                            5,203,900
            Infrastructure Bank, Revenue Bonds, (Series
            A), 5.375% (MBIA INS), 10/1/2018                  AAA
 1,000,000  South Carolina Transportation                             1,049,020
            Infrastructure Bank, Revenue Bonds, (Series
            A), 5.00% (Original Issue Yield: 4.35%),
            10/1/2012                                         AAA
 2,595,000  Spartanburg County, SC, Health Services                   2,689,536
            District, Inc., Refunding Revenue Bonds,
            5.00% (AMBAC INS)/(Original Issue Yield:
            5.60%), 4/15/2011                                 AAA
 3,000,000  Spartanburg County, SC, Health Services                   3,123,780
            District, Inc., Refunding Revenue Bonds,
            5.50% (AMBAC INS)/(Original Issue Yield:
            5.70%), 4/15/2015                                 AAA
 1,035,000  Spartanburg County, SC, Health Services                   1,096,800
            District, Inc., Refunding Revenue Bonds,
            5.50% (FSA INS)/(Original Issue Yield:
            4.78%), 4/15/2012 (@100)                          AAA
 500,000    Spartanburg County, SC, Health Services                  523,430
            District, Inc., Refunding Revenue Bonds,
            5.50% (FSA INS)/(Original Issue Yield:
            4.98%), 4/15/2012 (@100)                          AAA
 1,000,000  Spartanburg County, SC, School District No.               1,086,770
            005, GO UT, 5.25% (Original Issue Yield:
            5.30%), 5/1/2011                                  AA+
 1,000,000  Spartanburg County, SC, School District No.              1,039,840
            007, GO UT, 5.00% (Original Issue Yield:
            4.59%), 3/1/2016                                  AA+
 1,000,000  Spartanburg County, SC, 5.375% (State Aid                 1,039,840
            Withholding LOC)/(Original Issue Yield:
            5.54%), 4/1/2019                                   AA
 1,005,000  Spartanburg County, SC, 5.375% (State Aid                 1,037,732
            Withholding LOC)/(Original Issue Yield:
            5.57%), 4/1/2020                                   AA
 450,000    Spartanburg, SC, Leased Housing Corp.,                   465,129
            Refunding Revenue Bonds, 7.50%, 10/1/2011          A2
 1,035,000  Sumter County, SC, Hospital Facilities,                   1,057,087
            6.50% (MBIA INS)/(Original Issue Yield:
            6.80%), 11/15/2002                                AAA
 6,900,000  Tobacco Settlement Revenue Management                     6,816,786
            Authority, SC, (Series B), 6.00% (Original
            Issue Yield: 6.159%), 5/15/2011 (@101)              A
 1,300,000  University of South Carolina, Revenue                     1,377,922
            Bonds, 5.50% (AMBAC INS)/(Original Issue
            Yield: 4.85%), 5/1/2012 (@100)                    AAA
 575,000    University of South Carolina, Revenue                     117,469
            Bonds, (Series A), 5.50% (Original Issue
            Yield: 5.40%), 6/1/2014                           Aa3
 605,000    University of South Carolina, (Series A),                 645,898
            5.50% (Original Issue Yield: 5.50%),
            6/1/2010 (@100)                                   Aa3
 1,425,000  University of South Carolina, Refunding                   1,488,612
            Revenue Bonds, 5.50% (AMBAC INS)/(Original
            Issue Yield: 4.97%), 5/1/2020                     AAA
 1,015,000  University of South Carolina, Refunding                   1,066,663
            Revenue Bonds, 5.60% (AMBAC INS)/(Original
            Issue Yield: 5.70%), 6/1/2017                     Aaa
 3,465,000  University of South Carolina, Refunding                  3,592,062
            Revenue Bonds, 5.70% (MBIA INS), 6/1/2020         AAA
 1,000,000  Western Carolina Regional Sewer Authority,               1,046,800
            SC, Refunding Revenue Bonds, 5.375% (FSA
            INS), 3/1/2017                                    AAA
 2,940,000  Western Carolina Regional Sewer Authority,               3,060,452
            SC, Refunding Revenue Bonds, 5.375% (FSA
            INS), 3/1/2018
 2,090,000  Western Carolina Regional Sewer Authority,
            SC, Refunding Revenue Bonds, 5.40% (FGIC
            INS)/(Original Issue Yield: 5.465%),
            3/1/2007                                          AAA   $2,183,757
 2,300,000  Western Carolina Regional Sewer Authority,               2,404,397
            SC, Sewer System Revenue Bonds, 5.50% (FGIC
            INS)/(Original Issue Yield: 5.627%),
            3/1/2010                                          AAA
 1,020,000  Winnsboro, SC, Utility Revenue, Refunding                1,099,264
            Revenue Bonds, 5.25% (MBIA INS)/(Original
            Issue Yield: 4.85%), 8/15/2013                    AAA
 3,410,000  York County, SC, School District 003, GO                  3,633,219
            UT, 5.00%, 3/1/2012                               AA+
 1,000,000  York County, SC, School District 004, GO                  1,025,390
            UT, 5.125% (Original Issue Yield: 5.15%),
            3/1/2018                                          AA+
                Total                                                309,050,626
            District Of Columbia--1.3%
 4,000,000  Metropolitan Washington, DC, Airports                    4,261,120
            Authority, Revenue Bonds, (Series A), 5.75%
            (FGIC INS), 10/1/2017                             AAA
            Georgia--1.3%
 2,895,000  Fulton County, GA, Development Authority,                 3,093,134
            Refunding Revenue Bonds, 5.50% (AMBAC
            INS)/(Original Issue Yield: 5.06%),
            10/1/2017                                         AAA
 1,300,000  Georgia State, HFA, Refunding Revenue                    1,310,348
            Bonds, 5.45% (Original Issue Yield:
            5.449%), 12/1/2011 (@100)                         AAA
                Total                                                4,403,482
            Puerto Rico--1.5%
 2,000,000  Puerto Rico Public Building Authority,                   2,038,380
            (Series B), 5.25% (FSA INS)/(Original Issue
            Yield: 5.65%), 7/1/2021                           AAA
 3,000,000  Puerto Rico Public Finance Corp., (Series                 3,189,510
            A), 5.50% (MBIA INS)/(Original Issue Yield:
            4.91%), 8/1/2011 (@100)                           AAA
                Total                                                5,227,890
                Total Long-Term Municipals (identified               322,943,118
                cost $310,947,973)

            Registered investment company--4.3%
 14,308,561 Evergreen Institutional Municipal Money                  14,308,561
            Market Fund (AT AMORTIZED COST)
                Total Investments (identified cost
                $325,256,534)                                      $337,251,679

================================================================================

(See Notes to Portfolios of Investments)

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                          Value
 Amount

             (5) CERTIFICATES OF DEPOSIT--16.5%
             Banking & Finance--16.5%
$15,860,000  Abbey National Bank PLC, London, 1.920% - 2.050%,
             6/4/2002 - 10/10/2002                                 $15,860,291
 3,172,000   Deutsche Bank AG, 3.960%, 7/11/2002                    3,172,034
 7,930,000   Rabobank Nederland, Utrecht, 1.780%, 6/11/2002         7,930,022
 7,930,000   SouthTrust Bank, 2.000%, 6/5/2002                      7,930,009
 4,758,000   Toronto Dominion Holdings (USA), Inc., 2.340%,         4,758,286
             1/9/2003
 15,860,000  UBS AG, 1.830% - 1.870%, 6/13/2002 - 7/31/2002         15,860,222
                 TOTAL CERTIFICATES OF DEPOSIT                      55,510,864

             (5) COMMERCIAL PAPER--31.1%
             Finance--31.1%
 12,500,000  Asset One Securitization, 1.810%, 6/13/2002            12,492,458
 12,500,000  Atlantis One Funding Corp., 1.800%, 6/6/2002           12,496,875
 7,000,000   Bavaria Finance Funding, 1.850%, 6/14/2002             6,995,323
 6,940,000   Check Point Charlie, Inc., Years 3&4, 1.900%,          6,938,169
             6/6/2002
 12,500,000  Crown Point Capital Co., 1.870%, 6/4/2002              12,498,052
 12,500,000  Morgan Stanley, Dean Witter & Co., 1.800%, 6/6/2002    12,496,875
 12,500,000  Salomon Smith Barney Holdings, Inc., 1.750%,           12,492,101
             6/14/2002
 12,500,000  Three Pillars Funding Corp., 1.800%, 6/14/2002         12,491,875
 6,344,000   Verizon Global Funding, 2.050%, 10/17/2002             6,294,147
 9,016,000   Victory Receivable Corp., Years 3&4, 1.850%,           9,011,367
             6/11/2002
                 TOTAL COMMERCIAL PAPER                             104,207,242

             CORPORATE BONDS--4.7%
             Finance--4.7%
 6,344,000   Bear Stearns Co.,  Inc. 2.610%, 2/28/2003              6,344,000
 9,516,000   Countrywide Home Loan, Inc., 2.666%, 2/28/2003         9,518,162
                 TOTAL CORPORATE BONDS                              15,862,162

             CORPORATE NOTES--0.5%
             Finance--0.5%
 1,586,000   Liberty Lighthouse US Capital Co., 2.910%,             1,586,000
             6/18/2002

             (4) NOTES - VARIABLE--28.2%
             Finance--28.2%
 15,860,000  ABN AMRO Bank, NV, New York, 2.150%, 7/3/2002          15,860,000
 5,000,000   Abacas Investments LLC, 1.900%, 6/26/2002              5,000,000
 19,032,000  American Express Credit Corp., 1.820% - 1.900%,        19,030,914
             6/19/2002 - 6/26/2002
 7,930,000   Chase Manhattan Corp., (Series C), 1.960%,             7,931,244
             6/10/2002
 15,860,000  Merrill Lynch & Co., Inc., 1.810% - 1.820%,            15,860,000
             6/10/2002
 7,930,000   National Rural Utilities Cooperative Finance           7 ,930,000
             Corp., (Series MTNC), 1.853%, 6/3/2002
 15,000,000  Sigma Finance, Inc., 1.827%, 6/15/2002                 15,000,000
 7,930,000   Westdeutsche Landesbank, 1.777%, 6/24/2002             7,926,768
                 TOTAL NOTES - VARIABLE                             94,538,926

             (6) Repurchase Agreement--19.2%
 64,335,255  Deutsche Bank Alex Brown, Inc., 1.840%, dated          64,335,255
             5/31/2002, due 6/3/2002
                 TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE    $336,040,449

================================================================================
(See Notes to Portfolios of Investments)

WACHOVIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                          Value
 Amount

             SHORT-TERM MUNICIPALS--100.6%
             Alabama--10.7%
$1,481,000   DCH Health Care Authority Weekly VRDNs                $1,481,000
 571,000     Infirmary Health Systems, Inc. (Series A), Weekly      571,000
             VRDNs
 704,000     Jefferson County, AL Sewer, Refunding Revenue           704,000
             Bonds Weekly VRDNs (FGIC LOC)
 829,000     The Board of Trustees of the University of              829,000
             Alabama, University & College Improvements (Series
             B), Weekly VRDNs
 24,000      Tuscaloosa County, AL, Port Authority (Series           24,000
             1989A), Weekly VRDNs (Capstone Hotel
             Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)
                 Total                                              3,609,000
             Arizona--2.4%
 823,000     Arizona School District, 3.25% TANs, 7/31/2002         823,926
             Colorado--3.3%
 1,111,000   Arapahoe County, CO HFA Weekly VRDNs                   1,111,000
             Florida--4.7%
 192,000     Eustis Health Facilities Authority, FL (Series          192,000
             1985), Weekly VRDNs (Waterman Medical
             Center)/(Banque Paribas COL)
 18,000      Florida HFA, Revenue Bonds Weekly VRDNs                18,000
 815,000     Palm Beach County, FL, Refunding Revenue Bonds         815,000
             Weekly VRDNs (AMBAC INS)
 37,000      Polk County, FL, IDA, Refunding Revenue Bonds           37,000
             Monthly VRDNs (Florida Convalescent Centers,
             Inc.)/(Toronto Dominion Bank LOC)
 204,000     Riviera Beach, FL, IDA Weekly VRDNs (Rainbow            204,000
             Valley Landfill Project)(Bank of America LOC)
 304,000     Southeast Volusia Hospital District, FL, Revenue        304,000
             Bonds (Series 1995), Weekly VRDNs (Bert Fish
             Medical Center (FL))/(SouthTrust Bank of Alabama,
             Birmingham LOC)
                 Total                                              1,570,000
             Georgia--5.8%
 741,000     Clayton County, GA Development Authority (Series        41,000
             A), Weekly VRDNs (Delta Air Lines,
             Inc.)/(Commerzbank, AG LOC)
 636,000     De Kalb Private Hospital Authority, GA, Revenue        736,000
             Anticipation Certificates (Series 1994B), Weekly
             VRDNs (Egleston Children's Hospital at Emory
             University, Inc.)/(SunTrust Bank, Atlanta LOC)
 329,000     De Kalb Private Hospital Authority, GA, Revenue         629,000
             Anticipation Certificates (Series 1995B), Weekly
             VRDNs (Egleston Children's Hospital at Emory
             University, Inc.)/(SunTrust Bank, Atlanta LOC)
 207,000     Lowndes County, GA, Residential Care Facilities         307,000
             for the Elderly Authority Weekly VRDNs (South
             Georgia Health Alliance Project)
 57,000      Macon-Bibb County, GA, Urban Development                27,000
             Authority, Refunding Revenue Bonds (Series 1995),
             Weekly VRDNs (Macon Hotel Investors)/(Bank One,
             Michigan LOC)
                 Total                                              51,970,000
             Idaho--1.1%
 370,000     Idaho State (GO UT), 3.75% Bonds, 6/28/2002            370,307
             Illinois--13.3%
 852,000     Illinois Development Finance Authority Weekly VRDNs    852,000
 55,000      Illinois Development Finance Authority, Revenue         55,000
             Bonds Weekly VRDNs (Aurora Central Catholic High
             School)
 74,000      Illinois Development Finance Authority, Revenue         74,000
             Bonds Weekly VRDNs (Lake Forest Academy)/(Northern
             Trust Corp. LOC)
 86,000      Illinois Development Finance Authority, Revenue         86,000
             Bonds Weekly VRDNs (Little City Foundation)
  81,000     Illinois Development Finance Authority, Revenue         281,000
 2           Bonds Weekly VRDNs (St. Ignatius College)
$105,000     Illinois Development Finance Authority, Revenue
             Bonds Weekly VRDNs (St. Paul's House)/(Lasalle
             National Bank, Chicago LOC)                           $105,000
 341,000     Illinois Development Finance Authority, IDB, TV         341,000
             Association (Series A), Weekly VRDNs (Chicago, IL
             Board of Education)
 481,000     Illinois Development Finance Authority, IDB,            481,000
             Variable/Fixed Rate Demand Revenue Bonds (Series
             1996), Weekly VRDNs (Chicago Symphony Orchestra
             Project)/(Bank of America, IL LOC)
 807,000     Illinois Development Finance Authority, PCR             807,000
             (Series 1994B), Weekly VRDNs (Commonwealth Edison
             Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)
 415,000     Illinois Educational Facilities Authority, Revenue      415,000
             Bonds Weekly VRDNs (Field Museum of Natural
             History)
 459,000     Illinois State Toll Highway Authority (Series           459,000
             1993B), Weekly VRDNs (MBIA INS)/(Societe Generale,
             Paris LIQ)/(Societe Generale, Paris LOC)
 74,000      Orland Hills, IL, Multi-family Mortgage Revenue         74,000
             Bonds, Weekly VRDNs (Lasalle National Corp. LOC)
 455,000     Will County, IL, Environmental Revenue Bonds,           455,000
             Daily VRDNs (ExxonMobil Project)
                 Total                                              4,485,000
             Iowa--1.8%
 593,000     Iowa School Corporations (Series A), 3.75% Bonds,      593,348
             6/21/2002
             Kansas--1.2%
 415,000     Wichita, KS Multi-family Housing, Weekly VRDNs         415,000
             Kentucky--4.6%
 741,000     Kenton County, KY Airport Board (Series B), Weekly      741,000
             VRDNs (Commerzbank, AG LOC)
 815,000     Kentucky Association of Counties Advance Revenue,       815,499
             3.50% TRANs, 6/28/2002
                 Total                                              1,556,499
             Louisiana--3.7%
 126,000     Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo      126,000
             Petroleum Corp.)
 208,000     Lake Charles, LA Harbor & Terminal District,            208,000
             Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)
 445,000     Louisiana PFA, 3.25% Bonds, 8/29/2002                  445,475
 461,000     Louisiana State, Series A, 6.00% Bonds, 8/1/2002       463,545
                 Total                                              1,243,020
             Massachusetts--0.2%
 74,000      Commonwealth of Massachusetts (Series B), Weekly        74,000
             VRDNs (Toronto Dominion Bank LOC)
 7,000       Massachusetts HEFA (Series P-1), Weekly VRDNs           7,000
             (Partners Healthcare Systems)/(FSA INS)
                 Total                                              81,000
             Michigan--1.0%
 326,000     Green Lake Township, MI, Refunding Revenue Bonds       326,000
             Weekly VRDNs (Lasalle National Corp. LOC)
             Mississippi--0.5%
 173,000     Jackson County, MS, Weekly VRDNs (Chevron Corp.         173,000
             GTD)
             Missouri--0.4%
 132,000     Kansas City, MO, IDA, IDRB, Weekly VRDNs                132,000
             (Mid-American Health Services)
             Multi State--5.1%
 111,000     Macon Trust Pool Weekly VRDNs                          111,000
 1,600,000   Morgan Keegan Municipal Products, Inc. (Series C),      1,600,000
             Weekly VRDNs
                 Total                                              1,711,000
             Nevada--1.7%
 578,000     Clark County, NV, School District, Weekly VRDNs        578,000
             New York--3.2%
 1,067,000   New York City, NY (1994 B-2), Daily VRDNs               1,067,000
             (J.P.Morgan Chase Bank LOC)
 7,000       New York City, NY (1994 E-3), Daily VRDNs               7,000
             (Westdeutsche Landesbank LOC)
                 Total                                              1,074,000
             North Carolina--1.8%
 608,000     Mecklenburg County, NC (Series E), Weekly VRDNs        608,000
             (Bank of America NA LOC)
             Ohio--2.1%
$66,000      Centerville, OH, Health Care Revenue Bonds Weekly
             VRDNs (Bethany Lutheran Village)                      $66,000
 652,000     Lorain County, OH (Series A), Weekly VRDNs             652,000
                 Total                                              718,000


             Oregon--1.1%
 370,000     Oregon State, Veteran's Welfare Bonds (Series           370,000
             73F), Weekly VRDNs (Morgan Guaranty Trust Co., New
             York LOC)
             Pennsylvania--0.9%
 319,000     Allegheny County, PA, IDA, Revenue Bonds (Series        319,000
             A), Weekly VRDNs (United Jewish Federation of
             Greater Pittsburgh VRDB)/(PNC Bank, NA LOC)
             South Carolina--2.2%
 741,000     South Carolina Transportation Infrastructure Bank       741,000
             (Class A), Weekly VRDNs (AMBAC INS)
             Tennessee--7.0%
 1,005,000   Clarksville, TN, Public Building Authority,             1,005,000
             Adjustable Rate Pooled Financing Revenue Bonds
             (Series 1997), Weekly VRDNs (Tennessee Municipal
             Bond Fund)/(Nationsbank, NA, Charlotte LOC)
 74,000      Clarksville, TN, Public Building Authority, Public     74,000
             Improvement Revenue Bonds Weekly VRDNs
 262,000     Metropolitan Government Nashville & Davidson            262,000
             County, TN IDB, Refunding Revenue Bonds Weekly
             VRDNs
 128,000     Metropolitan Government Nashville & Davidson            128,000
             County, TN IDB, Refunding Revenue Bonds Weekly
             VRDNs
 562,000     Metropolitan Nashville TN Airport Authority             562,000
             (Series 1993), Weekly VRDNs (FGIC INS)/(Societe
             Generale, Paris LIQ)/(Societe Generale, Paris LOC)
 314,000     Metropolitan Nashville TN Airport Authority             314,550
             (Series A), 5.00% Bonds (FGIC LOC), 7/1/2002
                 Total                                              2,345,550
             Texas--7.6%
 785,000     Lower Neches Valley, TX, Refunding Revenue Bonds,       785,000
             3.45% TOBs (Chevron U.S.A., Inc.), Optional Tender
             8/16/2002
 889,000     Northside, TX, ISD (Series A), 1.63% TOBs (Texas        889,581
             Permanent School Fund Guarantee Program
             GTD)/(Dexia Credit Local LIQ), Mandatory Tender
             8/1/2002
 889,000     Texas State (Series A), 3.75% TRANs, 8/29/2002         891,750
                 Total                                              2,566,331
             Wisconsin--13.2%
 1,230,000   Wisconsin HEFA (Series A), Revenue Bonds Weekly         1,230,000
             VRDNs (Felician Health Care, Inc.)/(AMBAC INS)
 370,000     Wisconsin HEFA, Revenue Bond Weekly VRDNs               370,000
             (University Wisconsin Medical Foundation)
 808,000     Wisconsin HEFA, Revenue Bonds (Series 1994),            808,000
             Weekly VRDNs (Felician Health Care, Inc.)/(LaSalle
             Bank, NA LOC)
 1,203,000   Wisconsin State, (Class A) Weekly VRDNs                1,203,000
 830,000     Wisconsin State (Series A), 1.50% CP (Bank of Nova      830,000
             Scotia, Toronto and Commerzbank AG, Frankfurt
             LIQs), Mandatory Tender 6/6/2002
                 Total                                              4,441,000
                 TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE    $33,930,981

================================================================================
(See Notes to Portfolios of Investments)


WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

 Principal                                                          Value
 Amount

             U.S. GOVERNMENT OBLIGATIONS--85.2%
             U.S. Treasury Bills--51.9%
$30,000,000  1.600% - 1.660%, 6/6/2002                             $29,993,125
             U.S. Treasury Notes--33.3%
             4.250% - 6.250%, 7/31/2002 - 3/31/2003                 19,266,456
                 Total U.S. Government Obligations                  49,259,581

             (6) REPURCHASE AGREEMENT--15.4%
 8,940,907   Deutsche Bank Alex Brown, Inc., 1.790%, dated           8,940,907
             5/31/2002, due 6/3/2002
                 TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE    $58,200,488

================================================================================
(See Notes to Portfolios of Investments)

                          NOTES TO PORTFOLIOS OF INVESTMENTS

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1)  Non-income producing.

(2) Represents securities held as collateral within a margin account, used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(3) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2002, the Emerging Markets Fund, Balanced Fund, and Intermediate Fixed Income Fund held restricted securities amounting to $2,587,183, $994,790 and $3,217,101, respectively, which represents 1.8%, 0.3% and 2.5%, respectively, of net assets.

(4) Denotes variable rate securities with current rate and next demand date shown.
(5) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(6) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

The following abbreviations are used in these portfolios:

ADR--American Depositary Receipt                LIQ(s)-- Liquidity Agreement(s)
AMBAC--American Municipal Bond Assurance        LOC(s)-- Letter(s) of Credit
        Corporation
CGIC--Capital Guaranty Insurance Corporation    MBIA--Municipal Bond Insurance
                                               Association
COL--Collateralized                             MTGS--Mortgages
COPs--Certificates of                           MTN--Medium Term Note
Participation
FGIC--Financial Guaranty Insurance Corporation  PCFA--Pollution Control Finance
                                               Authority
FHA--Federal Housing Administration             PCL--Public Company Limited
FNMA--Federal National Mortgage Association     PCR--Pollution Control Revenue
FSA--Financial Security Assurance               PFA--Public Facility Authority
GDR--Global Depositary Receipt                  PRF--Prerefunded
GO--General Obligation                          TANs--Tax Anticipation Notes
GTD--Guaranteed                                 TOBs--Tender Option Bonds
HFA--Housing Finance Authority                  TRANs--Tax and Revenue
                                               Anticipation Notes
HEFA--Health and Education Facilities Authority UT-- Unlimited Tax
IDA-- Industrial Development Authority          VA-- Veterans Administration
IDB--Industrial Development Bond                VRDB--Variable Rate Demand Bond
IDRB-- Industrial Development Revenue Bond     VRDNs--Variable Rate Demand Notes
IFA-- Industrial Finance Authority
INS - Insured
ISD--Independent School District


-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                 Net
                                                 Unrealized      Gross          Gross
                                 Cost of         Appreciation/   Unrealized     Unrealized
                                 Investments     (Depreciation)  Appreciation   Depreciation
                                 For Federal     for Federal     for Federal    for Federal     Total Net
Fund                             Tax Purposes    Tax Purposes    Tax Purposes   Tax Purposes    Assets**
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Equity Fund                      207,994,892     16,643,719      31,365,061     14,721,342      228,128,836
Quantitative Equity Fund         291,005,721     127,035,224     154,671,294    27,636,070      418,423,239
Growth and Income Fund           127,591,916     29,530,096      33,076,146     3,546,050       160,194,245
Equity Index Fund                111,897,236     94,763,515      112,369,097    17,605,582      206,867,564
Emerging Markets Fund            118,632,198     29,573,204      38,534,589     8,961,385       143,872,471
Personal Equity Fund             196,460,256     45,841,125      52,359,448     6,518,323       247,409,837
Balanced Fund                    319,852,807     39,661,671      46,595,196     6,933,525       365,558,425
Blue Chip Value Fund             2,219,583       (107,862)       104,997        212,859         2,432,538
New Horizons Fund                1,059,358       (38,029)        58,455         96,484          1,088,794
International Equity Fund        7,651,763       967,041         1,040,680      73,639          8,928,471
Fixed Income Fund                519,616,300     8,052,478       9,695,874      1,643,396       514,946,218
Intermediate Fixed Income Fund   124,142,746     2,416,975       2,852,644      435,669         126,311,706
Short-Term Fixed Income Fund     42,226,859      731,208         741,335        10,127          43,429,937
Georgia Municipal Bond Fund      122,450,267     3,889,136       3,889,136      155,077         126,671,562
North Carolina Municipal Bond    425,442,681     12,709,735      13,116,466     406,731         427,893,760
Fund
South Carolina Municipal Bond    325,256,534     11,995,145      12,315,393     320,248         336,316,696
Fund
Virginia Municipal Bond Fund     118,669,997     4,375,140       4,469,167      94,027          122,557,309
Money Market Fund                336,040,449     --              --             --              335,403,255
Tax-Free Money Market Fund       33,930,981      --              --             --              33,738,356
U.S. Treasury Money Market Fund  58,200,488      --              --             --              57,839,345

** The categories of investments are shown as a percentage of net assets at May 31, 2002.

At May 31, 2002, the following Funds had investments that were subject to alternative minimum tax:

                                 Percentage of total market
Fund                                       value
                                   subject to alternative
                                        minimum tax
-------------------------------------------------------------
Georgia Municipal Bond Fund                 0.8%
North Carolina Municipal Bond               8.3%
Fund
South Carolina Municipal Bond               0.9%
Fund
Virginia Municipal Bond Fund                1.7%

(See Notes which are an integral part of the Financial Statements)




The Wachovia Funds and
The Wachovia Municipal Funds
Statements of Assets and Liabilities
May 31, 2002 (unaudited)

                                                                          Wachovia
                                                    Wachovia              Quantitative         Wachovia                 Wachovia
                                                    Equity                Equity               Growth &                 Equity
                                                    Fund                  Fund                  Income Fund             Index Fund
                                                    -------------------------------------------------------------------------------
Assets:
 Investments in securities, at value                $224,638,611          $418,040,945         $157,122,012             $206,660,751
 Cash denominated in foreign currencies  (identified                       -                    -                        -
 cost $39,054)                                      --                    -                    -                        -
 Income receivable                                  314,958               657,260              220,779                  315,486
 Receivable for daily variation margin              8,500                 31,025               11,475                   6,800
 Receivable for investments sold                    3,261,083             --                   2,927,413                --
 Receivable for shares sold                         90,380                13,357               10,618                   45,726
 Receivable for foreign currency sold               --                    --                   --                       --
 Prepaid expenses                                   --                    --                   --                       --
                                                    -------------         -------------        ----------------         -----------
     Total assets                                   228,313,532           418,742,587          160,292,297              207,028,763
                                                    -------------         -------------        ----------------         -----------
Liabilities:
 Payable for investments purchased                  --                    --                   --                       33,866
 Payable to adviser                                 119,414               240,676              80,217                   28,926
 Payable for dollar roll transactions               --                    --                   --                       --
 Payable to bank                                    --                    --                   --                       --
 Accrued expenses                                   65,282                78,672               17,835                   98,407
                                                    -------------         -------------        ----------------         -----------
    Total liabilities                               184,696               319,348              98,052                   161,199
                                                    -------------         -------------        ----------------         -----------
Net Assets Consist of:
 Paid in capital                                    260,703,427           266,438,403          124,489,158              106,036,299
 Net  unrealized  appreciation  (depreciation)  of
 investments,
     futures contracts,  and translation of assets
 and
         liabilities in foreign currency            16,238,579            125,481,463          29,480,607               94,454,953
 Accumulated    net   realized    gain(loss)    on
 investments,
     futures, and foreign currency transactions     (48,964,386)          26,074,516           5,884,018                6,537,247
 Undistributed      net     investment      income
 (Distributions in
     excess of net investment income)               151,216               428,857              340,462                  (160,935)
                                                    -------------         -------------        ----------------         ------------
     Total Net Assets                             $ 228,128,836     $     418,423,239    $     160,194,245        $     206,867,564
                                                    -------------         -------------        ----------------         ------------
Net Assets:
Class A Shares                                    $ 43,288,419      $     39,552,924     $     41,486,807         $     106,749,050
                                                    -------------         -------------        ----------------         ------------
Class B Shares                                    $ 6,885,671       $     14,228,513     $     113,847            $     1,383,750
                                                    -------------         -------------        ----------------         ------------
Class C Shares                                    $ 344,125         $     --             $     2,070              $     2,730,906
                                                    -------------         -------------        ----------------         ------------
Class Y Shares                                    $ 177,610,621     $     364,641,802    $     118,591,521        $     96,003,858
                                                    -------------         -------------        ----------------         ------------
Shares Outstanding
Class A Shares                                      3,683,659             2,727,315            3,397,565                5,482,617
Class B Shares                                      596,566               998,400              9,409                    71,192
Class C Shares                                      29,521                --                   171                      140,429
Class Y Shares                                      15,109,394            25,091,475           9,692,470                4,921,867
                                                    -------------         -------------        ----------------         ------------
 Total Shares Outstanding                           19,419,140            28,817,190           13,099,615               10,616,105
Net Asset Value Per Share
Class A Shares                                    $ 11.75           $     14.50          $     12.21              $     19.47
                                                                                               ----------------
                                                    -------------         -------------                                 ------------
Class B Shares                                    $ 11.54           $     14.25          $     12.10              $     19.44
                                                    -------------         -------------        ----------------         ------------
Class C Shares                                    $ 11.66           $     --             $     12.11              $     19.45
                                                    -------------         -------------        ----------------         ------------
Class Y Shares                                    $ 11.75           $     14.53          $     12.24              $     19.51
                                                    -------------         -------------        ----------------         ------------
Offering Price Per Share*
Class A Shares                                    $ 12.47       **  $     15.38       ** $     12.95          **  $     20.66   **
                                                    -------------         -------------        ----------------         -----------
Class B Shares                                    $ 11.54           $     14.25          $     12.10              $     19.44
                                                    -------------         -------------        ----------------         ------------
Class C Shares                                    $ 11.78       *** $     --             $     12.23          *** $     19.65   ***
                                                    -------------         -------------        ----------------         ------------
Class Y Shares                                    $ 11.75           $     14.53          $     12.24              $     19.51
                                                    -------------         -------------        ----------------         ------------
Redemption Proceeds Per Share*
Class A Shares                                    $ 11.75           $     14.50          $     12.21              $     19.47
                                                    -------------         -------------        ----------------         ------------
Class B Shares                                    $ 10.96       ****$     13.54       ***$     11.50          ****$     18.47 ****
                                                    -------------         -------------        ----------------         ------------
Class C Shares                                    $ 11.54       ****$     --             $     11.99          ****$     19.26 *****
                                                    -------------         -------------        ----------------         ------------
Class Y Shares                                    $ 11.75           $     14.53          $     12.24              $     19.51
                                                    -------------         -------------        ----------------         ------------
Investments, at identified cost                   $ 207,994,892     $     291,005,721    $     127,591,916        $     111,897,236
                                                    =============         =============        ================         ============



                                                    Wachovia              Wachovia                                      Wachovia
                                                    Emerging              Personal             Wachovia                 Blue
                                                    Markets               Equity               Balanced                 Chip Value
                                                    Fund                  Fund                 Fund                     Fund
Assets:
Investments in securities, at value               $ 148,205,402     $     242,301,381    $     359,514,478        $     2,111,721
Cash    denominated    in    foreign    currencies  40,203                 -                    -                        -
(identified cost $39,054)                                                -                    -                        -
Income receivable                                   666,413               362,697              1,568,382                3,162
Receivable for daily variation margin               --                    36,550               --                       --
Receivable for investments sold                     1,594,952             4,808,292            7,380,473                415,180
Receivable for shares sold                          3,257                 60,044               236                      --
Receivable for foreign currency sold                2,863                 --                   --                       --
Prepaid expenses                                    --                    --                   --                       57,416
    Total assets                                    150,513,090           247,568,964          368,463,569              2,587,479
Liabilities:
Payable for investments purchased                   6,402,890             --                   2,553,885                154,766
Payable to adviser                                  125,487               139,064              184,858                  --
Payable for dollar roll transactions                --                    --                   1,848                    --
Payable to bank                                     --                    --                   --                       175
Accrued expenses                                    112,242               20,063               164,553                  --
   Total liabilities                                6,640,619             159,127              2,905,144                154,941
Net Assets Consist of:
Paid in capital                                     155,888,210           199,619,036          357,399,264              2,552,614
Net  unrealized  appreciation   (depreciation)  of
investments,
    futures  contracts,  and translation of assets
and
        liabilities in foreign currency             29,564,450            45,359,447           39,713,420               (107,862)
Accumulated    net    realized    gain(loss)    on
investments,
    futures, and foreign currency transactions      (41,565,907)          2,186,392            (31,495,473)             (12,418)
Undistributed      net      investment      income
(Distributions in
    excess of net investment income)                (14,282)              244,962              (58,786)                 204
    Total Net Assets                              $ 143,872,471     $     247,409,837    $     365,558,425        $     2,432,538
Net Assets:
Class A Shares                                    $ 10,757,995      $     658,098        $     79,051,009         $     385,940
Class B Shares                                    $ 3,051           $     33,648         $     18,358,872         $     121,974
Class C Shares                                    $ 34,657          $     --             $     172,599            $     16,133
Class Y Shares                                    $ 133,076,768     $     246,718,091    $     267,975,945        $     1,908,491
Shares Outstanding
Class A Shares                                      998,535               94,858               7,336,802                42,799
Class B Shares                                      284                   4,889                1,707,678                13,624
Class C Shares                                      3,227                 --                   16,017                   1,798
Class Y Shares                                      12,338,285            35,512,367           24,849,180               211,326
Total Shares Outstanding                            13,340,331            35,612,114           33,909,677               269,547
Net Asset Value Per Share
Class A Shares                                    $ 10.77           $     6.94           $     10.77              $     9.02
Class B Shares                                    $ 10.74           $     6.88           $     10.75              $     8.95
Class C Shares                                    $ 10.74           $     --             $     10.78              $     8.97
Class Y Shares                                    $ 10.79           $     6.95           $     10.78              $     9.03
Offering Price Per Share*
Class A Shares                                    $ 11.43       **  $     7.36        ** $     11.43          **  $     9.57
Class B Shares                                    $ 10.74           $     6.88           $     10.75              $     8.95
Class C Shares                                    $ 10.85       *** $     --             $     10.89          *** $     9.06
Class Y Shares                                    $ 10.79           $     6.95           $     10.78              $     9.03
Redemption Proceeds Per Share*
Class A Shares                                    $ 10.77           $     6.94           $     10.77              $     9.02
Class B Shares                                    $ 10.20       ****$     6.54        ***$     10.21          ****$     8.50
Class C Shares                                    $ 10.63       ****$     --             $     10.67          ****$     8.88
Class Y Shares                                    $ 10.79           $     6.95           $     10.78              $     9.03
Investments, at identified cost                   $ 118,632,198     $     196,460,256    $     319,801,058        $     2,219,583















    * See "What do Shares Cost" in the Prospectus.
  **Computation of Offering Price: 100/94.25 of net asset value. ***Computation of Offering Price: 100/99 of net asset value. ****Computation of Redemption Price: 95/100 of net asset value. *****Computation of Redemption Price: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


The Wachovia Funds and
The Wachovia Municipal Funds
Statements of Assets and Liabilities - continued
May 31, 2002 (unaudited)


                                  Wachovia          Wachovia                         Wachovia        Wachovia         Wachovia
                                  New               International   Wachovia         Intermediate    Short-Term       Georgia
                                  Horizons          Equity          Fixed            Fixed           Fixed            Municipal
                                                                    Income           Income          Income
                                  Fund              Fund            Fund             Fund            Fund             Bond Fund
                                ---------------------------------------------------------------------------------------------------
Assets:
 Investments in securities, at   $1,021,329                                                         $42,960,837
 value                                            $  8,618,804      $527,936,946     $126,559,721                  $ 126,330,713
 Investments in repurchase         -                 -               -                -               -                -
 agreements, at
 amortized cost and value         -                 -               -                -               -                -
 Cash                             38                --              7                --              --               --
 Income receivable                881               37,858          4,344,397        1,336,543       503,254          1,785,994
 Receivable for investments sold  --                266,366         6,266,280        949,822         --               --
 Receivable for shares sold       --                33,918          2,167,027        402             1,466            --
 Prepaid Expenses                 86,578            --              --               --              --               --
                                  -----------       -----------     ------------     -----------     ------------     ----------
     Total assets                 1,108,826         8,956,946       540,714,657      128,846,488     43,465,557       128,116,707
                                  -----------       -----------     ------------     -----------     ------------     ----------
Liabilities:
 Payable for investments           -                 -              25,435,644        2,464,549        -                955,448
 purchased                        -                 -                                              -
 Payable to adviser               --                --              235,079          50,901          1,438            44,386
 Payable for dollar roll           -                 -               14,959            2,022            -                -
 transactions                     -                 -                                              -                -
 Payable to bank                  --                1,401           --               --              --               925
 Income distribution payable      --                --              --               --              --               418,135
 Accrued expenses                 20,032            27,074          82,757           17,310          34,182           26,251
                                                    -----------
                                  -----------                       ------------     -----------     ------------     ----------
    Total liabilities             20,032            28,475          25,768,439       2,534,782       35,620           1,445,145
                                  -----------       -----------     ------------     -----------     ------------     ----------
Net Assets Consist of:
 Paid in capital                  1,836,058         9,601,844       501,083,322      123,729,887     44,971,793       122,729,839
 Net unrealized appreciation
 (depreciation) of investments,
 futures contracts, and
 translation of
 assets and liabilities in         (38,029)           967,090          8,320,646        2,397,545        733,978          3,880,446
 foreign currency

 Accumulated net realized
 gain(loss)
 on investments, futures, and      (706,381)          (1,631,157)       5,591,331        148,673          (2,362,105)     447,118
 foreign currency transactions
 Undistributed net investment
 income
  Distributions in excess of net   (2,854)            (9,306)          (49,081)          35,601          86,271            14,159
 (  investment income)
                                  -----------       -----------     ------------     -----------     ------------     ----------
     Total Net Assets           $ 1,088,794      $  8,928,471      $514,946,218     $126,311,706    $43,429,937     $ 126,671,562
                                  -----------       -----------     ------------     -----------     ------------     ----------
Net Assets:
Class A Shares                  $ 121,673        $  4,598,155      $18,587,772      $2,656,116      $7,068,723      $ 4,669,469
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class B Shares                  $ 72,839         $  1,886          $1,059,739       $--             $110,826        $ --
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class C Shares                  $ 86,408         $  92,441         $79,080          $20,921         $5,999          $ --
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class Y Shares                  $ 807,874        $  4,235,989      $495,219,627     $123,634,669    $36,244,389     $ 122,002,093
                                  -----------       -----------     ------------     -----------     ------------     ----------
Shares Outstanding
Class A Shares                  $ 22,956            518,004         1,840,945        266,364         703,143          416,864
Class B Shares                  $ 13,897            213             104,972          --              11,031           --
Class C Shares                  $ 16,471            10,504          7,835            2,100           597              --
Class Y Shares                  $ 152,083           475,493         49,056,797       12,414,734      3,611,380        10,891,575
                                  -----------       -----------     ------------     -----------     ------------     ----------
 Total Shares Outstanding         205,407           1,004,214       51,010,549       12,683,198      4,326,151        11,308,439
Net Asset Value Per Share
Class A Shares                  $ 5.30           $  8.88           $10.10           $9.97           $10.05          $ 11.20
                                                                                     -----------     ------------     ----------
                                  -----------       -----------     ------------
Class B Shares                  $ 5.24           $  8.85           $10.10           $--             $10.05          $ --
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class C Shares                  $ 5.25           $  8.80           $10.09           $9.96           $10.05          $ --
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class Y Shares                  $ 5.31           $  8.91           $10.09           $9.96           $10.04          $ 11.20
                                  -----------       -----------     ------------     -----------     ------------     ----------
Offering Price Per Share
Class A Shares                  $ 5.62      ***  $  9.42      ***  $10.58      **** $10.44     **** $10.31      **  $ 11.73    ****
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class B Shares                  $ 5.24           $  8.85           $10.10           $--             $10.05          $ --
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class C Shares                  $ 5.30      *****$  8.89      *****$10.19      *****$10.06     *****$10.15      ****$*--
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class Y Shares                  $ 5.31           $  8.91           $10.09           $9.96           $10.04          $ 11.20
                                  -----------       -----------     ------------     -----------     ------------     ----------
Redemption Proceeds Per Share
Class A Shares                  $ 5.30           $  8.88           $10.10           $9.97           $10.05          $ 11.20
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class B Shares                  $ 4.98      *****$  8.41      *****$9.60       *****$--             $9.55       ****$ --
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class C Shares                  $ 5.20      *****$* 8.71      *****$9.99       *****$9.86      *****$9.95       ****$*--
                                  -----------       -----------     ------------     -----------     ------------     ----------
Class Y Shares                  $ 5.31           $  8.91           $10.09           $9.96           $10.04          $ 11.20
                                  -----------       -----------     ------------     -----------     ------------     ----------
Investments, at identified cost $ 1,059,358      $  7,651,763      $519,616,300     $124,162,176    $42,226,859     $ 122,450,267

                                  ===========       ===========     ============     ===========     ============     ==========


                                  Wachovia          Wachovia South  Wachovia          Wachovia Money   Wachovia         Wachovia
                                  North             Carolina        Virginia          Market Fund      Tax-Free Money   U.S.
                                  Narolina          Municipal Bond  Municipal Bond                    Market Fund      Treasury
                                  Municipal         Fund            Fund                                               Money
                                  Bond Fund                                                                             Market
                                                                                                                        Fund
Assets:
Investments in repurchase          $438,152,416    $337,251,679    $123,043,137      $271,705,194     $43,930,981      $49,259,581
agreements, at
amortized cost and value
Cash                              --                --              --               64,335,255      --               8,940,907
Income receivable                 --                --              --               --              354,107          --
Receivable for investments sold   6,268,723         4,650,581       1,947,432        921,885         206,266          258,677
Receivable for shares sold        --                --              --               --              --               --
Prepaid Expenses                  --                --              --               --              --               --
    Total assets                  --                --              --               --              --               --
Liabilities:                      444,421,139       341,902,260     124,990,569      336,962,334     34,491,354       58,459,165
Payable for investments
purchased
Payable to adviser                14,706,903        4,226,120       1,965,146        --              --               --
Payable for dollar roll           166,812           123,395         39,947            8,594            27,228        31,746
transactions
Payable to bank                   --                --              --               --              --               --
Income distribution payable       --                --              779              --              --               --
Accrued expenses                  1,594,496         1,188,707       413,624          1,103,826       610,001          511,233
   Total liabilities              59,168            47,342          13,764           446,659         115,769          76,841
Net Assets Consist of:            16,527,379        5,585,564       2,433,260        1,559,079       752,998          619,820
Paid in capital
Net unrealized appreciation        413,557,266     321,912,988     117,751,098      335,403,255     33,738,356       57,839,345
(depreciation) of investments,
futures contracts, and
translation of
assets and liabilities in
foreign currency
                                  12,411,029        11,995,145      4,353,074        --              --               --
Accumulated net realized
gain(loss)
on investments, futures, and
foreign currency transactions
Undistributed net investment       1,468,813         2,226,183       429,198           -               -                -
income                                                                            -               -                -
(Distributions in excess of net
   investment income)
    Total Net Assets              456,652           182,380         23,939           --              --               --
Net Assets:                      $427,893,760      $336,316,696    $122,557,309     $335,403,255    $33,738,356      $57,839,345
Class A Shares                                                                       --              --               --
Class B Shares                   $6,416,218        $49,998,326     $6,929,868       $296,875,683 +  $33,738,355 +    $47,215,122
Class C Shares                   $--               $--             $--              $--             $--              $--
Class Y Shares                   $--               $--             $--              $--             $--              $--
Shares Outstanding               $421,477,542      $286,318,370    $115,627,441     $38,527,572 ++  $1 ++            $10,624,223
Class A Shares
Class B Shares                    574,183           4,505,129       667,718          296,875,683 +   33,738,355 +     47,215,122
Class C Shares                    --                --              --               --              --               --
Class Y Shares                    --                --              --               --              --               --
Total Shares Outstanding          37,718,038        25,798,726      11,141,053       38,527,572 ++   1 ++             10,624,223
Net Asset Value Per Share         38,292,221        30,303,855      11,808,771       335,403,255     33,738,356       57,839,345
Class A Shares
Class B Shares                   $11.17            $11.10          $10.38           $1.00 +         $1.00 +          $1.00
Class C Shares                   $--               $--             $--              $--             $--              $--
Class Y Shares                   $--               $--             $--              $--             $--              $--
Offering Price Per Share         $11.17            $11.10          $10.38           $1.00 ++        $1.00 ++         $1.00
Class A Shares
Class B Shares                   $11.70 ****       $11.62 ****     $10.87 ****      $1.00 +         $1.00 +          $1.00
Class C Shares                   $--               $--             $--              $--             $--              $--
Class Y Shares                   $--               $--             $--              $--             $--              $--
Redemption Proceeds Per Share    $11.17            $11.10          $10.38           $1.00 ++        $1.00 ++         $1.00
Class A Shares
Class B Shares                   $11.17            $11.10          $10.38           $1.00 +         $1.00 +          $1.00
Class C Shares                   $--               $--             $--              $--             $--              $--
Class Y Shares                   $--               $--             $--              $--             $--              $--
Investments, at identified cost  $11.17            $11.10          $10.38           $1.00 ++        $1.00 ++         $1.00
                                 $425,741,387      $325,256,534    $118,690,063     $336,040,449    $33,930,981      $58,200,488

    * See "What Do Shares Cost" in the Prospectus.
  **Computation of Offering Price: 100/97.50 of net asset value. ***Computation of Offering Price: 100/94.25 of net asset value. ****Computation of Offering Price: 100/95.50 of net asset value.
*****Computation of Redemption Proceeds: 95/100 of net asset value. ******Computation of Offering Price: 100/99 of net asset value. *******Computation of Redemption Proceeds: 99/100 of net asset value.

+ Investment Shares
++ Institutional Shares
(See Notes which are an integral part of the Financial Statements)


The Wachovia Funds and
The Wachovia Municipal Funds
Statements of Operations

Six Months Ended May 31, 2002 (unaudited)

                                                                   Wachovia
                                                 Wachovia          Quantitative      Wachovia          Wachovia
                                                 Equity            Equity            Growth &          Equity
                                                 Fund              Fund               Income Fund      Index Fund
                                              ---------------------------------------------------------------------------
Investment Income:
    Dividends                                   $1,544,197    (1) $3,224,987    (2) $1,089,689     (3)$1,641,854     (4)
    Interest                                     173,179           216,800           62,971            137,204
                                                 --------------    --------------    ---------------   ---------------
      Total income                               1,717,376         3,441,787         1,152,660         1,779,058
                                                 --------------    --------------    ---------------   ---------------
Expenses:
Investment adviser fee                           913,375           1,603,876         639,594           374,963
Administrative personnel and services fee        100,819           177,234           70,637            96,329
Custodian fees                                   25,722            40,602            18,274            24,510
Transfer and dividend disbursing agent fees      15,306            16,569            19,195            8,246
and expenses
Directors'/Trustees' fees                        6,785             6,304             6,110             5,725
Auditing fees                                    13,070            13,034            13,082            12,627
Legal fees                                       4,309             3,730             4,255             4,507
Portfolio accounting fees                        1,468             917               1,000             6,483
Distribution services fee - Class B Shares       29,621            60,044            463               5,212
Distribution services fee - Class C Shares       1,570             --                10                10,225
Shareholder services fee - Class A Shares        70,286            58,558            62,274            140,056
Shareholder services fee - Class B Shares        9,874             20,015            154               1,737
Shareholder services fee - Class C Shares        523               --                3                 3,408
Share registration costs                         30,084            37,235            28,093            37,320
Printing and postage                             8,159             7,405             5,122             5,156
Insurance premiums                               1,706             2,259             1,368             1,837
Miscellaneous                                    3,080             3,426             1,770             2,176
                                                 --------------    --------------    ---------------   ---------------
    Total expenses                               1,235,757         2,051,208         871,404           740,517
                                                 --------------    --------------    ---------------   ---------------
Waivers and reimbursement-
Waiver of investment adviser fee                 (47,102)          (56,677)          (59,261)          (67,430)
Reimbursement of other operating expenses        --                --                --                --
                                                 --------------    --------------    ---------------   ---------------
    Total waivers and reimbursement              (47,102)          (56,677)          (59,261)          (67,430)
                                                 --------------    --------------    ---------------   ---------------
        Net expenses                             1,188,655         1,994,531         812,143           673,087
                                                 --------------    --------------    ---------------   ---------------
            Net investment income                528,721           1,447,256         340,517           1,105,971
                                                 --------------    --------------    ---------------   ---------------
Realized and Unrealized Gain (Loss) on
Investments,
Futures Contracts and Foreign Currency
Transactions:
Net realized gain (loss) on investments and
    foreign currency transactions                (1,609,023)       26,594,828        6,527,801         8,343,719
Net realized gain (loss) on futures contracts    194,946           (189,889)         606,907           (332,959)
Net change in unrealized appreciation
(depreciation)
of investments, futures contracts and translation                   (59,137,604)       (28,291,536)       (79,752,988)
    of assets and liabilities in foreign currency(23,319,546)
                                                 --------------    --------------    ---------------   ---------------
       Net realized and unrealized gain (loss) on
                                     investments,
   futures contracts and foreign currency         (24,733,623)       (32,732,665)       (21,156,828)       (71,742,228)
transactions
                                                 --------------    --------------    ---------------   ---------------
Change in net assets resulting from operations  $(24,204,902)     $(31,285,409)     $(20,816,311)     $(70,636,257)
                                                 ==============    ==============    ===============   ===============




                                                 Wachovia          Wachovia                              Wachovia
                                                 Emerging          Personal          Wachovia              Blue
                                                 Markets           Equity            Balanced           Chip Value
                                                 Fund              Fund              Fund                  Fund
Investment Income:
    Dividends                                 $  1,449,252    (5)$ 1,576,193    (6) $1,520,409       $         16,698
    Interest                                     15,135            166,696           5,050,755                    982
      Total income                               1,464,387         1,742,889         6,571,164                 17,680
Expenses:
Investment adviser fee                           737,805           966,515           1,434,213                  8,967
Administrative personnel and services fee        57,112            106,770           158,521                      992
Custodian fees                                   173,680           26,943            36,966                       256
Transfer and dividend disbursing agent fees      13,386            4,002             4,833
and expenses                                                                                                    7,024
Directors'/Trustees' fees                        3,400             5,446             9,282                        378
Auditing fees                                    --                12,798            13,829                    13,494
Legal fees                                       6,510             3,610             2,708                      6,066
Portfolio accounting fees                        2,691             755               6,363                        738
Distribution services fee - Class B Shares       5                 130               75,246                       536
Distribution services fee - Class C Shares       99                --                1,097                         59
Shareholder services fee - Class A Shares        13,447            882               128,949                      488
Shareholder services fee - Class B Shares        2                 44                25,082                       179
Shareholder services fee - Class C Shares        33                --                366                           20
Share registration costs                         30,580            29,518            30,788                    22,124
Printing and postage                             8,537             4,902             7,229                      2,937
Insurance premiums                               12                1,694             2,415                        773
Miscellaneous                                    2,380             1,875             4,342                      2,231
    Total expenses                               1,049,679         1,165,884         1,942,229                 67,262
Waivers and reimbursement-
Waiver of investment adviser fee                 --                (46,432)          (154,370)                (8,967)
Reimbursement of other operating expenses        --                --                --                      (46,253)
    Total waivers and reimbursement              --                (46,432)          (154,370)               (55,220)
        Net expenses                             1,049,679         1,119,452         1,787,859                 12,042
            Net investment income                414,708           623,437           4,783,305                  5,638
Realized and Unrealized Gain (Loss) on
Investments,
Futures Contracts and Foreign Currency
Transactions:
Net realized gain (loss) on investments and
    foreign currency transactions                (2,731,448)       2,505,115         (4,185,579)              121,826
Net realized gain (loss) on futures contracts    --                51,050            --                            --
Net change in unrealized appreciation
(depreciation)
of investments, futures contracts and            28,698,820         (32,836,797)
translation
of assets and liabilities in foreign currency                                                                  (50,787)
Net realized and unrealized gain (loss) on
investments,
   futures contracts and foreign currency         25,967,372         (30,280,632)       (19,220,975)
transactions                                                                                                  71,039
Change in net assets resulting from operations$  26,382,080      $ (29,657,195)     $(14,437,670)    $         76,677













(1) Net of foreign taxes withheld of $6,114
(2) Net of foreign taxes withheld of $3,331.
(3) Net of foreign taxes withheld of $7,171.
(4) Net of foreign taxes withheld of $11,710.
(5) Net of foreign taxes withheld of $167,045.
(6) Net of foreign taxes withheld of $10,492.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and
The Wachovia Municipal Funds
Statements of Operations - continued
Six Months Ended May 31, 2002 (unaudited)

                                                 Wachovia      Wachovia                           Wachovia
                                                 New           International      Wachovia        Intermediate
                                                 Horizons      Equity             Fixed Income    Fixed Income
                                                 Fund          Fund               Fund            Fund
                                                ------------------------------------------------------------------
Investment Income:
    Dividends                                   $2,962        $96,768        (1)$ 877,462        $171,220
    Interest                                     334           4,623              15,453,690  (2) 3,424,344    (3)
                                                 ------------- ---------------    -------------   --------------
      Total income                               3,296         101,391            16,331,152      3,595,564
                                                 ------------- ---------------    -------------   --------------
Expenses:
Investment adviser fee                           4,267         49,872             1,612,892       384,572
Administrative personnel and services fee        471           3,857              207,879         49,618
Custodian fees                                   122           2,493              45,580          12,819
Transfer and dividend  disbursing agent fees and  5,386          1,624               1,751           7,926
expenses
Directors'/Trustees' fees                        20            53                 7,718           3,181
Auditing fees                                    12,967        --                 13,724          14,044
Legal fees                                       4,319         2,133              6,546           2,709
Portfolio accounting fees                        1,306         924                12,075          2,877
Distribution services fee - Class B Shares       300           6                  4,305           --
Distribution services fee - Class C Shares       350           338                294             78
Shareholder services fee - Class A Shares        163           6,499              33,395          3,321
Shareholder services fee - Class B Shares        100           2                  1,435           --
Shareholder services fee - Class C Shares        117           113                98              26
Share registration costs                         47,370        50,375             39,840          37,390
Printing and postage                             2,409         3,362              9,521           3,971
Insurance premiums                               782           109                2,883           1,269
Miscellaneous                                    1,984         1,044              2,443           2,642
                                                 ------------- ---------------    -------------   --------------
    Total expenses                               82,433        122,804            2,002,379       526,443
                                                 ------------- ---------------    -------------   --------------
Waivers and reimbursement -
    Waiver of investment adviser fee             (4,267)       (34,555)           (54,265)        (48,714)
    Reimbursement of other operating expenses    (72,016)
                                                 ------------- ---------------    -------------   --------------
      Total waivers and reimbursement            (76,283)      (34,555)           (54,265)        (48,714)
                                                 ------------- ---------------    -------------   --------------
        Net expenses                             6,150         88,249             1,948,114       477,729
                                                 ------------- ---------------    -------------   --------------
            Net investment income (net           (2,854)        13,142              14,383,038       3,117,835
operating loss)
                                                 ------------- ---------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
Investments,
Foreign Currency Transactions and Futures
Contracts:
Net realized gain (loss) on investments and
foreign currency
    transactions                                 (366,882)     (1,001,517)        8,734,241       290,244
Net realized gain (loss) on futures contracts    --            --                 438,708         (22,675)
Net    change   in    unrealized    appreciation
(depreciation ) of investments,
 futures  contracts  and  translation  of assets  137,857        1,145,229           (13,601,549)     (1,398,039)
and liabilities in foreign currency
                                                 ------------- ---------------    -------------   --------------
Net  realized  and  unrealized  gain  (loss)  on
investments, futures contracts
    and foreign currency transactions            (229,025)     143,712            (4,428,600)     (1,130,470)
                                                 ------------- ---------------    -------------   --------------
Change in net assets resulting from operations  $(231,879)    $156,854          $ 9,954,438      $1,987,365
                                                 ============= ===============    =============   ==============




                                                 Wachovia      Wachovia          Wachovia        Wachovia
                                                 Short-Term     Georgia           North          South Carolina
                                                                                 Carolina
                                                 Fixed Income  Municipal         Municipal       Municipal
                                                 Fund          Bond Fund         Bond Fund       Bond Fund
Investment Income:
    Dividends                                   $--          $ --            $   --           $  --
    Interest                                     1,178,163     2,952,162         10,023,013      8,169,593
      Total income                               1,178,163     2,952,162         10,023,013      8,169,593
Expenses:
Investment adviser fee                           121,646       489,595           1,601,844       1,253,233
Administrative personnel and services fee        17,117        50,538            165,395         129,400
Custodian fees                                   4,423         13,056            38,270          31,298
Transfer and dividend disbursing agent fees and  6,425         1,664             5,970           5,823
expenses
Directors'/Trustees' fees                        1,164         826               1,855           4,638
Auditing fees                                    13,962        13,958            14,060          9,574
Legal fees                                       4,579         3,063             5,381           2,859
Portfolio accounting fees                        709           5,554             11,663          6,855
Distribution services fee - Class B Shares       470           --                --              --
Distribution services fee - Class C Shares       23            --                --              --
Shareholder services fee - Class A Shares        8,627         5,747             8,080           65,321
Shareholder services fee - Class B Shares        157           --                --              --
Shareholder services fee - Class C Shares        7             --                --              --
Share registration costs                         42,174        16,144            14,079          10,859
Printing and postage                             2,943         3,312             5,459           4,083
Insurance premiums                               964           1,220             2,339           1,393
Miscellaneous                                    1,531         316               3,326           2,207
    Total expenses                               226,921       604,993           1,877,721       1,527,543
Waivers and reimbursement -
    Waiver of investment adviser fee             (78,298)      (207,572)         (588,250)       (493,065)
    Reimbursement of other operating expenses
      Total waivers and reimbursement            (78,298)      (207,572)         (588,250)       (493,065)
        Net expenses                             148,623       397,421           1,289,471       1,034,478
            Net investment income (net            1,029,540      2,554,741          8,733,542        7,135,115
operating loss)
Realized and Unrealized Gain (Loss) on
Investments,
   Foreign Currency Transactions and Futures
Contracts:
Net realized gain (loss) on investments and
foreign currency
    transactions                                 349,046       72,945            1,975,807       2,266,689
Net realized gain (loss) on futures contracts    --            --                --              --
Net change in unrealized appreciation
(depreciation ) of investments,
 futures contracts and translation of assets      (640,816)      253,962        (399,301)         (2,231,400)
and liabilities in foreign currency
Net realized and unrealized gain (loss) on
investments, futures contracts
    and foreign currency transactions            (291,770)     326,907           1,576,506       35,289
Change in net assets resulting from operations  $737,770     $ 2,881,648     $   10,310,048   $  7,170,404


(1) Net of foreign tax withheld $15,046.
(2) Net of dollar roll expense of $44,327
(3) Net of dollar roll expense of $4,703.

(See Notes which are an integral part of the Financial Statements)





(1) Net of foreign tax withheld $15,046.
(2) Net of dollar roll expense of $44,327
(3) Net of dollar roll expense of $4,703.
(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and
The Wachovia Municipal Funds
Statements of Operations - continued
Six Months Ended May 31, 2002 (unaudited)


                                            -------

                                            -------
                                            -------
                                            -------
                                                  Wachovia          Wachovia            Wachovia             Wachovia
                                                  Virginia          Money               Tax-Free             U.S. Treasury
                                                  Municipal         Market              Money Market         Money Market
                                                  Bond Fund         Fund                Fund                 Fund
                                                  --------------------------------------------------------------------------
Investment Income:
    Interest                                     $2,952,308        $13,074,740         $4,171,033           $6,154,373
                                                  ----------------  ----------------    -----------------    ---------------
Expenses:
Investment adviser fee                            458,944           3,131,025           1,305,164            1,485,259
Administrative personnel and services fee         48,014            482,373             201,617              228,905
Custodian fees                                    12,404            81,232              44,398               47,868
Transfer and dividend disbursing agent fees and   4,033              3,922                2,999                 745
expenses
Directors'/Trustees' fees                         2,771             29,573              9,928                2,846
Auditing fees                                     13,421            13,702              14,388               6,221
Legal fees                                        2,865             4,733               6,069                2,915
Portfolio accounting fees                         6,560             1,243               752                  1,328
Distribution services fee - Investment Shares     --                1,632,109           438,685              343,489
Shareholder services fee - Class A Shares         8,643             --                  --                   --
Share registration costs                          13,743            33,498              10,838               11,979
Printing and postage                              1,154             95,957              15,249               19,035
Insurance premiums                                1,220             5,771               2,896                3,224
Miscellaneous                                     1,870             --                  6,276                2,384
                                                  ----------------                      -----------------    ---------------
                                                                    ----------------
    Total expenses                                575,642           5,515,138           2,059,259            2,156,198
                                                  ----------------  ----------------    -----------------    ---------------
Waivers---
    Waiver of investment adviser fee              (194,884)         (1,500,063)         (993,891)            (1,099,408)
                                                  ----------------  ----------------    -----------------    ---------------
        Net expenses                              380,758           4,015,075           1,065,368            1,056,790
                                                  ----------------  ----------------    -----------------    ---------------
            Net investment income                 2,571,550         9,059,665           3,105,665            5,097,583
                                                  ----------------  ----------------    -----------------    ---------------
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain on investments                  469,121           --                  --                   --
Net change in unrealized appreciation             104,627            -                   -                    -
(depreciation) of investments                                      -                   -                    -
                                                  ----------------  ----------------    -----------------    ---------------
Net realized and unrealized gain on investments   573,748           --                  --                   --
                                                  ----------------  ----------------    -----------------    ---------------
Change in net assets resulting from operations   $3,145,298        $9,059,665          $3,105,665           $5,097,583
                                                  ================  ================    =================    ===============

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds
Statements of Changes in Net Assets

                                           Wachovia                      Wachovia                      Wachovia
                                           Equity Fund                   Quantitative Equity Fund      Growth & Income Fund

                                           Six Months       Year Ended    Six Months       Year Ended    Six Months    Year Ended
                                           Ended                         Ended                        Ended
                                           (unaudited)     November       (unaudited)      November 30,  (unaudited)   November 30,
                                                             30,
                                           May 31, 2002      2001          May 31, 2002    2001          May 31, 2002       2001
Increase (Decrease) in Net Assets

Operations-
      Net investment income              $ 528,721       $ 1,577,832  $  1,447,256    $  3,025,434   $ 340,517     $390,982
      Net   realized   gain   (loss)   on   1,414,077)      51,465,868    6,404,939       2,994,534     ,134,708     ,236,449
      investments and futures contracts    (               (          )  2               2             7            7
         Change in net  assets  resulting   23,319,546)     37,662,036    59,137,604)     149,214,181   28,291,536)  70,652,786)
from operations                            (               (          )  (               (           ) (            (
                                           (24,204,902)    (87,550,072)  (31,285,409)    (123,194,213) (20,816,311) (63,025,355)
Distributions to Shareholders:
   Distributions   from  net   investment
income
      Class A Shares                       (74,856)        (355,339)     (109,870)       (180,210)     (44)         ---
      Class B Shares                       ---             (88)          ---             (194)         ---          ---
      Class C Shares                       ---             (1)           ---             ---           ---          ---
      Class Y Shares                       (475,305)       (1,530,015)   (1,420,738)     (2,487,171)   (390,994)    ---
   Distributions  from net realized  gain
   on investments and futures contracts
      Class A Shares                       ---             (3,196,835)   (2,511,178)     (5,242,031)   (2,329,144)  (5,840,719)
      Class B Shares                       ---             (315,341)     (859,805)       (1,491,392)   (5,557)      (17)
      Class C Shares                       ---             (7)           (6)             (15)          (150)        (17)
      Class Y Shares                       ---             (7,696,729)   (20,422,918)    (34,703,350)  (6,141,624)  (14,178,075)
      Change   in   net    assets    from   (550,161)       (13,094,355)  (25,324,515)   (44,104,363)  (8,867,513)  (20,018,828)
      distributions to shareholders
Share Transactions:
   Proceeds from sale of shares            39,199,348      87,348,658    4,539,163       31,939,513    5,112,625    23,161,193
   Net asset  value of  shares  issued to   288,823         9,595,570     22,562,017      39,276,174    4,910,110    11,199,924
shareholders   in  payment  of  dividends
declared
   Cost of shares redeemed                 (84,768,409)    (100,504,987) (34,372,079)    (103,547,085) (21,276,221)  (36,129,286)
        Change in net  assets  from share   (45,280,238)     (3,560,759)   (7,270,899)     (32,331,398) (11,253,486) (1,768,169)
transactions
             Change in net assets          (70,035,301)    (104,205,186) (63,880,823)    (199,629,974) (40,937,310) (84,812,352)
Net Assets:
    Beginning of period                     298,164,137     402,369,323   482,304,062     681,934,036   201,131,555  285,943,907
------------------------------------------
    End of period                           228,128,836   $ 298,164,137 $  418,423,239  $  482,304,062 $ 160,194,245 $201,131,555
==========================================
Undistributed   net   investment   income $ 151,216       $ 172,656     $  428,857      $  512,209     $ 340,462     $390,983
included in
net assets at end of period

==========================================

(See Notes which are an integral part of the Financial Statements)


The Wachovia Funds
Statements of Changes in Net Assets
                                        Wachovia                        Wachovia                       Wachovia
                                        Equity Index Fund               Emerging Markets Fund          Personal Equity Fund
                                        ------------------------------  ------------------------------ -----------------------------
                                        Six Months Ended   Year         Six Months       Year Ended    Six Months     Year Ended
                                        (unaudited)        Ended         Ended            November 30,  Ended          November 30,
                                                           November     (unaudited)                    (unaudited)
                                                            30,
                                        May 31, 2002       2001         May 31, 2002     2001          May 31, 2002   2001
----------------------------------------------------------------------  ------------------------------ -----------------------------
Increase (Decrease) in Net Assets
Operations-
 Net investment income                  1,105,971        $ 4,099,810 $  414,708        $ 2,152,192   $ 623,437      $ 1,009,667
 Net realized gain (loss) on
 investments, futures contracts and
 foreign currency transactions          8,010,760          (2,287,556)  (2,731,448)      (21,294,449)  2,556,165      (898,725)
 Net realized gain on capital gain                          --           --               501,537        --             --
 distribution from other investment
 companies                              ---                -            -                             -              -
 Net change in unrealized appreciation
 (depreciation) of investments,
 futures contracts and translation of                       (58,571,172)    28,698,820    10,243,807     (32,836,797)  (83,662,892)
 assets and liabilities in foreign
 currency                               (79,752,988)
                                        ------------------ -----------  ---------------  ------------- -------------- --------------
 Change in net assets resulting from                     (56,758,918)   26,382,080        (8,396,913)   (29,657,195)    (83,551,950)
 operations                             (70,636,257)
                                        ------------------ -----------  ---------------  ------------- -------------- --------------
Distributions to Shareholders:
 Distributions from net investment
 income
 Class A Shares                         (405,087)          (1,284,364)  (101,851)        (49,960)      (570)          ----
 Class B Shares                         (126)              (1,539)      (5)              (1)           ----           ----
 Class C Shares                         (266)              (3,178)      (98)             (36)          (1)            ----
 Class Y Shares                         (861,427)          (3,466,342)  (1,702,024)      (965,790)     (744,500)      (707,200)
 Distributions from net realized gain
 on investments, futures contracts,
 and foreign currency transactions
 Class A Shares                         (724,857)          ---          ----             ----          (416)          (7,721)
 Class B Shares                         (8,859)            ---          ----             ----          (20)           (2)
 Class C Shares                         (17,970)           ---          ----             ----          (2)            (2)
 Class Y Shares                         (1,689,090)        ---          ----             ----          (165,387)      (3,348,179)
                                        ------------------ -----------  ---------------  ------------- -------------- --------------
 Change in net assets from                                 (4,755,423)    (1,803,978)       (1,015,787)   (910,896)       4,063,104)
 distributions to shareholders          (3,707,682)
                                        ------------------ -----------  ---------------  ------------- -------------- --------------
Share Transactions:
 Proceeds from sale of shares           104,687,875        107,975,122  74,309,188       112,786,996   8,640,483      24,087,784
 Net asset value of shares issued to                        4,341,303     648,058          358,278        158,999        3,217,615
 shareholders in payment of dividends
 declared                               3,342,114
 Cost of shares redeemed                (192,490,427)      (172,414,331)(108,759,508)    (123,943,674) (29,128,233)   (37,862,105)
                                        ------------------ -----------  ---------------  ------------- -------------- --------------
 Change in net assets from share                           (60,097,906) (33,802,262)     (10,798,400)   (20,328,751)    (10,556,706)
 transactions                           (84,460,438)
                                        ------------------ -----------  ---------------  ------------- -------------- --------------
      Change in net assets              (158,804,377)      (121,612,247)(9,224,160)      (20,211,100)  (50,896,842)   (98,171,760)
Net Assets:
 Beginning of period                    365,671,941        487,284,188  153,096,631      173,307,731   298,306,679    396,478,439
---------------------------------------------------------- -----------  ---------------  ------------- -------------- --------------
 End of period                          206,867,564      $ 365,671,94$  143,872,471    $ 153,096,631 $ 247,409,837  $ 298,306,679
========================================================== ===========  ===============  ============= ============== ==============
Undistributed (Distributions in excess
of) net investment income
 included in net assets at end of period(160,935)        $ --        $  (14,282)       $ 1,374,988   $ 244,962      $ 366,596
========================================================== ===========  ===============  ============= ============== ==============

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds
Statements of Changes in Net Assets

                                       Wachovia                       Wachovia                     Wachovia
                                       Balanced Fund                  Blue Chip Value Fund         New Horizons Fund
                                       Six Months       ear Ended     Six Months      eriod Ended  Six Months      eriod Ended
                                       Ended           Yovember 30,   Ended          Povember 30,  Ended          Povember 30,
                                       (unaudited)     N              (unaudited)    N             (unaudited)    N
--------------------------------------------------------------------  -------------- ----------------------------------------------
                                       May 31, 2002    2001           May 31, 2002   2001(1)       May 31, 2002   2001(2)
--------------------------------------------------------------------  -------------- ----------------------------------------------
Increase (Decrease) in Net Assets
Operations-
Net investment income (net operating
loss)                                 $     4,783,305 $  13,869,785  $        5,638 $        5,757$      (2,854) $         (5,594)
Net realized gain (loss) on                             (25,595,952)
investments                               (4,185,579)                      121,826      (134,244)     (366,882)         (339,499)
Net change in unrealized appreciation                   (44,248,803)
(depreciation) of investments            (15,035,396)                     (50,787)       (57,075)       137,857         (175,886)
                                       --------------- -------------  -------------- ---------------------------- -----------------
Change in net assets resulting from                     (55,974,970)
operations                               (14,437,670)                       76,677      (185,562)     (231,879)         (520,979)
                                       --------------- -------------  -------------- ---------------------------- -----------------
Distributions to Shareholders:
Distributions from net investment
income
Class A Shares                            (1,361,214)   (4,632,239)         (1,042)           (48)          ----              ----
Class B Shares                              (154,038)     (387,948)            ----           ----          ----              ----
Class C Shares                                (2,407)       (4,429)            ----           ----          ----              ----
Class Y Shares                            (3,638,370)  (10,029,961)         (7,716)        (2,385)          ----              ----
Distributions from net realized gain
on investments
Class A Shares                                    ---  (12,709,960)            ----           ----          ----              ----
Class B Shares                                    ---   (1,497,512)            ----           ----          ----              ----
Class C Shares                                    ---          (15)            ----           ----          ----              ----
Class Y Shares                                    ---  (25,041,683)            ----           ----          ----              ----
                                       --------------- -------------
                                                                      -------------- ---------------------------- -----------------
Change in net assets from                 (5,156,029)  (54,303,747)         (8,758)        (2,433)          ----              ----
distributios to shareholders
                                       --------------- -------------  -------------- ---------------------------- -----------------
Share Transactions:
Proceeds from sale of shares               16,787,254    77,025,868         771,001      2,219,360       179,600         1,988,914
Net asset value of shares issued to
shareholders in payment
of dividends declared                       2,481,596    45,252,140           6,324          2,049                            ----
Cost of shares redeemed                 (112,971,683)  (157,538,317)      (364,018)       (82,102)     (199,844)         (127,018)
                                       --------------- -------------  -------------- ---------------------------- -----------------
Change in net assets from share                         (35,260,309)
transactions                             (93,702,833)                      413,307      2,139,307      (20,244)         1,861,896
                                       --------------- -------------  -------------- ---------------------------- -----------------
     Change in net assets               (113,296,532)  (145,539,026)        481,226      1,951,312     (252,123)         1,340,917
Net Assets:
Beginning of period                       478,854,957   624,393,983       1,951,312           ----     1,340,917              ----
------------------------------------------------------ -------------  -------------- ---------------------------- -----------------
End of period                         $   365,558,425 $ 478,854,957  $    2,432,538 $    1,951,312$    1,088,794 $       1,340,917
====================================================== =============  ============== ============================ =================
Undistributed (Distributions in
excess of) net investment income
  included in net assets at end of
period                                $      (58,786) $     880,187  $          204 $        3,324$      (2,854) $             ---
====================================================== =============  ============== ============================ =================

(1) Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.

(2) Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001.

The Wachovia Funds
Statements of Changes in Net Assets

                                       Wachovia                       Wachovia                     Wachovia
                                       International Equity Fund      Fixed Income Fund            Intermediate Fixed Income Fund
                                       -----------------------------  ---------------------------- -------------------------------
                                       Six Months      Period         Six Months     Year Ended       Six          Year Ended
                                       Ended            Ended           Ended          November 30,  Months
                                       (unaudited)     November 30,   (unaudited)                     Ended
                                                                                                    (unaudited)    November 30,
                                       May 31, 2002     2001(1)         May 31, 2002    2001          May 31,         2001
                                                                                                       2002
--------------------------------------------------------------------  ---------------------------- -------------------------------
Increase (Decrease) in Net Assets
Operations-
Net investment income                  13,142        $ (26,108)    $  14,383,038  $  34,476,806  $ 3,117,83$      7,354,250
Net realized gain (loss) on investments(1,001,517)     (629,640)      9,172,949      6,891,398     267,569        1,905,330
Net change in unrealized appreciation                   (178,139)    (13,601,549)    20,196,191     (1,398,039)    3,741,386
(depreciation) of investments          1,145,229
                                       --------------- -------------  -------------  ------------- ---------      ----------------
Change in net assets resulting from                    (833,887)       9,954,438       61,564,395    5,987,361        3,000,966
operations                             156,854
                                       --------------- -------------  -------------  ------------- ---------      ----------------
Distributions to Shareholders:
Distributions from net investment
income
Class A Shares                         ----            ----           (806,974)      (3,052,718)   (63,419)       (165,551)
Class B Shares                         ----            ----           (28,541)       (42,277)      (4)            (10)
Class C Shares                         ----            ----           (1,887)        (2,359)       (426)          (582)
Class Y Shares                         ----            ----           (14,977,254)   (30,251,988)  (3,209,620)    (7,180,082)
Distributions from net realized gain
on investments
Class A Shares                         ----            ----           ---            ---           (17,663)       ---
Class B Shares                         ----            ----           ---            ---           (1)            ---
Class C Shares                         ----            ----           ---            ----          (139)          ---
Class Y Shares                         ----            ----           ---            ---           (856,254)      ---
                                                                      -------------  ------------- ---------      ----------------
                                       --------------- -------------
Change in net assets from              ----            ----           (15,814,656)   (33,349,342)  (4,147,526)    (7,346,225)
distributions to shareholders
                                       --------------- -------------  -------------  ------------- ---------      ----------------
Share Transactions:
Proceeds from sale of shares           5,352,389       16,175,179     61,850,874     179,206,866   12,759,823     58,331,605
Net asset value of shares issued to                     ---           3,549,248       10,294,673     476,353         660,892
shareholders in payment of dividends
declared                               ----            -
Cost of shares redeemed                (6,981,018)     (4,941,046)    (166,706,859)  (176,067,240) (23,111,444)   (58,690,984)
                                       --------------- -------------  -------------  ------------- ---------      ----------------
Change in net assets from share                        11,234,133      (101,306,737)    13,434,299  (9,875,268)        301,513
transactions                           (1,628,629)
                                       --------------- -------------  -------------  ------------- ---------      ----------------
     Change in net assets              (1,471,775)     10,400,246     (107,166,955)  41,649,352    (12,035,429)   5,956,254
Net Assets:
Beginning of period                    10,400,246      ----           622,113,173    580,463,821   138,347,135    132,390,881
------------------------------------------------------ -------------  -------------  ------------- ---------      ----------------
End of period                          8,928,471     $ 10,400,246  $  514,946,218 $  622,113,173 $ 126,311,$06    138,347,135
====================================================== =============  =============  ============= =========      ================
Undistributed  (Distributions in
excess of) net investment income
  included in net assets at end of
period                                 (9,306)       $ (22,448)    $  (49,081)    $  1,740,566   $ 35,601  $      175,682
====================================================== =============  =============  ============= =========      ================

(1) Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds
The Wachovia Municipal Funds
Statements of Changes in Net Assets

                                     wachovia                               Wachovia                           Wachovia
                                     Short-Term Fixed Income Fund           Georgia  Municipal Bond Fund   North Carolina Municipal
                                                                                                              Bond Fund

                                                                            Six Months
                                     Six Months Ende   Year Ended     Ended          Year Ended      Six Months Ended   Year Ended
                                     (unaudited)       November 30,   (unaudited)    November 30,    (unaudited)        November 30,
Increase (Decrease) in Net Assets    May 31, 2002      2001           May 31, 2002   2001            May 31, 2002       2001
Operations-
Net investment income                1,029,540       $ 2,518,295    $ 2,554,741     $5,100,868     $ 8,733,542         $18,409,069
Net realized gain on investments     349,046           401,357        72,945         1,775,438       1,975,807          8,756,346
Net change in unrealized appreciation                  1,397,824       253,962         1,616,883      (399,301)          5,491,643
(depreciation) of investments        (640,816)
                                     ----------------- -------------- ------------------------------ -------------------------------
Change in net assets  resulting  from                   4,317,476       2,881,648       8,493,189        10,310,048      32,657,058
operations                           737,770
                                     ----------------- -------------- ------------------------------ -------------------------------
Distributions to Shareholders:
Distributions   from  net  investment
income
Class A Shares                       (163,498)         (427,424)      (84,299)       (191,715)       (129,168)          (292,509)
Class B Shares                       (2,591)           (2,701)        ---            ---             ---                ---
Class C Shares                       (118)             (36)           ---            ---             ---                ---
Class Y Shares                       (938,044)         (2,016,758)    (2,464,730)    (4,914,062)     (8,932,305)        (17,945,967)
Distributions  from net realized gain
on investments
Class A Shares                       --                      ---            (1,003)        ---             (104,617)          ---
Class Y Shares                       --                      ---            (27,583)       ---             (6,871,722)        ---
                                     ------------- -------------- ------------------------------ -----------------------------------
Change    in    net    assets    from                      (2,446,919)     (2,577,615)     (5,105,777)    (16,037,812)  (18,238,476)
distributions to shareholders        (1,104,251)
                                     ----------------------- -------------- ------------------------------ -------------------------
Share Transactions:
Proceeds from sale of shares         11,106,053              9,568,985      6,579,252      30,827,769      18,266,698     35,199,106
Net asset  value of shares  issued to                         1,649,371       144,460         286,628          5,692,705     395,623
shareholders  in payment of dividends
declared                             703,706
Cost of shares redeemed              (15,065,317)            (13,741,206)   (10,883,270)   (15,582,910)   (20,912,370) (45,106,698)
                                     ----------------------- -------------- --------------------------------------------------------
Change  in  net  assets   from  share                      (2,522,850)     (4,159,558)     15,531,487       3,047,033   (9,511,969)
transactions                         (3,255,558)
                                     ----------------------- -------------- ------------------------------ ------------------------
     Change in net assets            (3,622,039)             (652,293)      (3,855,525)    18,918,899      (2,680,731)     4,906,613
Net Assets:
Beginning of period                  47,051,976              47,704,269     130,527,087    111,608,188     430,574,491   425,667,878
------------------------------------------------------------ -------------- ------------------------------ -------------------------
End of period                        43,429,937          $ 47,051,976   $ 126,671,562   $130,527,087   $ 427,893,760    $430,574,491
============================================================ ============== ============================== =========================
Undistributed    (Distributions    in
excess of) net investment
income  included in net assets at end
of period                            86,271                $ 83,358       $ 14,159        $(75)          $ 456,652        $326,574
============================================================ ============== ============================== =========================

(See Notes which are an integral part of the Financial Statements)

The Wachovia Municipal Funds
Statements of Changes in Net Assets





                                                          Wachovia                         Wachovia
                                                          South Carolina   Municipal       Virginia Municipal
                                                          Bond Fund                        Bond Fund
                                                          Six Months      Year Ended       Six Months         Year Ended
                                                          Ended           November 30,     Ended             November 30,
                                                          (unaudited)                     (unaudited)
                                                          May 31, 2002    2001             May 31, 2002      2001
-------------------------------------------------------
                                                      -----
Increase (Decrease) in Net Assets
Operations-
Net investment income                                    $     7,135,115 $    15,346,693  $     2,571,550   $      5,835,641
Net realized gain on investments                               2,266,689       2,979,756          469,121          2,826,234
Net change in unrealized appreciation (depreciation)
of investments                                               (2,231,400)       7,056,471          104,627          1,570,392
Change in net assets resulting from operations                 7,170,404      25,382,920        3,145,298         10,232,267
Distributions to Shareholders:
Distributions from net investment income
Class A Shares                                               (1,073,678)     (2,353,108)        (135,391)          (282,501)
Class Y Shares                                               (6,140,741)    (13,056,838)      (2,440,804)        (5,545,985)
Distributions from net realized gain on investments
Class A Shares                                                 (305,734)            ----         (59,886)               ----
Class Y Shares                                               (1,582,352)            ----        (998,450)               ----
Change in net assets from distributions to
shareholders                                                 (9,102,505)    (15,409,946)      (3,634,531)        (5,828,486)
Share Transactions:
Proceeds from sale of shares                                  13,960,415      21,864,980        4,557,532         10,281,041
Net asset value of shares issued to shareholders in
payment
of dividends declared                                          1,942,701       1,638,738          252,138            386,026
Cost of shares redeemed                                     (16,423,807)    (28,327,374)     (10,925,581)       (17,706,973)
Change in net assets from share transactions                   (520,691)     (4,823,656)      (6,115,911)        (7,039,906)
     Change in net assets                                    (2,452,792)       5,149,318      (6,605,144)        (2,636,125)
Net Assets:
Beginning of period                                          338,769,488     333,620,170      129,162,453        131,798,578
-------------------------------------------------------
                                                      -----
End of period                                            $   336,316,696 $   338,769,488  $   122,557,309   $    129,162,453
===========================================================
Undistributed net investment income included in net      $       182,380 $        24,178  $        23,939   $          7,204
assets at end of period
===========================================================

(See Notes which are an integral part of the Financial Statements)


The Wachovia Funds
Statements of Changes in Net Assets


                                          Wachovia                     Wachovia                        Wachovia
                                          Money Market                 Tax-Free Money Market           U.S. Treasury Money Market
                                          Fund                         Fund                            Fund
                                          --------------------------   ----------------------------    -----------------------------
                                          Six          Year Ended      Six           Year Ended        Six Months        Year Ended
                                          Months                       Months                          Ended
                                          Ended                        Ended
                                           (unaudited)  November        (unaudited)     November 30,      (unaudited)   November 30,
                                          May 31,      30,             May 31,        2001              May 31, 2002       2001
                                          2002         2001            2002
----------------------------------------- --------------------------   ----------------------------    -----------------------------
                                        ---
Increase (Decrease) in Net Assets
Operations-
Net investment income                      9,059,665  $  61,120,563   $ 3,105,665   $   14,529,831    $    5,097,583    $ 27,621,981
                                          -----------  -------------   -----------   --------------    --------------    -----------
Distributions to Shareholders:
Distributions from net investment income
Investment Shares                       (5,319,516)  (34,904,673)    (1,053,937)     (5,347,529)       (1,229,026)       (7,206,781)
Institutional Shares                    (3,740,149)  (26,215,890)    (2,051,728)     (9,182,302)       (3,868,557)      (20,415,200)
                                       -----------  -------------   -----------   --------------    --------------    --------------
Change in net assets from distributions (9,059,665)    (61,120,563)  (3,105,665)
to shareholders                                                                   (14,529,831)       (5,097,583)      (27,621,981)
                                       -----------  -------------   -----------   --------------    --------------    --------------
Share Transactions:
Proceeds from sale of shares            885,904,433  1,960,774,879   378,792,720     785,150,470       537,609,229     1,629,169,720
Net asset value of shares issued to
shareholders in payment of dividends
declared                                 1,930,423     13,395,782       157,279          948,837           378,768         2,486,619
Cost of shares redeemed             (2,001,243,999)(1,926,461,289) (859,124,342) (757,936,761)     (1,127,746,337)   (1,670,146,117)
                                       -----------  -------------   -----------   --------------    --------------    --------------
Change in net assets from share       (1,113,409,143)  47,709,372   (480,174,343)                   (589,758,340)
transactions                                                                            28,162,546                      (38,489,778)
                                       -----------  -------------   -----------   --------------    --------------    --------------
     Change in net assets              (1,113,409,143)47,709,372    (480,174,343)    28,162,546     (589,758,340)      (38,489,778)
Net Assets:
Beginning of period                    1,448,812,3981,401,103,026   513,912,699     485,750,153       647,597,685       686,087,463
-------------------------------------- -----------  -------------   -----------   --------------    --------------    --------------
                                        ---
End of period                          335,403,255 $1,448,812,398  $33,738,356   $  513,912,699    $   57,839,345    $  647,597,685
==================================================  =============   ===========   ==============    ==============    ==============





(See Notes which are an integral part
of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights - Class A Shares
(For a share outstanding throughout each period)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year                   Net Asset     Net             Net Realized   Total from    Distributions  Distributions
                        Value,                         and                          from Net       from Net
                        Beginning                     Unrealized                   Investment     Realized Gain
                        of period                     Gain/(Loss)                  Income         on
                                                                                                  Investment
                                                     on investments,                              Transactions,
                                                     Futures                                        Futures
                                                     Contracts,                                     Contracts
                                     Investment      and Foreign                                      and
Ended                               Income/         Currency       Investment                       Foreign
November                            (Operating      Transactions   Operations                       Currency
30,200                                 Loss)                                                       Transactions
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia
Equity
   Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997                   $14.81        0.14       (3)  2.43           2.57          (0.13)         (1.86)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998                   $15.39        0.13       (3)  2.21           2.34          (0.14)         (1.68)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999                   $15.91        0.06            3.41           3.47          (0.07)         (1.89)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000                   $17.42        0.05            0.22 (4)       0.27          (0.04)         (0.51)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001                   $17.14        0.04       (3)  (3.64)         (3.60)        (0.05)         (0.48)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002      (6)          $13.01        0.04            (1.29)         (1.25)        (0.01)         ----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997                   $15.67        0.18       (3)  4.14           4.32          (0.20)         (0.79)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998                   $19.00        0.11       (3)  3.12           3.23          (0.19)         (1.75)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999                   $20.29        0.09            3.16           3.25          (0.12)         (2.42)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000                   $21.00        0.05            0.70           0.75          (0.04)         ----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001                   $21.71        0.06       (3)  (3.97)         (3.91)        (0.04)         (1.33)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002      (6)          $16.43        0.06            (1.13)         (1.07)        (0.04)         (0.82)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Growth & Income Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997                   $16.41        0.13            4.44           4.57          (0.13)         (0.25)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998                   $20.60        0.11            3.94           4.05          (0.10)         (1.01)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999                   $23.54        0.05            4.24           4.29          (0.08)         (2.89)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000                   $24.86        (0.03)          (0.56)         (0.59)        (0.01)         (4.26)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001                   $20.00        0.00       (3)(8(4.26)         (4.26)        ----           (1.40)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002      (6)          $14.34        0.01       (3)  (1.53)         (1.52)        ----           (0.61)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Equity Index Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997                   $15.98        0.25       (3)  3.85           4.10          (0.28)         (0.91)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998                   $18.89        0.26       (3)  3.90           4.16          (0.24)         (0.40)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999                   $22.41        0.27            4.13           4.40          (0.26)         (0.37)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000                   $26.18        0.22       (3)  (1.39)         (1.17)        (0.24)         (0.53)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001                   $24.24        0.19       (3)  (3.30)         (3.11)        (0.21)         ----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002      (6)          $20.92        0.08            (1.31)         (1.23)        (0.08)         (0.14)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997                   $11.67        0.03       (3)  (0.47)         (0.44)        (0.11)         -----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998                   $11.12        0.09       (3)  (2.68)         (2.59)        (0.10)         -----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999                   $8.43         0.04       (3)  3.32           3.36          (0.05)         -----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000                   $11.74        0.01            (1.88)         (1.87)        (0.11)         -----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001                   $9.76         0.10       (3)  (0.64)         (0.54)        (0.04)         -----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002      (6)          $9.18         0.02       (3)  1.65           1.67          (0.08)         ------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Personal Equity Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999      (9)          $10.00        0.01            0.67           0.68          (0.01)         -----
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000                   $10.67        0.00       (8)  (0.49)         (0.49)        (0.01)         (0.19)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001                   $9.98         0.00       (3)(8(2.13)         (2.13)        0.00 (9)       (0.08)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002      (6)          $7.77         0.01       (3)  (0.83)         (0.82)        (0.01)         0.00             (8)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Rations to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year Ended    Total        Net          Total      Expenses   Net             Expense           Net           Portfolio
              Distribution  Asset                              Investment       Waiver/         Assets,
                           Value,                             Income          Reimbursement     end of
                           end of                                           (2)                period (000
November 30,              period       Return(1)                                               omitted)       Turnover Rate
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997          (1.99)    $15.39       20.22%     1.14%     0.95%           0.07%            $39,494     124%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998          (1.82)    $15.91       17.34%     1.12%     0.91%           ----             $53,103     150%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999          (1.96)    $17.42       24.31%     1.09%     0.49%           ----             $118,967    45%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000          (0.55)    $17.14       1.47%      1.08%     0.27%           ----             $114,873    41%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001          (0.53)    $13.01       (21.65)%   1.07%     0.31%           0.00%       (5)  $82,500     34%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002          (0.01)    $11.75       (9.59)%    1.07%   (70.24%       (7) 0.04%       (7)  $43,288     48%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997          (0.99)    $19.00       29.38%     1.11%     1.09%           0.07%            $35,413     74%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998          (1.94)    $20.29       18.98%     1.11%     0.95%           ----             $82,682     38%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999          (2.54)    $21.00       16.60%     1.11%     0.48%           ----             $89,140     34%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000          (0.04)    $21.71       3.58%      1.06%     0.22%           ----             $86,191     14%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001          (1.37)    $16.43       (19.07)%   1.06%     0.35%           0.00%       (5)  $51,100     23%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002          (0.86)    $14.50       (6.96)%    1.06%   (70.44%       (7) 0.02%       (7)  $39,553     11%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Growth & Income Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997          (0.38)    $20.60       28.50%     1.30%     0.70%           0.30%            $338,724    13%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998          (1.11)    $23.54       20.77%     1.21%     0.59%           0.08%            $130,306    24%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999          (2.97)    $24.86       20.40%     1.09%     0.24%           ----             $94,674     44%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000          (4.27)    $20.00       (3.57)%    1.07%     (0.12)%         ----             $82,937     22%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001          (1.40)    $14.34       (22.77)%   1.07%     (0.01)%         0.03%            $54,790     47%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002          (0.61)    $12.21       (11.07)%   1.07%   (70.19%       (7) 0.06%       (7)  $41,487     58%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Equity Index Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997          (1.19)    $18.89       27.55%     0.72%     1.46%           0.02%            $50,917     4%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998          (0.64)    $22.41       22.74%     0.70%     1.23%           ----             $131,594    29%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999          (0.63)    $26.18       19.97%     0.69%     1.07%           ----             $182,697    11%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000          (0.77)    $24.24       (4.70)%    0.66%     0.83%           ----             $159,714    12%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001          (0.21)    $20.92       (12.88)%   0.66%     0.83%           0.01%            $107,526    5%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002          (0.22)    $19.47       (5.97)%    0.66%   (70.78%       (7) 0.06%       (7)  $106,749    4%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1997          (0.11)    $11.12       (3.82)%    1.79%     0.26%           ----             $7,996      60%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1998          (0.10)    $8.43        (23.46)%   1.68%     0.90%           ----             $8,677      51%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999          (0.05)    $11.74       40.07%     1.60%     0.37%           ----             $16,007     56%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000          (0.11)    $9.76        (16.18)%   1.52%     0.28%           ----             $15,578     45%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001          (0.04)    $9.18        (5.56)%    1.57%     1.02%           ----             $13,724     64%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002          (0.08)    $10.77       18.31%     1.65%   (70.34%       (7) ----             $10,758     13%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Wachovia Personal Equity Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
1999          (0.01)    $10.67       6.75%      1.15%   (70.39%       (7) 0.01%       (7)  $110        11%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2000          (0.20)    $9.98        (4.73)%    1.06%     (0.09)%         ----             $910        22%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2001          (0.08)    $7.77        (21.47)%   1.06%     0.05%           0.02%            $734        49%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
2002          (0.01)    $6.94        (10.56)%   1.07%   (70.22%       (7) 0.03%       (7)  $658        49%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------


(1) "Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable."

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3)  Per share information is based on average shares outstanding.

(4) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss "on investments, futurees contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in " relation to fluctuating market values of the investments of the Fund.

(5) Less than 0.01% per share.

(6) "For six-months ended May 31, 2002 (unaudited)"

(7) Computed on an annualized basis.

(8) Less than $0.01 per share.

(9) "Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999."

(See Notes which are an integral part of the Financial Statements)


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights - Class A Shares - continued
(For a share outstanding throughout each period)

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                     Net Asset                    Net Realized
                     Value,                       End
                     Beginning                    Unrealized                 Distributions
                     of period                    Gain/(Loss)                from Net
                                                                             Realized Gain
                                                  Investments,               on Investment
                                                  Futures                    Transactions,
                                                  Contracts,                 Futures
                                Net               And Foreign   Total        Contracts
                                Investment        Currency      from         and
                                Income/           Transactions  Investment   Foreign
Year Ended                      (Operating                      Operations   Currency
November 30,                     Loss)                                       Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia
Balanced Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1997                $13.30      0.34          (3) 1.40        1.74   (0.34) (1.44)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1998                $13.26      0.24          (3) 1.50        1.74   (0.38) (0.90)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1999                $13.72      0.29              1.44        1.73   (0.31) (1.69)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2000                $13.45      0.32              0.35        0.67   (0.32) (0.09)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001                $13.71      0.29          (3) (1.51)      (1.22) (0.28) (0.90)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4) $11.31      0.12          (3) (0.54)  (5) (0.42) (0.12) -----
                                              (5)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia Blue Chip Value Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001            (7) $10.00      0.02          (3) (1.23)      (1.21) (0.01) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4) $8.78       0.01          (3) 0.25        0.26   (0.02) ----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia New Horizons Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001            (8) $10.00      (0.04)        (3) (3.61)      (3.65) ---    ---
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4) $6.35       (0.02)        (3) (1.03)      (1.05) ----   -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia   International  Equity
Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001            (9) $10.00      (0.05)        (3) (1.20)      (1.25) ---    ---
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4) $8.75       0.00              0.13        0.13   ---    ---
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia Fixed Income Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1997                $9.83       0.54          (3) 0.04        0.58   (0.56)  ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1998                $9.85       0.53          (3) 0.30        0.83   (0.54)  ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1999                $10.14      0.51              (0.58)      (0.07) (0.51) (0.04)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2000                $9.52       0.55          (3) 0.19        0.74   (0.55) ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001                $9.71       0.58              0.42        1.00   (0.53) ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4) $10.18      0.54          (5) (0.34)  (5) 0.20   (0.28) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia    Intermediate   Fixed
Income Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1997                $9.96       0.54              0.06        0.60   (0.53) ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1998                $10.03      0.47              0.40        0.87   (0.52) ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1999                $10.38      0.50              (0.61)      (0.11) (0.50) (0.20)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2000                $9.57       0.52          (3) 0.16        0.68   (0.52) (0.01)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001                $9.72       0.51              0.43        0.94   (0.52) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4) $10.14      0.23          (3) (0.09)  (5) 0.14   (0.24) (0.07)
                                              (5)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia     Short-Term    Fixed
Income Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1997               $9.79        0.50          (3) (0.01)  0.49       (0.51) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1998               $9.77        0.52          (3) 0.14    0.66       (0.51) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1999               $9.92        0.48              (0.25)  0.23       (0.52) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2000               $9.63        0.52          (3) 0.11    0.63       (0.53) -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001               $9.73        0.55              0.34    0.89       (0.50) ----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4)$10.12       0.28          (5) (0.12(5)0.16       (0.23) ----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Wachovia Georgia  Municipal Bond
Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1997               $11.00       0.44              0.13    0.57       (0.44) (0.02)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1998               $11.11       0.42              0.27    0.69       (0.42) (0.00)    (11)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1999               $11.38       0.43              (0.74)  (0.31)     (0.43) (0.03)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2000               $10.61       0.48              0.23    0.71       (0.48) ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2001               $10.84       0.45              0.33    0.78       (0.45) ------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2002            (4)$11.17       0.20          (5) 0.03 (5)0.23       (0.20) 0.00
-----------------------------------------------------------------------------------------



<

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Rations to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year Ended    Total          Net        Total      Expenses   Net         Expense        Net              Portfolio
              Distribution  Asset                             Investment  Waiver/        Assets,
                            Value,                            Income      Reimbursement  end of
                            end of                                         (2)           period (000
November 30,                period       Return(1)                                       omitted)       Turnover Rate
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia Balanced Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1997             (1.78)  $13.26    15.17%   1.02%          2.77%           0.16%         $50,968     143%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1998             (1.28)  $13.72    14.36%   1.01%          2.88%           0.09%         $119,093    124%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1999             (2.00)  $13.45    13.95%   1.01%          2.26%           0.08%         $205,167    66%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2000             (0.41)  $13.71    4.94%    1.01%          2.25%           0.05%         $202,280    66%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             (1.18)  $11.31    (9.71%)  1.01%          2.41%           0.05%         $152,840    88%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             (0.12)  $10.77    (3.72%)  1.01%      (6) 2.24%      (5)(60.08%     (6) $79,051     60%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia  Blue Chip Value
Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             (0.01)  $8.78     (12.15%) 1.09%      (6) 0.30%      (6)  8.30%     (6) $389        70%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             (0.02)  $9.02     3.01%    1.09%      (6) 0.28%      (6)  4.31%     (6) $386        37%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia   New   Horizons
Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             ---     $6.35              1.03%      (6) (0.61)%    (6)  8.06%     (6) $148        85%
                                   (36.50)%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             ----    $5.30     (16.54)% 1.09%      (6) (0.55)%    (6)  12.52%    (6) $122        63%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia    International
Equity Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             ---     $8.75     (12.50%) 1.85%      (6) (0.76%)    (6)  2.35%     (6) $5,498      55%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             ---     $8.88     1.49%    1.88%      (6) 0.15%      (6)  0.69%     (6) $4,598      73%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia   Fixed   Income
Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1997             (0.56)  $9.85     6.14%    0.98%          5.65%           0.11%         $10,039     174%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1998             (0.54)  $10.14    8.65%    0.97%          5.30%           0.05%         $24,624     111%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1999             (0.55)  $9.52     (0.77%)  0.97%          5.34%           0.03%         $69,475     49%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2000             (0.55)  $9.71     8.03%    0.96%          5.78%           0.00%     (10)$64,039     73%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             (0.53)  $10.18    10.57%   0.96%          5.51%           0.01%         $53,436     106%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             (0.28)  $10.10    2.01%    0.96%      (6) 5.20%      (5)(60.02%     (6) $18,588     130%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia     Intermediate
Fixed Income Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1997             (0.53)  $10.03    6.32%    1.04%          5.50%           0.30%         $96,626     81%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1998             (0.52)  $10.38    9.39%    1.06%          5.39%           0.14%         $4,759      57%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1999             (0.70)  $9.57     (1.03%)  0.99%          5.16%           0.04%         $3,205      89%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2000             (0.53)  $9.72     7.34%    0.99%          5.49%           0.01%         $3,413      58%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             (0.52)  $10.14    9.89%    0.99%          5.20%           0.03%         $3,405      96%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             (0.31)  $9.97     1.41%    0.99%      (6) 4.62%      (5)(60.08%     (6) $2,656      100%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia       Short-Term
Fixed Income Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1997             (0.51)  $9.77     5.10%    0.87%          5.49%           0.19%         $7,233      215%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1998             (0.51)  $9.92     6.93%    0.88%          5.22%           0.10%         $10,437     135%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1999             (0.52)  $9.63     2.44%    0.88%          4.97%           0.14%         $10,409     25%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2000             (0.53)  $9.73     6.82%    0.88%          5.44%           0.17%         $8,959      92%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             (0.50)  $10.12    9.38%    0.88%          5.20%           0.20%         $8,373      58%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             (0.23)  $10.05    1.66%    0.88%      (6) 4.45%      (5)(60.35%     (6) $7,069      73%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Wachovia          Georgia
Municipal Bond Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1997             (0.46)  $11.11    5.41%    1.14%          4.03%           1.11%         $6,531      25%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1998             (0.42)  $11.38    6.35%    1.17%          3.72%           0.34%         $6,900      14%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
1999             (0.46)  $10.61    (2.83%)  1.07%          3.87%           0.30%         $5,450      48%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2000             (0.48)  $10.84    6.86%    0.85%          4.49%           0.32%         $4,731      66%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2001             (0.45)  $11.17    7.28%    0.85%          4.03%           0.31%         $4,770      66%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
2002             (0.20)  $11.20    2.13%    0.85%      (6) 3.67%      (5)(60.32%     (6) $4,670      25%
------------------------------------------------------------------------------------------------------------



(1) "Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable."

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3)  Per share  information  is based on average  shares  outstanding.

(4)  "For six-months ended May 31, 2002 (unaudited)"

(5) "Effective December 1, 2001, the following Funds adopted the provisions of the American Institute of Certified Public Accountants (""AICPA"")" Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term "debt securities. The effect of the change for the six months ended May 31, 2002 was as follows:"

      --------------------------------------------------------------------------
                                                   Increase
                                                   (Decrease)
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Fund                  Net               Net                Ratio of Net
                                                                 Investment
                            Investment      Realized/Unrealized  Income to
                            Income Per        Gain/Loss per      Average Net
                            Share             Share              Assets
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Balanced Fund              -----             -----              (0.04)%
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Fixed Income Fund          ($0.02)           $0.02              (0.19)%
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Intermediate Fixed Income
      Fund                       -----             -----              (0.01)%
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Short-Term Fixed Income
      Fund                       -----             -----              (0.14)%
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Georgia Municipal Bond     -----             -----              -----
      Fund
      --------------------------------------------------------------------------

"Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this " change in presentation.

(6) Computed on an annualized basis.

(7) "Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001."

(8) "Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001."

(9) "Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001."

(10)  Less than 0.01% per share.

(11)  Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)
The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights - Class A Shares - continued
(For a share outstanding throughout each period)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
            Net Asset         Net Realized
            Value,            And
            Beginning         Unrealized               Distributions  Distributions
            of period         Gain/(Loss)              from Net      from Net Realized
                              on Investments,          Investment    Gained on
                              Futures                  Income        Investment
                              Contracts,                             Transactions,
                   Net        And Foreign   Total                    Futures Contracts
                   Investment Currency      from                     and Foreign
                   Income     Transactions  Investment               Currency
Year Ended                                  Operations               Transaction
November 30,
-----------------------------------------------------------
-----------------------------------------------------------
Wachovia North Carolina  Municipal
Bond Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1997                $11.03  0.43    0.14       0.57   (0.43) (0.02)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1998                $11.15  0.43    0.32       0.75   (0.43) (0.01)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1999                $11.46  0.42    (0.68)     (0.26) (0.42) (0.06)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2000                $10.72  0.46    0.24       0.70   (0.45) (0.01)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2001                $10.96  0.45    0.37       0.82   (0.45) ---
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2002            (3) $11.33  0.21  (40.03     (40.24   (0.22) (0.18)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Wachovia South Carolina  Municipal
Bond Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1997                $11.05  0.53    0.11       0.64   (0.52) (0.05)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1998                $11.12  0.51    0.24       0.75   (0.51) (0.00)   (6)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1999                $11.36  0.50    (0.77)     (0.27) (0.50) (0.02)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2000                $10.57  0.49    0.27       0.76   (0.49) (0.00)   (6)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2001                $10.84  0.48    0.32       0.80   (0.48) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2002            (3) $11.16  0.23  (4-----    (40.23   (0.23) (0.06)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Wachovia  Virginia  Municipal Bond
Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1997                $10.15  0.46    0.13       0.59   (0.45) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1998                $10.29  0.48    0.14       0.62   (0.42) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1999                $10.49  0.45    (0.65)     (0.20) (0.45) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2000                $9.84   0.44    0.25       0.69   (0.45) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2001                $10.08  0.43    0.33       0.76   (0.43) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2002            (3) $10.41  0.20  (40.06     (40.26   (0.20) (0.09)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Wachovia    Money    Market   Fund
(Investment Shares)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1997                $1.00   0.05    -----      0.05   (0.05) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1998                $1.00   0.05    -----      0.05   (0.05) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1999                $1.00   0.04    -----      0.04   (0.04) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2000                $1.00   0.06    -----      0.06   (0.06) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2001                $1.00   0.04    -----      0.04   (0.04) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2002            (3) $1.00   0.01    -----      0.01   (0.01) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Wachovia   Tax-Free  Money  Market
Fund (Investment Shares)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1997                $1.00   0.03    -----      0.03   (0.03) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1998                $1.00   0.03    -----      0.03   (0.03) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1999                $1.00   0.03    -----      0.03   (0.03) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2000                $1.00   0.03    -----      0.03   (0.03) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2001                $1.00   0.02    -----      0.02   (0.02) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2002            (3) $1.00   0.01    -----      0.01   (0.01) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Wachovia   U.S.   Treasury   Money
Market Fund (Investment Shares)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1997                $1.00   0.05    -----      0.05   (0.05) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1998                $1.00   0.05    -----      0.05   (0.05) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1999                $1.00   0.04    -----      0.04   (0.04) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2000                $1.00   0.05    -----      0.05   (0.05) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2001                $1.00   0.04    -----      0.04   (0.04) -----
--------------------------------------------------------------------------
--------------------------------------------------------------------------
2002            (3) $1.00   0.01    -----      0.01   (0.01) -----
--------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Rations to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year Ended    Total          Net    Total Expenses   Net         Expense        Net          Portfolio
              Distribution  Asset                    Investment  Waiver/        Assets,
                            Value,                   Income      Reimbursement  end of
                            end of                                (2)           period (000
November 30,                period   Return(1)                                  omitted)      Turnover Rate
---------------------------------------------------------------------------------------
Wachovia North Carolina Municipal Bond Fund
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1997          (0.45)        $11.15   5.36% 1.07%       3.91%       0.44%        $11,563  17%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1998          (0.44)        $11.46   6.82% 1.10%       3.80%       0.16%        $9,533   9%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999          (0.48)        $10.72   (2.34)1.02%       3.73%       0.20%        $8,644   11%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2000          (0.46)        $10.96   6.71% 0.85%       4.26%       0.26%        $7,511   37%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2001          (0.45)        $11.33   7.54% 0.85%       3.99%       0.26%        $6,613   51%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2002          (0.40)        $11.17   2.24% 0.85%  (4)(53.84% (5)   0.28%     (5)$6,416   42%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wachovia  South  Carolina   Municipal  Bond
Fund
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1997          (0.57)        $11.12   6.01% 0.81%       4.79%       0.48%        $64,696  12%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1998          (0.51)        $11.36   6.88% 0.83%       4.52%       0.36%        $67,458  6%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999          (0.52)        $10.57   (2.49)0.83%       4.50%       0.35%        $59,655  9%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2000          (0.49)        $10.84   7.45% 0.83%       4.68%       0.29%        $52,568  26%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2001          (0.48)        $11.16   7.49% 0.83%       4.30%       0.29%        $54,867  35%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2002          (0.29)        $11.10   2.08% 0.83%  (5)  4.06% (4)(5)0.30%     (5)$49,998  26%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wachovia Virginia Municipal Bond Fund
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1997          (0.45)        $10.29   5.97% 0.96%       4.50%       0.40%        $111,160 15%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1998          (0.42)        $10.49   6.76% 0.95%       4.35%       0.33%        $8,835   15%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999          (0.45)        $9.84    (2.01%0.90%       4.36%       0.29%        $7,682   29%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2000          (0.45)        $10.08   7.24% 0.85%       4.59%       0.30%        $6,496   25%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2001          (0.43)        $10.41   7.61% 0.85%       4.12%       0.28%        $7,164   54%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2002          (0.29)        $10.38   2.54% 0.85%  (4)(53.91% (5)   0.31%     (5)$6,930   25%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wachovia  Money  Market  Fund   (Investment
Shares)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1997          (0.05)        $1.00    4.95% 0.78%       4.85%       0.28%        $320,480 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1998          (0.05)        $1.00    4.92% 0.78%       4.80%       0.26%        $482,128 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999          (0.04)        $1.00    4.44% 0.78%       4.38%       0.24%        $613,978 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2000          (0.06)        $1.00    5.71% 0.78%       5.57%       0.22%        $786,969 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2001          (0.04)        $1.00    4.04% 0.78%       3.96%       0.22%        $867,429 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2002          (0.01)        $1.00    0.65% 0.78%  (5)  1.29% (5)   0.24%     (5)$296,876 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wachovia   Tax-Free   Money   Market   Fund
(Investment Shares)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1997          (0.03)        $1.00    2.99% 0.64%       2.93%       0.45%        $85,852  -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1998          (0.03)        $1.00    2.88% 0.64%       2.83%       0.41%        $133,211 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999          (0.03)        $1.00    2.58% 0.64%       2.56%       0.39%        $144,436 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2000          (0.03)        $1.00    3.47% 0.64%       3.42%       0.38%        $191,890 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2001          (0.02)        $1.00    2.39% 0.64%       2.40%       0.36%        $211,248 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2002          (0.01)        $1.00    0.54% 0.64%  (5)  0.94% (5)   0.38%     (5)$33,738  -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wachovia  U.S.  Treasury  Money Market Fund
(Investment Shares)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1997          (0.05)        $1.00    4.89% 0.64%       4.80%       0.41%        $117,495 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1998          (0.05)        $1.00    4.83% 0.64%       4.74%       0.40%        $198,771 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
1999          (0.04)        $1.00    4.35% 0.64%       4.28%       0.38%        $208,021 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2000          (0.05)        $1.00    5.51% 0.64%       5.38%       0.37%        $190,523 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2001          (0.04)        $1.00    3.79% 0.64%       3.75%       0.37%        $184,716 -----
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
2002          (0.01)        $1.00    0.71% 0.64%  (5)  1.41% (5)   0.37%     (5)$47,215  -----
------------------------------------------------------------------------------------------------




(1) "Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable."

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3)  "For six-months ended May 31, 2002 (unaudited)"

(4) "Effective December 1, 2001, the following Funds adopted the provisions of the American Institute of Certified Public Accountants (""AICPA"")" Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term "debt securities. The effect of the change for the six months ended May 31, 2002 was as follows:"

      --------------------------------------------------------------------
                                            Increase
                                            (Decrease)
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Fund                     Net          Net                  Ratio of
                                                                 Net
                                                                 Investment
                               Investment   Realized/Unrealized  Income to
                               Income       Gain/Loss per        Average
                               Per Share    Share                 Net Assets
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      North Carolina
      Municipal Income Fund    -----        -----             -----
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      South Carolina
      Municipal Income Fund    -----        -----             (0.03)%
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Virginia Municipal Bond  -----        -----             -----
      Fund
      --------------------------------------------------------------------

"Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this " change in presentation.

(5) Computed on an annualized basis.
(6) Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)



The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights - Class B Shares
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
            Net Asset         Net Realized
            Value,            And
            Beginning         Unrealized               Distributions  Distributions
            of period         Gain/(Loss)              from Net      from Net Realized
                              on Investments,          Investment    Gained on
                              Futures                  Income        Investment
                              Contracts,                             Transactions,
                   Net        And Foreign   Total                    Futures Contracts
                   Investment Currency      from                     and Foreign
                   Income     Transactions  Investment               Currency
Year Ended                                  Operations               Transaction
November 30,
-----------------------------------------------------------

Wachovia  Equity
Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1997                $14.79  0.04        2.42         2.46    (0.04)      (1.86)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1998                $15.35  0.03        2.20         2.23    (0.03)      (1.68)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1999                $15.87  (0.04)      3.38         3.34    (0.00)   (3)(1.89)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2000                $17.32  (0.09)(4)   0.23 (5)     0.14    ----        (0.51)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001                $16.95  (0.06)(4)   (3.60)       (3.66)  (0.00)      (0.48)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $12.81  (0.05)      (1.22)       (1.27)  ----        ----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1997                $15.65  0.08        4.10         4.18    (0.09)      (0.79)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1998                $18.95  0.05        3.04         3.09    (0.06)      (1.75)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1999                $20.23  (0.05)      3.16         3.11    (0.01)      (2.42)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2000                $20.91  (0.12)      0.70         0.58    ----        ----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001                $21.49  (0.07)(4)   (3.91)       (3.98)  0.00        (1.33)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $16.18  (0.07)      (1.04)       (1.11)  ----        (0.82)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Growth & Income Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (9) $21.33  (0.10)(4)   (5.56)       (5.66)  ----        (1.40)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $14.27  (0.03)(4)   (1.53)       (1.56)  ----        (0.61)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Equity Index Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (9) $25.47  0.02  (4)   (4.45)       (4.43)  (0.14)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $20.90  0.00        (1.32)       (1.32)  ---         (0.14)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Emerging Markets Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (9) $10.51  0.09  (4)   (1.39)       (1.30)  (0.06)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $9.15   (0.02)(4)   1.66         1.64    (0.05)      ----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Personal Equity Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (9) $10.63  (0.05)(4)   (2.76)       (2.81)  (0.01)      (0.08)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $7.73   (0.02)(4)   (0.83)       (0.85)  -----         0.00 (3)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia
Balanced Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1997                $13.29  0.26        1.38         1.64    (0.26)      (1.44)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1998                $13.23  0.28        1.37         1.65    (0.29)      (0.90)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1999                $13.69  0.20        1.42         1.62    (0.21)      (1.69)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2000                $13.41  0.22        0.35         0.57    (0.22)      (0.09)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001                $13.67  0.20  (4)   (1.49)       (1.29)  (0.19)      (0.90)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $11.29  0.08  (4)(10(0.54)    (10(0.46)  (0.08)      ----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Blue Chip Value Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (11)$10.00  (0.04)(4)   (1.23)       (1.27)  -----       ------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $8.73   (0.02)(4)   0.24         0.22    -----       -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia New Horizons Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (11)$10.00  (0.08)(4)   (3.61)       (3.69)  -----       -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $6.31   (0.04)(4)   (1.03)       (1.07)  ----        -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia International Equity Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (12)$10.00  (0.09)(4)   (1.16)       (1.25)  -----       -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $8.75   (0.01)      0.11         0.10    -----       -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Fixed Income Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1997                $9.83   0.48        0.01         0.49    (0.48)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1998                $9.84   0.47        0.30         0.77    (0.47)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1999                $10.14  0.43        (0.58)       (0.15)  (0.43)      (0.04)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2000                $9.52   0.48  (4)   0.18         0.66    (0.47)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001                $9.71   0.47        0.46         0.93    (0.46)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $10.18  0.21  (10)  (0.05)    (100.16    (0.24)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia Intermediate Fixed Income Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (9) $9.76   0.48      0.42           0.90    (0.54)      ----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (14)$10.12  0.20  (4)((0.12)      (100.08    (0.22)      (0.07)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Wachovia  Short-Term  Fixed Income
Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2001            (12)$9.77   0.46      0.36           0.82    (0.46)      -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
2002            (7) $10.13  0.21  (10)(0.08)      (100.13    (0.21)      -----
--------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Rations to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year Ended    Total          Net    Total Expenses   Net         Expense        Net          Portfolio
              Distribution  Asset                    Investment  Waiver/        Assets,
                            Value,                   Income      Reimbursement  end of
                            end of                                (2)           period (000
November 30,                period   Return(1)                                  omitted)      Turnover Rate
---------------------------------------------------------------------------------------



Wachovia Equity Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (1.90)       $15.35       19.27%       1.90%        0.18%       0.06%    $3,448124%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (1.71)       $15.87       16.52%       1.87%        0.17%       ----     $5,725150%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (1.89)       $17.32       23.37%       1.84%        (0.26)%     ----     $8,99245%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.51)       $16.95       0.69%        1.83%        (0.49)%     ----     $11,1541%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.48)       $12.81       (22.23)%     1.82%        (0.44)%     0.00% (6)$8,38234%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        -----        $11.54       (9.91)%      1.82%     (8)(0.51)%  (8)0.04% (8)$6,88648%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Quantitative Equity Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.88)       $18.95       28.33%       1.85%        0.31%       0.07%    $6,56474%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (1.81)       $20.23       18.15%       1.86%        0.20%       ----     $19,5338%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (2.43)       $20.91       15.85%       1.86%        (0.27%)     ----     $24,6534%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        ----         $21.49       2.77%        1.81%        (0.53%)     ----     $24,3114%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (1.33)       $16.18       (19.67)%     1.81%        (0.39)%     0.00% (6)$17,0923%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.82)       $14.25       (7.28)%      1.81%     (8)(0.31)%  (8)0.02% (8)$14,2211%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Growth & Income Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (1.40)       $14.27       (27.95)%     1.82%     (8)(0.70)%  (8)0.03% (8)$129  47%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.61)       $12.10       (11.41)%     1.82%     (8)(0.55)%  (8)0.06% (8)$114  58%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Equity Index Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.14)       $20.90       (17.45%)     1.41%     (8)0.11%    (8)0.02% (8)$1,2965%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.14)       $19.44       (6.35%)      1.41%     (8)0.02%    (8)0.06% (8)$1,3844%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Emerging Markets Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.06)       $9.15        (12.37)%     2.31%     (8)0.98%    (8)----     $1    64%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.05)       $10.74       18.06%       2.40%     (8)(0.31%)  (8)----     $3    13%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Personal Equity Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.09)       $7.73        (26.61)%     1.81%     (8)(0.65)%  (8)0.02% (8)$35   49%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        -----        $6.88        (10.95)%     1.82%     (8)(0.53)%  (8)0.03% (8)$34   49%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Balanced Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (1.70)       $13.23       14.19%       1.78%        2.01%       0.16%    $5,916143%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (1.19)       $13.69       13.56%       1.76%        2.13%       0.09%    $13,96124%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (1.90)       $13.41       13.08%       1.76%        1.50%       0.08%    $20,9266%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.31)       $13.67       4.19%        1.76%        1.50%       0.05%    $23,5266%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (1.09)       $11.29       (10.28%)     1.76%        1.67%       0.05%    $21,6388%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.08)       $10.75       (4.08%)      1.76%     (8)1.49%    (8)0.08% (8)$18,3560%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Blue Chip Value Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        ------       $8.73        (12.70%)     1.84%     (8)(0.44)   (8)7.94% (8)$148  70%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        -----        $8.95        2.52%        1.84%     (8)(0.48)   (8)4.31% (8)$122  37%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia New Horizons Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        -----        $6.31        (36.90)%     1.78%     (8)(1.38)%  (8)9.03% (8)$92   85%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        -----        $5.24        (16.96)%     1.84%     (8)(1.30)%  (8)12.52%(8)$73   63%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia International Equity Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        -----        $8.75        (12.50)%     2.60%     (8)(1.43%)  (8)2.35% (8)$1    55%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        -----        $8.85        1.14%        2.63%     (8)(0.44%)  (8)0.69% (8)$2    73%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Fixed Income Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.48)       $9.84        5.21%        1.75%        4.89%       0.11%    $140  174%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.47)       $10.14       7.97%        1.72%        4.55%       0.05%    $533  111%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.47)       $9.52        (1.51%)      1.72%        4.57%       0.03%    $819  49%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.47)       $9.71        7.23%        1.71%        5.03%       0.00% (6)$771  73%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.46)       $10.18       9.75%        1.71%        4.76%       0.01%    $1,355106%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.24)       $10.10       1.63%        1.71%     (8)4.36%    (8)0.02% (8)$1,060130%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Intermediate Fixed Income Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.54)       $10.12       9.49%        0.60%     (8)5.03%    (8)----  (8)$0    96%
                                                                                     (13)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.29)       $9.91        0.78%        0.54%     (8)4.74%    (8)0.07% (8)$0    100%
                                                                                     (13)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Short-Term Fixed Income Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.46)       $10.13       8.52%        1.63%        4.40%       0.20%    $174  58%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.21)       $10.05       1.27%        1.63%     (8)3.71%    (8)0.35% (8)$111  73%
--------------------------------------------------------------------------------------------------



(1) "Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable."

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Less than $0.01 per share.

(4)  Per share information based on average shares outstanding

(5) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) "on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in " relation to fluctuating market values of the investments of the Fund.

(6) Less than 0.01%.

(7) "For six-months ended May 31, 2002 (unaudited)"

(8) Computed on an annualized basis.

(9) "Reflects operations for the period December 12, 2000 (date of initial public investment) to November 30, 2001"

(10) "Effective December 1, 2001, the following Funds adopted the provisions of the American Institute of Certified Public Accountants (""AICPA"")" Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term "debt securities. The effect of the change for the six months ended May 31, 2002 was as follows:"

      ---------------------------------------------------------------
                                       Increase
                                       (Decrease)
      ---------------------------------------------------------------
      ---------------------------------------------------------------
                           Net         Net             Ratio of Net
                           Investme                    Investment
                           Income      Realized/Unr    Income to
                           Per         Gain/Loss       Average Net
                           Share   nt  per Share   ealiAssets
      ---------------------------------------------------------------
      ---------------------------------------------------------------
      Fund
      ---------------------------------------------------------------
      ---------------------------------------------------------------
      Balanced Fund        -----       -----           (0.04)%
      ---------------------------------------------------------------
      ---------------------------------------------------------------
      Fixed Income Fund    ($0.01)     $0.01           (0.19)%
      ---------------------------------------------------------------
      ---------------------------------------------------------------
      Intermediate Fixed
      Income Fund          -----       -----           (0.02)%
      ---------------------------------------------------------------
      ---------------------------------------------------------------
      Short-Term Fixed     -----       -----           (0.14)%
      Income Fund
      ---------------------------------------------------------------

"Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this " change in presentation.

(11) "Reflects operations for the period December 26, 2000 (date of initial public investment) to November 30, 2001"

(12) "Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001."

(13)  "Less than $1,000"

(14) "Reflects operations for the period ended April 30, 2002 (last day of operations for the class)(unaudited)."

(See Notes which are an integral part of the Financial Statements)




The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights - Class C Shares
(For a share outstanding throughout each period)






--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                    Net Asset                Net Realized
                    Value,                   And
                    Beginning                Unrealized                         Distributions  Distributions
                    of period                Gain/(Loss)                        from Net       from Net Realized
                                             on Investments,                    Investment     Gained on
                                             Futures                            Income         Investment
                                             Contracts,                                        Transactions,
                              Net            And Foreign         Total                         Futures Contracts
                              Investment     Currency            from                          and Foreign
                              Income         Transactions        Investment                    Currency
Year Ended                                   Operations                                        Transaction
November 30,
-----------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------------
 Wachovia Equity Fund
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2001           (3)           $18.51      (0.06)     (4)     (5.00)                (5.06)     (0.03)         (0.48)
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2002           (7)           $12.94      (0.05)             (1.23)                (1.28)     ----           ----
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 Wachovia Quantitative Equity Fund
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 2001           (3)           $22.66      (0.08)     (4)     (4.78)                (4.86)     (0.02)         (1.33)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 2002           (9)           $16.45      0.03               (0.94)                (0.91)     (0.03)         (0.82)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Wachovia Growth & Income Fund
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 2001           (3)           $21.33      (0.11)     (4)     (5.54)                (5.65)     ----           (1.40)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 2001           (3)           $21.33      0.03               (5.68)                (5.65)     ----           (1.40)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 2002           (7)           $14.28      (0.04)     (4)     (1.52)                (1.56)     ----           (0.61)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 Wachovia Equity Index Fund
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 2001           (3)           $25.47      0.02       (4)     (4.46)                (4.44)     (0.12)         ----
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 2002           (7)           $20.91      0.00               (1.32)                (1.32)     ---            (0.14)
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 Wachovia Emerging Markets Fund
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 2001           (3)           $10.51      (0.02)     (4)     (1.27)                (1.29)     (0.06)         ----
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 2002           (7)           $9.16       (0.01)     (4)     1.65                  1.64       (0.06)         ----
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 Wachovia Personal Equity Fund
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 2001           (3)           $10.63      0.01       (4)     (2.76)                (2.75)     (0.02)          (0.08)
 ---------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------
 2002           (9)           $7.78       0.00       (4)     (0.78)                (0.78)     (0.02)          (0.00)
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 Wachovia Balanced Fund
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2001           (3)           $14.39      0.19       (4)     (2.14)                (1.95)     (0.23)          (0.90)
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2002           (7)           $11.31      0.08       (4)(10) (0.53)        (10)    (0.45)     (0.08)          ----
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 Wachovia Blue Chip Value Fund
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2001           (11)          $10.00      (0.04)     (4)     (1.21)                (1.25)     -----           -----
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2002           (7)           $8.75       (0.02)     (4)     0.24                  0.22       -----           -----
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 Wachovia New Horizons Fund
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2001           (10)          $10.00      (0.09)     (4)     (3.60)                (3.69)     -----           ---
 ----------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------
 2002           (7)           $6.31       (0.04)     (4)     (1.02)                (1.06)     ----            ----
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Wachovia International Equity Fund
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 2001           (12)          $10.00      (0.08)     (4)     (1.21)                (1.29)     ---             ---
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 2002           (7)           $8.71       (0.02)             0.11                  0.09       ---             ---
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Wachovia Fixed Income Fund
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 2001           (3)           $9.78       0.52               0.36                  0.88       (0.48)         ----
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 2002           (7)           $10.18      0.22       (10)    (0.07)        (10)    0.15       (0.24)         ----
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 Wachovia Intermediate Fixed Income Fund
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 2001           (3)           $9.76       0.47               0.37                  0.84       (0.47)         ----
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 2002           (7)           $10.13      0.19       (4)(10) (0.09)        (10)    0.10       (0.20)         (0.07)
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 Wachovia Short-Term Fixed Income Fund
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 2001           (3)           $9.77       0.53               0.34                  0.87       (0.53)         -----
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
 2002           (7)           $10.11      0.20       (10)    0.06          (10)    0.14       (0.20)         -----
 ------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year Ended    Total          Net    Total Expenses   Net         Expense        Net          Portfolio
              Distribution  Asset                    Investment  Waiver/        Assets,
                            Value,                   Income      Reimbursement  end of
                            end of                                (2)           period (000
November 30,                period   Return(1)                                  omitted)      Turnover Rate
---------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
  Wachovia Equity Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.51)      $12.94     (27.94)%  1.83%  (5) (0.45%(5) 0.00%  (5)(6)$468             34%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          ----        $11.66     (9.89%)   1.82%  (5) (0.51%(5) 0.04%  (5)  $344             48%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Quantitative Equity Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (1.35)      $16.45     (22.51)%  1.81%  (5) (0.44)(5) 0.00%  (5)(6)$0         (8)   23%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.85)      14.69      (5.91)    1.81%  (5) 0.79% (5) 0.02%  (5)  $0         (8)   11%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Growth & Income Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (1.40)      $14.28     (27.90)%  1.82%  (5) 0.72% (5) 0.00%  (5)(6)$3               47%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (1.40)      $14.28     (27.90)%  1.79%  (5) 0.69% (5) 0.00%  (5)(6)$3               47%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.61)      $12.11     (11.40)%  1.82%  (5) 0.60% (5) (0.06)%(5)  $2               58%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Equity Index Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.12)      $20.91     (17.47%)  1.41%  (5) 0.11% (5) 0.02%  (5)  $2,624           5%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.14)      $19.45     (6.35%)   1.41%  (5) 0.02% (5) 0.06%  (5)  $2,731           4%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Emerging Markets Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.06)      $9.16      (12.27)%  2.31%  (5) (0.18)(5) ----   (5)  $14              64%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.06)      $10.74     18.06%    2.40%  (5) (0.15)(5) ----   (5)  $35              13%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Personal Equity Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.10)      $7.78      (26.02)%  0.83%  (5) 0.08% (5) 0.00%  (5)(6)-----      (8)   49%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.00)      $6.98      (10.00)%  0.46%  (5) 0.55% (5) 0.00%  (5)(6)$0               49%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Balanced Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (1.13)      $11.31     (14.33%)  1.76%  (5) 1.71% (5) 0.05%  (5)  $421             88%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.08)      $10.78     (4.03%)   1.76%  (5) 1.45% (5)(10).08%  (5)  $173             60%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Blue Chip Value Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          -----       $8.75      (12.50%)  1.84%  (5) (0.45%(5) 5.90%  (5)  $15              70%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          -----       $8.97      2.51%     1.84%  (5) (0.48%(5) 4.31%  (5)  $16              37%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia New Horizons Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          ---         $6.31      (36.90)%  1.78%  (5) (1.38)(5) 7.88%  (5)  $103             85%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          ----        $5..25     (16.80)%  1.84%  (5) (1.30)(5) 12.52% (5)  $86              63%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia International Equity Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          ---         $8.71      (12.90)%  2.60%  (5) (1.16)(5) 2.35%  (5)  $92              55%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          ---         $8.80      1.03%     2.63%  (5) (0.56)(5) 0.69%  (5)  $92              73%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Fixed Income Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.48)      $10.18     9.24%     1.71%  (5) 4.75% (5) 0.01%  (5)  $78              106%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.24)      $10.09     1.55%     1.71%  (5) 4.35% (5)(10)0.02%  (5)  $79              130%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Intermediate Fixed Income Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.47)      $10.13     8.82%     1.73%  (5) 4.45% (5) 0.03%  (5)  $21              96%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.27)      $9.96      1.05%     1.74%  (5) 3.87% (5)(10)0.08%  (5)  $21              100%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  Wachovia Short-Term Fixed Income Fund
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2001          (0.53)      $10.11     9.10%     1.63%  (5) 4.75% (5) 0.20%  (5)  $6               58%
  -----------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------
  2002          (0.20)      $10.05     1.36%     1.63%  (5) 3.72% (5)(10) 0.35%  (5)  $6               73%
  -----------------------------------------------------------------------------------------------------------------

(1) "Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable."

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3) "Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001."
(4) Per share information is based on average shares outstanding.
(5) Computed on an annualized basis.
(6) Less than 0.01%.
(7) "For six-months ended May 31, 2002 (unaudited)"
(8) "Less than $1,000."

(9) "Reflects operations for the period ended April 30, 2002 ( last day of operations for the class) ( unaudited)"

(10) "Effective December 1, 2001, the following Funds adopted the provisions of the American Institute of Certified Public Accountants (""AICPA"")" Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term "debt securities. The effect of the change for the six months ended May 31, 2002 was as follows:"

      --------------------------------------------------------------------
                                        Increase
                                        (Decrease)
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Fund                 Net          Net                      Ratio of Net
                                                                 Investment
                           Investment   Realized/Unrealized      Income to
                           Income       Gain/Loss                Average Net
                           Per Share    per Share                Assets
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Balanced Fund        -----        -----           (0.04)%
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Fixed Income Fund    ($0.02)      $0.02           (0.19)%
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Intermediate Fixed
      Income Fund          -----        -----           (0.01)%
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Short-Term Fixed     -----        -----           (0.14)%
      Income Fund
      --------------------------------------------------------------------

"Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this " change in presentation.

(11) "Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001."

(12) "Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001."

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds and The Wachovia Municipal
Financial Highlights - Class Y Shares - continued
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------
            Net Asset         Net Realized
            Value,            And
            Beginning         Unrealized               Distributions  Distributions
            of period         Gain/(Loss)              from Net      from Net Realized
                              on Investments,          Investment    Gained on
                              Futures                  Income        Investment
                              Contracts,                             Transactions,
                   Net        And Foreign   Total                    Futures Contracts
                   Investment Currency      from                     and Foreign
                   Income     Transactions  Investment               Currency
Year Ended                                  Operations               Transaction
November 30,
--------------------------------------------------------------------------------
Wachovia North Carolina
Municipal Bond Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1997        $11.03   0.46     0.13        0.59        (0.45)   (0.02)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1998        $11.15   0.46     0.32        0.78        (0.46)   (0.01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1999        $11.46   0.45     (0.68)      (0.23)      (0.45)   (0.06)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000        $10.72   0.48     0.25        0.73        (0.48)   (0.01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001        $10.96   0.48     0.37        0.85        (0.48)   0.00 (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002    (4) $11.33   0.23  (5)0.03     (5)0.26        (0.24)   (0.18)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia South Carolina
Municipal Bond Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1997        $11.05   0.55     0.12        0.67        (0.55)   (0.05)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1998        $11.12   0.54     0.24        0.78        (0.54)   (0.00) (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1999        $11.36   0.52     (0.77)      (0.25)      (0.52)   (0.02)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000        $10.57   0.52     0.27        0.79        (0.52)   (0.00) (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001        $10.84   0.51     0.32        0.83        (0.51)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002    (4) $11.16   0.24  (5)-----    (5)0.24        (0.24)   (0.06)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia Virginia
Municipal Bond Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1998        $10.34   0.32     0.15        0.47        (0.32)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1999        $10.49   0.47     (0.65)      (0.18)      (0.47)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000        $9.84    0.48     0.24        0.72        (0.48)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001        $10.08   0.45     0.33        0.78        (0.45)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002    (4) $10.41   0.21  (5)0.06     (5)0.27        (0.21)   (0.09)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia Money Market Fund
(Institutional Shares)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1997        $1.00    0.05     -----       0.05        (0.05)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1998        $1.00    0.05     -----       0.05        (0.05)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1999        $1.00    0.05     -----       0.05        (0.05)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000        $1.00    0.06     -----       0.06        (0.06)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001        $1.00    0.04     -----       0.04        (0.04)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002    (4) $1.00    0.01     -----       0.01        (0.01)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia Tax-Free Money Market Fund
(Institutional Shares)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1997        $1.00    0.03  -----          0.03        (0.03)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1998        $1.00    0.03  -----          0.03        (0.03)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1999        $1.00    0.03  -----          0.03        (0.03)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000        $1.00    0.04  -----          0.04        (0.04)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001        $1.00    0.03  -----          0.03        (0.03)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002    (4) $1.00    0.01  -----          0.01        (0.01)    -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Wachovia U.S. Treasury Money Market Fund
(Institutional Shares)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1997        $1.00    0.05  -----          0.05        (0.05)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1998        $1.00    0.05  -----          0.05        (0.05)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1999        $1.00    0.05  -----          0.05        (0.05)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2000        $1.00    0.06  -----          0.06        (0.06)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2001        $1.00    0.04  -----          0.04        (0.04)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2002    (4) $1.00    0.01  -----          0.01        (0.01)   -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Year Ended    Total          Net    Total Expenses   Net         Expense        Net          Portfolio
              Distribution  Asset                    Investment  Waiver/        Assets,
                            Value,                   Income      Reimbursement  end of
                            end of                                (2)           period (000
November 30,                period   Return(1)                                  omitted)      Turnover Rate
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.47)     $11.15    5.57%     0.85%     4.16%             0.42%         $44,1017%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.47)     $11.46    7.09%     0.85%     4.05%             0.16%         $56,769%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.51)     $10.72    (2.09)%   0.66%     4.27%             0.30%         $434,511%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.49)     $10.96    6.98%     0.60%     4.51%             0.26%         $418,137%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.48)     $11.33    7.81%     0.60%     4.24%             0.26%         $423,951%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.42)     $11.17    2.37%     0.60%   (64.09%      (5)   0.28%      (6)$421,442%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia South Carolina Municipal Bond
Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.60)     $11.12    6.23%     0.58%     5.01%             0.48%         $43,8812%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.54)     $11.36    7.15%     0.58%     4.77%             0.36%         $54,776%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.54)     $10.57    (2.24)%   0.58%     4.85%             0.35%         $288,89%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.52)     $10.84    7.71%     0.58%     4.93%             0.29%         $281,026%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.51)     $11.16    7.76%     0.58%     4.55%             0.29%         $283,935%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.30)     $11.10    2.22%     0.58%  (6) 4.31%     (5)    0.30%      (6)$286,326%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Virginia Municipal Bond Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.32)     $10.49    4.61%     0.68%   (64.62%         (6) 0.33%      (6)$99,1515%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.47)     $9.84     (1.76%)   0.65%     4.64%             0.29%         $129,829%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.48)     $10.08    7.51%     0.60%     4.84%             0.30%         $125,325%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.45)     $10.41    7.88%     0.60%     4.37%             0.28%         $121,954%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.30)     $10.38    2.66%     0.60%  (6) 4.16%         (5) 0.31%      (6)$115,625%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Money Market Fund (Institutional
Shares)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.05)     $1.00     5.37%     0.38%     5.24%             0.28%         $157,438-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.05)     $1.00     5.33%     0.38%     5.20%             0.26%         $181,282-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.05)     $1.00     4.86%     0.38%     4.79%             0.24%         $365,750-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.06)     $1.00     6.13%     0.38%     5.99%             0.22%         $614,134-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.04)     $1.00     4.46%     0.38%     4.46%             0.22%         $581,383-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.01)     $1.00     0.85%     0.38%   (6) 1.70%         (6) 0.24%      (6)$38,528-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia Tax-Free Money Market Fund
(Institutional Shares)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.03)     $1.00     3.41%     0.24%     3.34%             0.45%         $182,473-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.03)     $1.00     3.29%     0.24%     3.24%             0.42%         $275,323-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.03)     $1.00     2.99%     0.24%     2.95%             0.39%         $225,466-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.04)     $1.00     3.89%     0.24%     3.79%             0.38%         $293,860-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.03)     $1.00     2.80%     0.24%     2.81%             0.36%         $302,665-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.01)     $1.00     0.75%     0.24%   (61.35%         (6) 0.38%      (6)$0 (7)-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Wachovia U.S. Treasury Money Market Fund
(Institutional Shares)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1997        (0.05)     $1.00     5.31%     0.24%     5.20%             0.41%         $510,323-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1998        (0.05)     $1.00     5.25%     0.24%     5.15%             0.40%         $466,538-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
1999        (0.05)     $1.00     4.77%     0.24%     4.65%             0.38%         $448,758-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2000        (0.06)     $1.00     5.94%     0.24%     5.72%             0.37%         $495,565-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2001        (0.04)     $1.00     4.20%     0.24%     4.11%             0.37%         $462,881-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
2002        (0.01)     $1.00     0.91%     0.24%  (6) 1.82%         (6) 0.37%      (6)$10,624-----
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------



(1) "Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable."

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Less than $0.01 per share.

(4) "For six-months ended May 31, 2002 (unaudited)"

(5) "Effective December 1, 2001, the following Funds adopted the provisions of the American Institute of Certified Public Accountants (""AICPA"")" Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term "debt securities. The effect of the change for the six months ended May 31, 2002 was as follows:"

      --------------------------------------------------------------------------
                                                Increase
                                                (Decrease)
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Fund                       Net            Net                 Ratio of Net
                                                                      Investment
                                 Investment     Realized/Unrealized   Income to
                                 Income Per     Gain/Loss per        Average Net
                                 Share          Share                 Assets
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      North Carolina Municipal
      Income Fund                -----          -----              -----
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      South Carolina Municipal
      Income Fund                -----          -----              (0.03)%
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      Virginia Municipal Bond    -----          -----              -----
      Fund
      --------------------------------------------------------------------------

     "Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this " change in presentation.

(6) Computed on an annualized basis.
(7)   "Less than $1,000."

(See Notes which are an integral part of the Financial Statements)

The Wachovia Funds
The Wachovia Municipal Funds
Combined Notes to Financial Statements
May 31, 2002 (unaudited)
--------------------------------------------------------------------------------

1. Organization

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment companies. The Trusts consist of twenty-two portfolios. The financial statements of the following 20 portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

                                  THE WACHOVIA FUNDS

            Portfolio                           Investment Objective
            ----------                          --------------------
Wachovia Equity Fund ("Equity       Seeks to produce growth of principal and
Fund")                              income.
Wachovia Quantitative Equity Fund   Seeks to provide growth of principal and
  ("Quantitative Equity Fund")      income.
Wachovia Growth & Income Fund       Seeks to provide total return through growth
  ("Growth & Income Fund")          of capital and current income.
Wachovia Equity Index Fund          Seeks to provide a total return that
   ("Equity Index Fund")            approximates that of the stock market as
                                    measured by the S&P 500 Index.
Wachovia Emerging Markets Fund      Seeks to produce long-term capital
  ("Emerging Markets Fund")         appreciation.
Wachovia Personal Equity Fund       Seeks growth of principal and income, while
  ("Personal Equity Fund")          minimizing the impact of taxes on
                                    shareholder returns.
Wachovia Balanced Fund              Seeks to provide long-term growth of
  ("Balanced Fund")                 principal and current income.
Wachovia Blue Chip Value Fund       Seeks to produce growth of principal and
  ("Blue Chip Value Fund")          income.
Wachovia New Horizons Fund ("New    Seeks to produce capital appreciation.
  Horizons Fund")
Wachovia International Equity       Seeks to produce capital appreciation.
  ("International Equity Fund")
Wachovia Fixed Income Fund          Seeks a high level of total return.
  ("Fixed Income Fund")
Wachovia Intermediate Fixed Income  Seek current income consistent with
  Fund ("Intermediate Fixed Income  preservation of capital.
  Fund")
Wachovia Short-Term Fixed Income   Seeks produce a high level of current income.
  Fund ("Short-Term Fixed Income
  Fund")
Wachovia Money Market Fund          To provide current income consistent with
  ("Money Market Fund")             stability of principal and liquidity.
Wachovia Tax-Free Money Market      To provide current income exempt from
  Fund                              federal regular income tax consistent with
  ("Tax-Free Fund")                 stability of principal and liquidity.
Wachovia U.S. Treasury Money        To provide current income consistent with
  Market Fund                       stability of principal and liquidity.
  ("U.S. Treasury Money Market
  Fund")


                             THE WACHOVIA MUNICIPAL FUNDS

            Portfolio                           Investment Objective
            ----------                          --------------------
Wachovia Georgia Municipal Bond     Seeks to provide current income which is
  Fund ("Georgia Municipal Bond     exempt from federal regular income tax and
  Fund")**                          the income taxes imposed by the State of
                                    Georgia.
Wachovia North Carolina Municipal   Seek to provide current income which is
  Bond Fund ("North Carolina        exempt from federal regular income tax and
  Municipal Bond Fund")**           the income taxes imposed by the State of
                                    North Carolina.
Wachovia South Carolina Municipal   Seek to provide current income which is
  Bond Fund ("South Carolina        exempt from federal regular income tax and
  Municipal Bond Fund")**           South Carolina state income taxes.
Wachovia Virginia Municipal Bond    Seeks to provide a high level of current
  Fund ("Virginia Municipal Bond    income that is exempt
  Fund")**                          from federal regular income tax and the
                                    income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

** Non-diversified portfolio.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

     Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act. The Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

     Repurchase Agreements - It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


     Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes, as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information. Non-cash dividends included in dividend income if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     As required effective December 1, 2001, each Trust have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began accreting discount and amortizing premiums and discounts on long-term debt securities. Prior to December 1, 2001, the Funds did not amortize long-term premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets on the Funds, but resulted in adjustments to the financial statements as follows:

   -----------------------------------------------------------------------------
                                    Undistributed
                                  (Distributions in
                                    Excess of) Net    Net Realized    Cost of
                                  Investment Income       Loss      Investments
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Balanced Fund                      ($566,249)        $336,134    ($230,115)
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Fixed Income Fund                  (358,029)         (353,884)    (711,913)
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Intermediate   Fixed   Income        15,553             ---        15,553
   Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Short-Term Fixed Income Fund         77,624          (73,533)       4,091
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Georgia Municipal Bond Fund          8,522              ---         8,522
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   North   Carolina    Municipal       458,009             ---        458,009
   Bond Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   South   Carolina    Municipal       237,506             ---        237,506
   Bond Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Virginia Municipal Bond Fund         21,380             ---        21,380
   -----------------------------------------------------------------------------

     The effect of this change for the six-month period ended May 31, 2002 was as follows:

   -----------------------------------------------------------------------------
                               Undistributed   Net Realized     Net Unrealized
                              (Distributions
                               in Excess of)
                              Net Investment
                                  Income        Gain/Loss        Appreciation/
                                                                 Depreciation
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Balanced Fund                 $(82,123)       $260,489         $(178,366)
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Fixed Income Fund             (511,064)       954,809           (443,745)
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Intermediate  Fixed Income     (7,352)         11,229            (3,877)
   Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Short-Term   Fixed  Income    (31,152)         24,291             6,861
   Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Georgia   Municipal   Bond      5,637         (5,469)             (168)
   Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   North  Carolina  Municipal     (1,354)       (157,949)           159,303
   Bond Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   South  Carolina  Municipal    (55,119)         24,842            30,277
   Bond Fund
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Virginia   Municipal  Bond      2,560         (1,874)             (686)
   Fund
   -----------------------------------------------------------------------------

     The Statement of Changes in Net Assets and Financial Highlights for prior period have not been restated to reflect this change in presentation. For the Funds of the Trusts not indicated above, the adoption of the Guide did not have any effect on their financial statements.

     Federal Taxes - It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

     Withholding taxes on foreign interest, dividends and capital gains in the Funds have been provided for in accordance with the applicable country's tax rules and rates.

     At November 30, 2001, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

                      Total       Amount      Amount    Amount     Amount      Amount       Amount       Amount
                     Tax Loss    Expiring    Expiring  Expiring   Expiring    Expiring     Expiring     Expiring
       Fund        Carryforward  In 2002     In 2003   In 2004     In 2005     In 2006     In 2008       In 2009
       ----        ------------  -------     -------   -------     -------     -------     -------       -------
Equity Fund         $46,147,083 $          $          $          $           $           $              $46,147,083
                                ---        ---        ---        ---         ---         ---
Emerging Markets     37,989,555                                               17,036,882                 20,952,673
Fund                               ---        ---        ---         ---                     ---
Balanced Fund        25,048,766                                                                          25,048,766
                                   ---        ---        ---         ---         ---         ---
Blue Chip Value         123,968                                                                             123,968
Fund                               ---        ---        ---         ---         ---         ---
New Horizons Fund       303,383                                                                             303,383
                                   ---        ---        ---         ---         ---         ---
International           549,796                                                                             549,796
Equity Fund                        ---        ---        ---         ---         ---         ---
Fixed Income Fund     3,559,819                                                             3,559,819
                                   ---        ---        ---         ---         ---                       ---
Short-Term Fixed      2,637,618  1,833,583    250,580    467,184      86,271
Income Fund                                                                      ---         ---           ---


     When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

     Dollar Roll Transactions - Balanced Fund, Fixed Income Fund and Intermediate Fixed Income Fund enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     Futures Contracts - The Funds listed below purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

     For the six months ended May 31, 2002, the following Funds had realized gains (losses) on futures contracts as follows:

                                 Realized Gain
   Fund                             (Loss)
                              on Futures Contracts
   Equity Fund                  $ 194,946
   Quantitative Equity Fund
                                (189,889)
   Growth & Income Fund
                                 606,907
   Equity Index Fund
                                (332,959)
   Personal Equity Find
                                  51,050
   Balanced Fund
                                  98,104
   Fixed Income Fund
                                 438,708
   Intermediate Fixed Income
   Fund                          (22,675)

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At May 31, 2002, the Funds had outstanding futures contracts as set forth below:

    EQUITY FUND
                                 Contracts to                          Unrealized
    Expiration                      Deliver                           Depreciation
       Date                                               Position
     June 2002               20 S&P Index Futures          Long        $(405,140)

   QUANTITATIVE EQUITY FUND
                                 Contracts to                          Unrealized
    Expiration                      Deliver                           Depreciation
       Date                                               Position
     June 2002               73 S&P Index Futures          Long       $(1,553,761)

   GROWTH & INCOME FUND
                                 Contracts to                          Unrealized
    Expiration                      Deliver                           Depreciation
       Date                                               Position
     June 2002             27 S&P 500 Index Futures        Long        $(49,489)

   EQUITY INDEX FUND
                                 Contracts to                          Unrealized
    Expiration                      Deliver                           Depreciation
       Date                                               Position
     June 2002               16 S&P Index Futures          Long        $(308,562)

   PERSONAL EQUITY FUND
                                 Contracts to                          Unrealized
    Expiration                      Deliver                           Depreciation
       Date                                               Position
     June 2002             86 S&P 500 Index Futures        Long        $(481,677)


     Foreign Exchange Contracts- Emerging Markets Fund and International  Equity
     Fund may enter into foreign  currency  commitments for the delayed delivery of securities or foreign currency exchange  transactions.  Emerging Markets
     Fund may enter  into  foreign  currency  contract  transactions  to protect assets  against  adverse  changes in  foreign  currency  exchange  rates or exchange  control  regulations.  Purchased  contracts  are used to  acquire exposure  to foreign  currencies;  whereas,  contracts  to sell are used to hedge the securities  against currency  fluctuations.  Risks may arise upon
     entering   into  these   contracts   from  the   potential   inability   of
     counterparties   to  meet  the   terms  of  their   commitments   and  from
     unanticipated  movements in security prices or foreign  exchange rates. The foreign  currency  translations  are adjusted by the daily exchange rate of the underlying  currency and any gains or losses are recorded for financial statement  purposes as  unrealized  until the  settlement  date. At May 31,
     2002,  International  Equity  Fund  had  no  outstanding  foreign  currency commitments.

     At May 31, 2002, the Emerging Markets Fund had outstanding foreign currency exchange contracts as set forth below:

                                                                               Net
                                                                         Unrealized
                   Contracts to                      In    Contracts     Appreciation
Settlement Date    Deliver/Receive           Exchange for  at Value      (Depreciation)

Contracts
Purchased:
June 3, 2002       764,916 Hong Kong Dollar       $98,072       $98,068  $           (4)
June 4, 2002       190,608 Hong Kong Dollar         24,438        24,437 (1)
June 5, 2002       17,344,635 Hungarian             67,188        66,836 (352)
                   Forint
June 3, 2002         4,854,520 Mexican Peso       501,500       503,685  2,185
June 4, 2002       46,440,214 Thailand Baht    1,095,805     1,096,840   1,035
                                                                         ----------------
                   Net Unrealized
                   Appreciation on Foreign                               $2,863
                   Exchange Contracts
                                                                         ================
                                                                         ================

     Foreign Currency Translation - The accounting records of Emerging Markets Fund and International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

     Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other - Investment transactions are accounted for on a trade date basis.

3. Shares of Beneficial Interest

The Declarations of Trust of The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:






----------------------------------------------------------------------------------------------------------------------
                                     Equity Fund                                  Quantitative Equity Fund
                ------------------------------------------------------------------------------------------------------
                Six Months Ended                Year Ended             Six Months Ended          Year Ended
                May 31, 2002                    November 30, 2001      May 31, 2002              November 30, 2001
Class A Shares    Shares           Dollars       Shares       Dollars   Shares        Dollars     Shares     Dollars
-----------------------------------------------------------------------------------------------------------------------
Shares sold       323,364          $4,082,098    2,404,910    $34,384,5394,777        $1,466,546  1,073,066  $18,865,379
Shares issued to  5,536            72,521        211,214      3,465,728 159,403       2,514,149    263,850   5,223,606
shareholders in
payment of
distributions
declared
Shares redeemed   (2,988,454)      (38,713,191)  (2,973,838)  (42,313,64(636,577)     (9,758,277) (2,196,602)(38,358,376)
                  -----------      ------------  -----------  -------------------     ----------- -----------------------
   Net change
resulting from    (2,659,554)      $(34,558,572) (357,714)    $(4,463,38(382,397)     $(5,777,582)(859,686)  $(14,269,391)
                  ===========      ============= =========    ===================     =====================  ============
   Class A Share
transactions

                  Six Months Ended              Year Ended             Six Months Ended          Year Ended
                    May 31, 2002                 November 30, 2001      May 31, 2002              November 30, 2001
                    ---------------------------------------------------------------------------------------------------
Class B Shares      Shares         Dollars       Shares       Dollars   Shares        Dollars     Shares     Dollars
-----------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         13,608         $170,748      83,109       $1,229,7767,981         $121,916    46,303     $839,227
Shares issued to
shareholders in     ---            ---           18,936       310,354   53,993        838,515     73,882     1,453,247
payment of
distributions
declared
Shares redeemed     (71,375)       (869,101)     (105,640)    (1,454,461(119,831)     (1,809,322) (194,905)  (3,333,502)
                    --------       ---------     ---------    -------------------     ----------- ---------  -----------
   Net change
resulting from      (57,767)       $(698,353)    (3,595)      $85,669   (57,857)      $(848,891)  (74,720)   $(1,041,028)
                    ========       ==========    =======      =======   ========      ==========  ========   ============
   Class B Share
transactions

                  Six Months Ended              Period Ended November  Period Ended              Period Ended
                                                30,                                              November 30,
                    May 31, 2002                 2001 (1)               April 30, 2002 (5)        2001 (1)
Class C Shares      Shares         Dollars       Shares       Dollars   Shares        Dollars     Shares     Dollars
-----------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         72             $923          39,272       $634,679  ---           $           4,785      $93,658
                                                                                      --
Shares issued to
shareholders in     ---            ---           --           ---       ---           4           ---        --
payment of
distributions
declared
Shares redeemed     (6,764)        (86,135)      (3,059)      (41,943)  (7)           (110)       (4,778)    (88,153)
                    -------        --------      -------      --------  ---           -----       -------    --------
   Net change
resulting from      (6,692)        $(85,212)     36,213       $592,736  (7)           $(106)      7          $5,505
                    =======        =========     ======       ========  ===           ======      =          ======
   Class C Share
transactions



              Equity Fund (continued)                     Quantitative Equity Fund
                                                                (continued)
----------------------------------------------------------------------------------------
                  Six Months Ended              Year Ended             Six Months Ended          Year Ended
                    May 31, 2002                 November 30, 2001      May 31, 2002              November 30, 2001
Class Y Shares      Shares         Dollars       Shares       Dollars   Shares        Dollars     Shares     Dollars
-----------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         2,795,435      $34,945,579   3,537,322    $51,099,66189,931       $2,950,701  701,978    $12,141,249
Shares issued to
shareholders in     16,534         216,302       356,421      5,819,488 1,215,706     19,209,349  1,641,134  32,599,321
payment of
distributions
declared
Shares redeemed     (3,595,637)    (45,099,982)  (4,115,637)  (56,694,93(1,464,770)   (22,804,370)(3,471,458)(61,767,054)
                    -----------    ------------  -----------  ---------------------   -----------------------------------
   Net change
resulting from      (783,668)      $(9,938,101)  (221,894)    $224,221  (59,133)      $(644,320)  (1,128,346)$(17,026,484)
                    =========      ============  =========    ========  ========      ==========  ========================
   Class Y Share
transactions
   Net change
resulting from      (3,507,681)    $(45,280,238) (546,990)    $(3,560,75(499,394)     $(7,270,899)(2,062,745)$(32,331,398)
                    ===========    ============= =========    ===================     ====================================
   fund share
transactions



                                                Growth & Income Fund
                  ---------------------------------------------------------------------------------
                                Six Months Ended                            Year Ended
                                    May 31, 2002                         November 30, 2001
Class A Shares           Shares                Dollars                 Shares           Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         84,042            $1,201,457                 686,072            $10,712,959
Shares issued to
shareholders in     164,659           2,267,360                  313,706            5,706,315
payment of
distributions
declared
Shares redeemed     (671,205)         (8,776,021)                (1,325,749)        (20,372,057)
                    ---------         -----------                -----------        ------------
   Net change
resulting from      (422,504)         $(5,307,204)               (325,971)          $(3,952,783)
                    =========         ============               =========          ============
   Class A Share
transactions


                  Six Months Ended                              Period Ended November 30,
                    May 31, 2002                                 2001 (1)
Class B Shares      Shares            Dollars                    Shares             Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         132               $1,784                     9,540              $165,913
Shares   issued  to
shareholders     in 406               5,555                      1                  14
payment          of
distributions
declared
Shares redeemed     (182)             (2,342)                    (488)              (7,379)
                    -----             -------                    -----              -------
   Net change
resulting from      356               $4,997                     9,053              $158,548
                    ===               ======                     =====              ========
   Class A Share
transactions

                  Six Months Ended                              Period Ended November 30,
                    May 31, 2002                                 2001 (1)
Class C Shares      Shares            Dollars                    Shares             Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         --                $                   --     278                $5,200
Shares   issued  to
shareholders     in 11                148                        1                  14
payment          of
distributions
declared
Shares redeemed     (84)              (1,099)                    (35)               (574)
                    ----              -------                    ----               -----
   Net change
resulting from      (73)              $(951)                     244                $4,640
                    ====              ======                     ===                ======
   Class A Share
transactions

                  Six Months Ended                              Year Ended November 30,
                    May 31, 2002                                 2001
Class Y Shares      Shares            Dollars                    Shares             Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         292,596           $3,909,384                 753,710            $12,277,121
Shares   issued  to
shareholders     in 191,229           2,637,047                  301,514            5,493,581
payment          of
distributions
declared
Shares redeemed     (948,927)         (12,496,759)               (1,026,116)        (15,749,276)
                    ---------         ------------               -----------        ------------
   Net change
resulting from      (465,102)         $(5,950,328)               29,108             $2,021,426
                    =========         ============               ======             ==========
   Class Y Share
transactions
   Net change
resulting from      (887,323)         $(11,253,486)              (287,566)          $(1,768,169)
                    =========         =============              =========          ============
   fund share
transactions

                  Equity Index Fund
                  ---------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------
                  Six Months Ended                               Year Ended
                    May 31, 2002                                 November 30, 2001
Class A Shares      Shares            Dollars                    Shares             Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         1,256,451         $51,788,972                1,156,476          $25,581,572
Shares   issued  to
shareholders     in 51,066            1,071,925                  53,871             1,222,716
payment          of
distributions
declared
Shares redeemed     (963,808)         (19,797,723)               (2,660,428)        (58,360,000)
                    ---------         ------------               -----------        ------------
   Net change
resulting from      343,709           $33,063,174                (1,450,081)        $(31,555,712)
                    =======           ===========                ===========        =============
   Class A Share
transactions
Class A Share
transactions

                  Six Months Ended                              Period Ended
                    May 31, 2002                                 November 30, 2001 (1)
Class B Shares      Shares            Dollars                    Shares             Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         13,874            $620,563                   64,105             $1,384,795
Shares   issued  to
shareholders     in 428               8,964                      69                 1,524
payment          of
distributions
declared
Shares redeemed     (5,137)           (104,105)                  (2,147)            (46,798)
                    -------           ---------                  -------            --------
   Net change
resulting from      9,165             $525,422                   62,027             $1,339,521
                    =====             ========                   ======             ==========
   Class B Share
transactions
Class B Share
transactions






                  Equity Index Fund (continued)
                  ---------------------------------
                  Six Months Ended                              Period Ended
                    May 31, 2002                                 November 30, 2001 (1)
Class C Shares      Shares            Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         21,127            $1,095,909                 137,554            $2,971,186
Shares issued to
shareholders in     870               18,210                     146                3,156
payment of
distributions
declared
Shares redeemed     (7,098)           (144,153)                  (12,170)           (290,870)
                    -------           ---------                  --------           ---------
   Net change
resulting from      14,899            $969,966                   125,530            $2,683,472
                    ======            ========                   =======            ==========
   Class C Share
transactions
Class C Share
transactions


                  Six Months Ended                               Year Ended
                    May 31, 2002                                 November 30, 2001
Class Y Shares      Shares            Dollars                    Shares             Dollars
----------------------------------------------------------------------------------------------------
--------------------
Shares sold         948,828           $51,182,431                3,491,191          $78,037,569
Shares   issued  to
shareholders     in 106,852           2,243,015                  137,406            3,113,907
payment          of
distributions
declared
Shares redeemed     (8,261,193)       (172,444,446)              (4,994,565)        (113,716,663)
                    -----------       -------------              -----------        -------------
   Net       change
resulting from      (7,205,513)       $(119,019,000)             (1,365,968)        $(32,565,187)
                    ===========       ==============             ===========        =============
Class    Y    Share
transactions
   Net       change
resulting from      (6,837,740)       $(84,460,438)              (2,628,492)        $(60,097,906)
                    ===========       =============              ===========        =============
   fund       share
  transactions


--------------------------------------------------------------------------------------------------------------------
                                  Emerging Markets Fund                            Personal Equity Fund
                 --------------------------------------------------------------------------------------------------
                 --------------------------------------------------------------------------------------------------
                 Six Months Ended              Year Ended                Six Months Ended      Year Ended
                   May 31, 2002                November 30, 2001          May 31, 2002         November 30, 2001
Class A Shares     Shares       Dollars        Shares        Dollars      Shares   Dollars     Shares     Dollars
--------------------------------------------------------------------------------------------------------------------
-------------------
Shares sold        2,309,113    $23,249,924    8,348,016     $79,238,190  3,275    $23,960     278,678    $2,360,482
Shares issued to
shareholders in    10,817       100,381        5,460         48,365       22       170         67
payment of                                                                                                653
distributions
declared
Shares redeemed    (2,817,319)  (28,514,846)   (8,453,344)   (81,274,476) (2,915)  (20,805)    (275,406)  (2,184,209)
                   -----------  ------------   -----------   ------------ -------  --------    ---------  -----------
   Net change
resulting from     (497,389)    $(5,164,541)   (99,868)      $(1,987,921) 382      $3,325      3,339      $176,926
                   =========    ============   ========      ============ ===      ======      =====      ========
   Class A Share
transactions

                 Six Months Ended              Period Ended              Six Months Ended     Period Ended
                   May 31, 2002                 November 30, 2001 (1)     May 31, 2002         November 30, 2001
                                                                                               (1)
                   Shares       Dollars         Shares       Dollars      Shares   Dollars     Shares     Dollars

Class B Shares
--------------------------------------------------------------------------------------------------------------------
-------------------
Shares sold        195          $2,100          850          $9,047       405      $3,000      4,505      $40,250
Shares issued to
shareholders in    1            6               --           --           3        20          --*        2
payment of
distributions
declared
Shares redeemed    (15)         (159)           (747)        (7,568)      (15)     (104)       (9)        (75)
                   ----         -----           -----        -------      ----     -----       ---        ----
   Net change
resulting from     181          $1,947          103          $1,479       393      $2,916      4,496      $40,177
                   ===          ======          ===          ======       ===      ======      =====      =======
   Class B Share
transactions

                        Six Months Ended             Period Ended          Six Months Ended       Period Ended
                           May 31, 2002           November 30, 2001(1)        May 31, 2002      November 30, 2001
                                                                                                       (1)
                      Shares        Dollars       Shares       Dollars     Shares    Dollars    Shares    Dollars

Class C Shares
--------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         1,701       $16,995         1,837       $17,752       ---      $           24        $250
                                                                                   --
Shares issued to
shareholders in     11          97              4           35            ---      ---         --*       2
payment of
distributions
declared
Shares redeemed     (14)        (159)           (312)       (2,755)       (15)     (106)       (9)       (76)
                    ----        -----           -----       -------       ----     -----       ---       ----
   Net change
resulting from      1,698       $16,933         1,529       $15,032       (15)     $(106)      15        $176
                    =====       =======         =====       =======       ====     ======      ==        ====
   Class C Share
transactions

                        Six Months Ended               Year Ended          Six Months Ended        Year Ended
                           May 31, 2002             November 30, 2001         May 31, 2002      November 30, 2001
                    Shares      Dollars         Shares      Dollars       Shares   Dollars     Shares   Dollars

Class Y Shares
--------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         5,005,592   $51,040,169     3,500,483   $33,522,007   1,139,008$8,613,523  2,587,857  $21,686,802
Shares issued to
shareholders in     59,006      547,574         32,995      309,878       20,338   158,809     330,688     3,216,958
payment of
distributions
declared
Shares redeemed     (7,861,072) (80,244,344)    (4,494,228) (42,658,875)  (3,870,807) (29,107,218)(4,268,878)  (35,677,745)
                    ----------- ------------    ----------- ------------  ------------------------------------------
   Net change
resulting from      (2,796,474) $(28,656,601)   (960,750)   $(8,826,990)  (2,711,461) $(20,334,886)(1,350,333)$(10,773,985)
                    =========== =============   =========   ============  ===========================================
   Class Y Share
transactions
   Net change
resulting from      (3,291,984) $(33,802,262)   (1,058,986) $(10,798,400) (2,710,701)($20,328,751)(1,342,483) $(10,556,706)
                    =========== =============   =========== ============= ===========================================
   fund share
transactions


                  Blue Chip Value Fund                                   New Horizons Fund
                  -------------------------------------------------------------------------------------------------
                  -------------------------------------------------------------------------------------------------
                  Six Months Ended              Period Ended             Six Months Ended      Period Ended
                    May 31, 2002                November 30, 2001 (2)     May 31, 2002         November 30, 2001
                                                                                               (3)
Class A Shares      Shares      Dollars         Shares     Dollars        Shares   Dollars     Shares   Dollars
--------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         4,991       $44,442         46,320     $431,817       4,045    $22,218     27,277   $219,442
Shares   issued  to
shareholders     in 115         1,031           5          48             ---      ---         --       --
payment          of
distributions
declared
Shares redeemed     (6,556)     (59,123)        (2,076)    (18,097)       (4,399)  (25,052)    (3,967)  (25,748)
                    -------     --------        -------    --------       -------  --------    -------  --------
   Net change
resulting from      (1,450)     $(13,650)       44,249     $413,768       (354)    $(2,834)    23,310   $193,694
                    =======     =========       ======     ========       =====    ========    ======   ========
   Class A Share
transactions

                  Six Months Ended              Period Ended            Six Months Ended      Period Ended
                    May 31, 2002                November 30, 2001 (2)    May 31, 2002         November 30, 2001 (2)
                    Shares      Dollars         Shares     Dollars       Shares    Dollars    Shares    Dollars

Class B Shares
--------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         9           $75             17,459     $166,510      67        $375       16,179    $120,570
Shares redeemed     (3,292)     (29,138)        (552)      (4,664)       (724)     (4,390)    (1,625)   (9,644)
                    -------     --------        -----      -------       -----     -------    -------   -------
   Net change
resulting from      (3,283)     $(29,063)       16,907     $161,846      (657)     $(4,015)   14,554    $110,926
                    =======     =========       ======     ========      =====     ========   ======    ========
   Class B Share
transactions

                  Six Months Ended              Period Ended            Six Months Ended      Period Ended
                    May 31, 2002                November 30, 2001 (2)    May 31, 2002         November 30, 2001 (2)
                    Shares      Dollars         Shares     Dollars       Shares    Dollars    Shares    Dollars

Class C Shares
--------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         67          $594            7,680      $77,845       101       $594       22,854    $179,019
Shares redeemed     (15)        (128)           (5,934)    (54,646)      (15)      (78)       (6,469)   (44,145)
                    ----        -----           -------    --------      ----      ----       -------   --------
   Net change
resulting from      52          $466            1,746      $23,199       86        $516       16,385    $134,874
                    ==          ====            =====      =======       ==        ====       ======    ========
   Class C Share
transactions

                  Six Months Ended             Period Ended             Six Months Ended      Period Ended
                    May 31, 2002                November 30, 2001 (2)    May 31, 2002         November 30, 2001 (2)
                    Shares      Dollars         Shares     Dollars       Shares    Dollars    Shares    Dollars

Class Y Shares
--------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         81,637      $725,890        159,469    $1,543,188    25,738    $156,413   164,374   $1,469,883
Shares issued to
shareholders in     590         5,293           215        2,001         ---       ---        --        --
payment of
distributions
declared
Shares redeemed     (30,045)    (275,629)       (540)      (4,695)       (30,481)  (170,324)  (7,548)   (47,481)
                    --------    ---------       -----      -------       --------  ---------  -------   --------
   Net change
resulting from      52,182      $455,554        159,144    $1,540,494    (4,743)   $(13,911)  156,826   $1,422,402
                    ======      ========        =======    ==========    =======   =========  =======   ==========
   Class Y Share
transactions
   Net change
resulting from      47,501      $413,307        222,046    $2,139,307    (5,668)   $(20,244)  211,075   $1,861,896
                    ======      ========        =======    ==========    =======   =========  =======   ==========
   fund share
transactions


                       International Equity Fund
                       ---------------------------------------------------------------------
                       ---------------------------------------------------------------------
                       Six Months Ended                  Period Ended
                         May 31, 2002                     November 30, 2001 (4)
Class A Shares           Shares          Dollars          Shares          Dollars
---------------------------------------------------------------------------------------------
-------------------------
Shares sold              525,604         $4,532,157       1,137,315       $10,163,770
Shares redeemed          (635,936)       (5,513,111)      (508,979)       (4,334,312)
                         ---------       -----------      ---------       -----------
   Net change resulting
from                     (110,332)       $(980,954)       628,336         $5,829,458
                         =========       ==========       =======         ==========
   Class A Share
transactions

                       Six Months Ended                  Period Ended
                         May 31, 2002                     November 30, 2001 (4)
                         Shares          Dollars          Shares          Dollars

Class B Shares
---------------------------------------------------------------------------------------------
-------------------------
Shares sold              88              $768             150             $1,370
Shares redeemed          (25)            (217)            --              --
                         ----            -----            --              --
   Net change resulting
from                     63              $551             150             $1,370
                         ==              ====             ===             ======
   Class B Share
transactions

                       Six Months Ended                  Period Ended
                         May 31, 2002                     November 30, 2001 (4)
                         Shares          Dollars          Shares          Dollars

Class C Shares
---------------------------------------------------------------------------------------------
-------------------------
Shares sold              --              $                11,013          $109,150
                                         --
Shares redeemed          (25)            (216)            (484)           (4,177)
                         ----            -----            -----           -------
   Net change resulting
from                     (25)            ($216)           10,529          $104,973
                         ====            ======           ======          ========
   Class C Share
transactions

                       Six Months Ended                  Period Ended
                         May 31, 2002                     November 30, 2001 (4)
                         Shares          Dollars          Shares          Dollars

Class Y Shares
---------------------------------------------------------------------------------------------
-------------------------
Shares sold              94,804          $819,464         622,036         $5,900,889
Shares redeemed          (167,925)       (1,467,474)      (73,423)        (602,557)
                         ---------       -----------      --------        ---------
   Net change resulting
from                     (73,121)        $(648,010)       548,613         $5,298,332
                         ========        ==========       =======         ==========
   Class Y Share
transactions
   Net change resulting
from                     (183,415)       $(1,628,629)     1,187,628       $11,234,133
                         =========       ============     =========       ===========
   fund share
transactions


                                          Balanced Fund                                   Fixed Income Fund
                      -----------------------------------------------------------------------------------------------------
                      Six Months Ended,            Year Ended               Six Months Ended,         Year Ended
                        May 31, 2002               November 30, 2001         May 31, 2002             November 30, 2001
Class A Shares          Shares         Dollars     Shares        Dollars     Shares        Dollars    Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
------------------------
Shares sold             682,738        $7,519,489  4,050,028     $48,489,865 790,146       $7,914,909 6,311,942 $63,281,074
Shares issued to
shareholders in         119,190        1,336,398   1,352,185     17,072,787  79,483        794,189    302,238   3,020,154
payment of
distributions declared
Shares redeemed         (6,976,590)    (77,974,977)(6,643,603)   (79,049,859)(4,278,826)   (42,806,795) (7,957,138)  (79,677,185)
                        -----------    -----------------------   -----------------------   ---------------------------------
   Net change
resulting from          (6,174,662)    $(69,119,090)(1,241,390)   $(13,487,207)(3,409,197)   $(34,097,697)(1,342,958) $(13,375,957)
                        ===========    =======================   =======================   ==================================
   Class A Share
transactions

                       Six Months Ended,          Year Ended                Six Months Ended,         Year Ended
                         May 31, 2002             November 30, 2001          May 31, 2002             November 30, 2001
Class B Shares           Shares       Dollars     Shares         Dollars     Shares        Dollars    Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
-------------------------
Shares sold              18,147       $199,491    362,717        $4,407,636  23,824        $240,201   74,406    $747,742
Shares issued to
shareholders in payment  12,975       145,299     144,625        1,829,522   1,533         15,321     2,408     24,126
of distributions
declared
Shares redeemed          (240,286)    (2,650,862) (311,947)      (3,621,332) (53,497)      (539,569)  (23,096)  (230,059)
                         ---------    ----------- ---------      ----------- --------      ---------  --------  ---------
   Net change resulting
from                     (209,164)    $(2,306,072)195,395        $2,615,826  (28,140)      $(284,047) 53,718    $541,809
                         =========    ===================        ==========  ========      ========== ======    ========
   Class B Share
transactions


                       Six Months Ended,         Period Ended              Six Months Ended,         Period Ended
                         May 31, 2002             November 30, 2001 (1)     May 31, 2002              November 30, 2001 (1)
Class C Shares           Shares       Dollars     Shares         Dollars    Shares         Dollars    Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
-------------------------
Shares sold              ---          $           43,219         $524,105   252            $2,554     8,458     $84,408
                                      --
Shares issued to
shareholders in payment  214          2,407       336            4,005      189            1,887      234       2,356
of distributions
declared
Shares redeemed          (21,452)     (234,175)   (6,300)        (72,655)   (265)          (2,665)    (1,033)   (10,648)
                         --------     ---------   -------        --------   -----          -------    -------   --------
   Net change resulting
from                     (21,238)     $(231,768)  37,255         $455,455   176            $1,776     7,659     $76,116
                         ========     ==========  ======         ========   ===            ======     =====     =======
   Class C Share
transactions


                      Six Months Ended,           Year Ended               Six Months Ended,          Year Ended
                        May 31, 2002              November 30, 2001         May 31, 2002              November 30, 2001
Class Y Shares          Shares        Dollars     Shares         Dollars    Shares         Dollars    Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
------------------------
Shares sold             827,181       $9,068,274  2,014,492      $23,604,262 5,345,734      $53,693,210    11,516,174  $115,093,642
Shares issued to
shareholders in         89,014        997,492     2,070,268      26,345,826  274,214        2,737,851      724,007     7,248,037
payment of
distributions declared
Shares redeemed         (2,911,384)   (32,111,669)(6,272,997)    (74,794,471)(12,301,934)   (123,357,830)  (9,609,051  (96,149,348)
                        -----------   -----------------------    -----------------------   ---------------------------------
   Net change
resulting from          (1,995,189)   $(22,045,903(2,188,237)    $(24,844,383)(6,681,986)    $(66,926,769)  2,631,130   $26,192,331
                        ===========   =======================    ======================    ==================== ===========
   Class Y Share
transactions
   Net change
resulting from          (8,400,253)   $(93,702,833(3,196,977)    $(35,260,309) (10,119,147)   $(101,306,737)  1,349,549 $13,434,299
                        ===========   =======================    =======================   ==================== ===========
   fund share
transactions
fund shares
transactions

                      Intermediate Fixed Income Fund                      Short-Term Fixed Income Fund
                      -----------------------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------------------
                      Six Months Ended,           Year Ended              Six Months Ended,          Year Ended
                        May 31, 2002              November 30, 2001        May 31, 2002              November 30, 2001
Class A Shares          Shares       Dollars      Shares         Dollars   Shares         Dollars    Shares     Dollars
----------------------------------------------------------------------------------------------------------------------------
------------------------
Shares sold             121,441      $1,210,135   3,535,016      $35,264,99511,858        $5,134,687 325,648    $3,261,826
Shares issued to
shareholders in         7,018        69,437       12,905         128,610   15,251         152,524    41,408     412,481
payment of
distributions declared
Shares redeemed         (198,073)    (1,994,450)  (3,563,103)    (35,531,52(651,147)      (6,532,411)(460,669)  (4,605,632)
                        ---------    -----------  -----------    -------------------      --------------------  -----------
   Net change
resulting from          (69,614)     $(714,878)   (15,182)       $(137,922)(124,038)      $(1,245,200)(93,613)   $(931,325)
                        ========     ==========   ========       ===================      ===================   ==========
   Class A Share
transactions

                      Period Ended,               Period Ended            Six Months Ended,          Period Ended
                                     April 30,    November 30, 2001 (1)    May 31, 2002              November 30, 2001 (1)
                        2002 (5)
Class B Shares          Shares       Dollars      Shares         Dollars   Shares         Dollars    Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
------------------------
Shares sold             --           $            25             $250      125            $1,246     21,783    $218,152
                                     --
Shares issued to
shareholders in         --           3            1              8         259            2,591      269       2,699
payment of
distributions declared
Shares redeemed         (16)         (160)        (10)           (104)     (6,493)        (65,179)   (4,912)   (48,871)
                        ----         -----        ----           -----     -------        --------   -------   --------
   Net change
resulting from          (16)         $(157)       16             $154      (6,109)        $(61,342)  17,140    $171,980
                        ====         ======       ==             ====      =======        =========  ======    ========
   Class B Share
transactions

                      Six Months Ended,           Period Ended             Six Months Ended,         Period Ended
                        May 31, 2002              November 30, 2001 (1)     May 31, 2002             November 30, 2001(1)
Class C Shares          Shares       Dollars      Shares         Dollars    Shares       Dollars     Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
------------------------
Shares sold             --           $            2,011          $19,951    2            --          609       $6,192
                                     --
Shares issued to
shareholders in         57           563          58             580        9            116         3         33
payment of
distributions declared
Shares redeemed         (16)         (159)        (10)           (104)      (16)         (161)       (10)      (104)
                        ----         -----        ----           -----      ----         -----       ----      -----
   Net change
resulting from          41           $404         2,059          $20,427    (5)          $(45)       602       $6,121
                        ==           ====         =====          =======    ===          =====       ===       ======
   Class C Share
transactions






                  Intermediate Fixed Income Fund (continued)              Short-Term Fixed Income Fund (continued)
                  Six Months Ended,                 Year Ended            Six Months Ended,          Year Ended
                    May 31, 2002                    November 30, 2001      May 31, 2002              November 30, 2001
Class Y Shares      Shares           Dollars        Shares       Dollars   Shares        Dollars     Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         1,163,156        $11,549,688    2,308,634    $23,046,412  596,024       $5,970,120  612,332   $6,082,815
Shares issued to
shareholders in     41,128           406,350        53,305       531,694       54,958        548,475     123,901   1,234,158
payment of
distributions
declared
Shares redeemed     (2,116,711)      (21,116,675)   (2,315,301) (23,159,252) (847,283)     (8,467,566) (911,704) (9,086,599)
                    -----------      ------------   -----------  -------------------     ----------- --------- -----------
   Net change
resulting from      (912,427)        $(9,160,637)   46,638       $418,854   (196,301)     $(1,948,971)(175,471) $(1,769,626)
                    =========        ============   ======       ========  =========     ===================== ============
   Class Y Share
transactions
   Net change
resulting from      (982,016)        $(9,875,268)   33,531       $301,513  (326,453)     $(3,255,558)(251,342) $(2,522,850)
                    =========        ============   ======       ========= =========     ===================== ============
   fund share
transactions


                  Georgia Municipal Bond Fund                             North Carolina Municipal Bond Fund
                  ---------------------------------------------------------------------------------------------------------
                  Six Months Ended,                Year Ended             Six Months Ended,          Year Ended
                    May 31, 2002                   November 30, 2001       May 31, 2002              November 30, 2001
Class A Shares      Shares           Dollars       Shares       Dollars    Shares        Dollars     Shares    Dollars
----------------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         6,619            $73,527       45,488       $507,639   3,158         $35,157     82,968    $930,319
Shares issued to
shareholders in     5,338            59,434        13,683       152,824    14,989        165,212     18,097    204,575
payment of
distributions
declared
Shares redeemed     (21,958)         (242,306)     (68,816)     (771,184)  (27,713)      (307,515)   (202,811) (2,289,661)
                    --------         ---------     --------     ---------  --------      ---------   --------- -----------
   Net change
resulting from      (10,001)         $(109,345)    (9,645)      $(110,721) (9,566)       $(107,146)  (101,746) $(1,154,767)
                    ========         ==========    =======      ========== =======       ==========  ========= ============
   Class A Share
transactions


                  Six Months Ended,               Year Ended             Six Months Ended,           Year Ended
                    May 31, 2002                  November 30, 2001       May 31, 2002               November 30, 2001
Class Y Shares      Shares           Dollars      Shares        Dollars   Shares         Dollars     Shares    Dollars
---------------------------------------------------------------------------------------------------------------------------
--------------------
Shares sold         587,815          $6,505,725   2,702,274     $30,320,130  1,638,790      $18,231,541 3,037,731 $34,268,787
Shares issued to
shareholders in     7,656            85,026       11,964        133,804      504,665        5,527,493   16,890    $191,048
payment of
distributions
declared
Shares redeemed     (958,468)        (10,640,964) (1,321,765)   (14,811,72  (1,851,702)    (20,604,855)(3,791,575(42,817,037)
                    ---------        ------------ -----------   ---------------------    ----------------------------------
   Net change
resulting from      (362,997)        $(4,050,213) 1,392,473     $15,642,208  291,753        3,154,179   (736,954) $(8,357,202)
                    =========        ============ =========     =================        =========   ========= ============
   Class Y Share
transactions
   Net change
resulting from      (372,998)        $(4,159,558) 1,382,828     $15,531,487  282,187        $3,047,033  (838,700) $(9,511,969)
                    =========        ============ =========     =================        ==========  ========= ============
   fund share
transactions



                  South Carolina Municipal Bond Fund
                  --------------------------------------------------------------
                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Class A Shares      Shares         Dollars        Shares            Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         84,793         $936,014       445,888           $4,958,851
Shares issued to
shareholders in     72,142         794,286        134,990           1,505,236
payment of
distributions
declared
Shares redeemed     (567,419)      (6,279,833)    (516,003)         (5,754,372)
                    ---------      -----------    ---------         -----------
   Net change
resulting from      (410,484)      $(4,549,533)   64,875            $709,715
                    ---------      ------------   ------            --------
   Class A Share
transactions

                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Class Y Shares      Shares         Dollars        Shares            Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         1,176,218      $13,024,401    1,517,093         $16,906,129
Shares issued to
shareholders in     105,014        1,148,415      11,972            133,502
payment of
distributions
declared
Shares redeemed     (917,591)      (10,143,974)   (2,027,810)       (22,573,002)
                    ---------      ------------   -----------       ------------
   Net change
resulting from      363,641        $4,028,842     (498,745)         $(5,533,371)
                    =======        ==========     =========         ============
   Class Y Share
transactions
   Net change
resulting from      (46,843)       $(520,691)           (433,870)   $(4,823,656)
                    ========       ==========     ===============   ============
   fund share
transactions


                  Virginia Municipal Bond Fund
                  --------------------------------------------------------------
                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Class A Shares      Shares         Dollars        Shares            Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         16,048         $166,062       61,143            $636,348
Shares issued to
shareholders in     13,661         140,011        21,086            219,225
payment of
distributions
declared
Shares redeemed     (49,948)       (516,472)      (38,544)          (401,647)
                    --------       ---------      --------          ---------
   Net change
resulting from      (20,239)       $(210,399)     43,685            $453,926
                    ========       ==========     ======            ========
   Class A Share
transactions








                                Virginia Municipal Bond Fund (continued)
                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Class Y Shares      Shares         Dollars        Shares            Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         426,168        $4,391,470     927,482           $9,644,693
Shares issued to
shareholders in     10,942         112,127        16,045            166,801
payment of
distributions
declared
Shares redeemed     (1,012,300)    (10,409,109)   (1,656,487)       (17,305,326)
                    -----------    ------------   -----------       ------------
   Net change
resulting from      (575,190)      $(5,905,512)   (712,960)         $(7,493,832)
                    =========      ============   =========         ============
   Class Y Share
transactions
   Net change
resulting from      (595,429)      $(6,115,911)   (669,275)         $(7,039,906)
                    =========      ============   =========         ============
   fund share
transactions

                  Money Market Fund
                  --------------------------------------------------------------
                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Investment Shares   Shares         Dollars        Shares          Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         313,444,797    $313,444,797   1,088,376,406   $1,088,376,406
Shares issued to
shareholders in     1,686,825      1,686,825      12,588,768      12,588,768
payment of
distributions
declared
Shares redeemed
                    (885,685,304)  (885,685,304)  (1,020,505,301)(1,020,505,301)
                    -------------  -------------  --------------- --------------
   Net change
resulting from      (570,553,682)  $(570,553,682) 80,459,873      $80,459,873
                    =============  ============== ==========      ===========
   Class A Share
transactions


                        Six Months Ended,                       Year Ended
                    May 31, 2002                  November 30, 2001
Institutional       Shares         Dollars        Shares          Dollars
Shares
--------------------------------------------------------------------------------
--------------------
Shares sold         572,459,636    $572,459,636   872,398,473     $872,398,473
Shares issued to
shareholders in     243,598        243,598        807,014         807,014
payment of
distributions
declared
Shares redeemed     (1,115,558,695)(1,115,558,695)(905,955,988)   (905,955,988)
                    -------------------------------------------   -------------
   Net change
resulting from      (542,855,461)  $(542,855,461) (32,750,501)    $(32,750,501)
                    -------------  -------------- ------------    -------------
   Class Y Share
transactions
   Net change
resulting from      (1,113,409,143)$(1,113,409,14347,709,372      $47,709,372
                    ========================================      ===========
   fund share
transactions



                                      Tax-Free Money Market Fund
                  --------------------------------------------------------------
                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Investment Shares   Shares         Dollars        Shares                 Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         216,686,915    $216,686,915   360,330,597       $360,330,597
Shares issued to
shareholders in     157,279        157,279        948,837           948,837
payment of
distributions
declared
Shares redeemed
                    (394,354,027)  (394,354,027)  (341,921,032)   (341,921,032)
                    -------------  -------------  -------------   -------------
   Net change
resulting from      (177,509,833)  $(177,509,833) 19,358,402      $19,358,402
                    =============  ============== ==========      ===========
   Class A Share
transactions

                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Institutional       Shares         Dollars        Shares                 Dollars
Shares
--------------------------------------------------------------------------------
--------------------
Shares sold         162,105,805    $162,105,805   424,819,873     $424,819,873
Shares issued to
shareholders in     ---            ---            ----            ----
payment of
distributions
declared
Shares redeemed
                    (464,770,315)  (464,770,315)  (416,015,729)   (416,015,729)
                    -------------  -------------  -------------   -------------
   Net change
resulting from      (302,664,510)  $(302,664,510) 8,804,144       $8,804,144
                    =============  ============== =========      ==========
   Class Y Share
transactions
   Net change
resulting from      (480,174,343)  $(480,174,343) 28,162,546     $28,162,546
                    =============  ============== ==========     ===========
   fund share
transactions

                                     U.S. Treasury Money Market Fund
                  --------------------------------------------------------------
                  Six Months Ended,               Year Ended
                    May 31, 2002                  November 30, 2001
Investment Shares   Shares         Dollars        Shares                 Dollars
--------------------------------------------------------------------------------
--------------------
Shares sold         111,464,601    $111,464,601   296,905,614      $296,905,614
Shares issued to
shareholders in     294,018        294,018        2,256,261        2,256,261
payment of
distributions
declared
Shares redeemed
                    (249,259,689)  (249,259,689)  (304,968,441)    (304,968,441)
                    -------------  -------------  -------------    -------------
   Net change
resulting from      (137,501,070)  $(137,501,070) (5,806,566)      $(5,806,566)
                    =============  ============== ===========      ============
   Class A Share
transactions







                               U.S. Treasury Money Market Fund (continued)
                        Six Months Ended,                      Year Ended
                            May 31, 2002                    November 30, 2001
Institutional           Shares        Dollars             Shares         Dollars
Shares
--------------------------------------------------------------------------------
--------------------
Shares sold         426,144,628    $426,144,628   1,332,264,106   $1,332,264,106
Shares issued to
shareholders in     84,750         84,750         230,358         230,358
payment of
distributions
declared
Shares redeemed
                  (878,486,648)  (878,486,648)  (1,365,177,676)  (1,365,177,676)
                    -------------  -------------  ---------------  -------------
   Net change
resulting from      (452,257,270)  $(452,257,270) (32,683,212)     $(32,683,212)
                    -------------  -------------- ------------     -------------
   Class Y Share
transactions
   Net change
resulting from      (589,758,340)  $(589,758,340) (38,489,778)     $(38,489,778)
                    =============  ============== =============    =============
   fund share
transactions

   (1) Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.
   (2) Reflects operations for the period from December 26, 2000 (date of initial public investment) to November 30, 2001.
   (3) Reflects operations for the period from December 22, 2000 (date of initial public investment) to November 30, 2001.
   (4) Reflects operations for the period from March 2, 2001 (date of initial public investment) to November 30, 2001.
   (5) Reflects operations for the period ended April 30, 2002 (last day of operations for the class).

   *       Rounds to less than 1 share.

4.  Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee - Effective January 2, 2002, Evergreen Investment Management Company, LLC ("EIMC"), an indirect wholly owned subsidiary of Wachovia Corporation (formerly First Union Corporation), became the interim investment adviser to the Funds and receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below. Prior to January 2, 2002, Wachovia Fund Advisers (formerly, Wachovia Asset Management), a subsidiary of Wachovia Bank, N.A. served as the Fund's investment adviser and received a fee at the same rate.

   Fund                          Annual
                                    Rate
   Equity Fund                   0.70%
   Quantitative Equity Fund      0.70%
   Growth & Income Fund          0.70%
   Equity Index Fund             0.30%
   Emerging Markets Fund         1.00%
   Personal Equity Fund          0.70%
   Balanced Fund                 0.70%
   Blue Chip Value Fund          0.70%
   New Horizons Fund             0.70%
   International Equity Fund     1.00%
   Fixed Income Fund             0.60%
   Intermediate Fixed Income     0.60%
   Fund
   Short-Term Fixed Income Fund  0.55%
   Georgia Municipal Bond Fund   0.75%
   North Carolina Municipal      0.75%
   Bond Fund
   South Carolina Municipal      0.75%
   Bond Fund
   Virginia Municipal Bond Fund  0.74%
   Money Market Fund             0.50%
   Tax-Free Money Market Fund    0.50%
   U.S. Treasury Money Market    0.50%
   Fund

   As a result of contractual obligations, the adviser may be required to waive any portion of its fee.

    Sub Adviser Fee - Effective January 2, 2002, Tattersall Advisory Group, Inc. ("TAG"), an indirect wholly owned subsidiary of Wachovia Corporation became the interim sub-adviser for Fixed Income Fund, Intermediate Fixed Income Fund, Short-Term Fixed Income Fund and the fixed income portion of Balanced Fund . TAG is paid by EIMC for its services to the Funds. Prior to January 2, 2002, Twin Capital Management, Inc. served as sub-adviser to Quantitative Equity Fund and Simms Capital Management, Inc. served as sub-adviser to International Equity Fund and were both paid by the adviser.
..
   Administrative Fee, and Transfer and Dividend Disbursing Agent and Portfolio Accounting Fees - Federated Services Company ("FServ") provides the Funds with certain administrative personnel and portfolio accounting services. Effective May 20, 2002, Evergreen Service Company, LLC, an indirect wholly owned subsidiary of Wachovia Corporation became the transfer and dividend disbursing agent for the Funds. Prior to May 20, 2002, FServ, through its subsidiary Federated Shareholder Services
   Company, served as transfer and dividend disbursing agent for the Funds.


   Distribution Services Fee - The Wachovia Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds compensate Federated Securities Corp. ("FSC"), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of The Wachovia Funds' Class B Shares and Class C Shares and the Investment Shares of Money Market Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund. The Plan provides that each Fund may incur distribution expenses up to 0.75% for The Wachovia Funds' Class B Shares and Class C Shares and 0.40% for the Money Market Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund Investment Shares based on the average daily net assets of each Fund, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

   Shareholder Services Fee - Under the terms of a Shareholder Services Agreement with Federated Administrative Services, ("FAS"), the Funds (excluding Money Market Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund) pay FAS up to 0.25% of average daily net assets of each Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

   Custodian Fees - Effective May 20, 2002, State Street Bank and Trust became the custodian for the Funds. Prior to May 20, 2002, Wachovia Bank, N.A. served as custodian to the Funds.


5. Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six-months ended May 31, 2002, were as follows:

         Fund                              Purchases           Sales
      ------------------------------   ----------------  ----------------
      Equity Fund                              $                 $       1
                                                                         -
                                             117,376,445       152,406,004
                                       ----------------  ----------------
      Quantitative Equity Fund             46,487,012        83,878,475
                                       ----------------  ----------------
      Growth & Income Fund                101,083,828       119,777,529
                                       ----------------  ----------------
      Equity Index Fund                    10,729,725        35,185,276
                                       ----------------  ----------------
      Emerging Markets Fund                18,328,113        64,456,958
                                       ----------------  ----------------
      Personal Equity Fund                127,667,475       166,594,683
                                       ----------------  ----------------
      Balanced Fund                       237,950,289       336,092,431
                                       ----------------  ----------------
      Blue Chip Value Fund                  854,090           974,503
                                       ----------------  ----------------
      New Horizons Fund                     715,677           886,846
                                       ----------------  ----------------
      International Equity Fund            6,872,774         8,292,615
                                       ----------------  ----------------
      Fixed Income Fund                   105,938,754       130,357,680
                                       ----------------  ----------------
      Intermediate Fixed Income            29,262,710        46,454,679
      Fund
                                       ----------------  ----------------
      Short-Term Fixed Income Fund         4,449,763         12,915,185
                                       ----------------  ----------------
      Georgia Municipal Bond Fund          31,058,681        33,431,399
                                       ----------------  ----------------
      North Carolina Municipal            175,006,588       173,294,518
      Bond Fund
                                       ----------------  ----------------

      South Carolina Municipal             83,872,187        98,671,488
      Bond Fund
                                       ----------------  ----------------
      Virginia Municipal Bond Fund         29,809,277        33,979,123
                                       ----------------  ----------------






Purchases and sales of long-term U.S. government securities for the period ended
   May 31, 2002, were as follows:
         Fund                              Purchases           Sales
      ------------------------------   ----------------  ----------------
      ------------------------------
      Personal Equity Fund                 $ 3,483,626      $ 3,000,000
                                       ----------------  ----------------
      Balanced Fund                        92,925,985        99,389,841
                                       ----------------  ----------------
      Fixed Income Fund                   615,622,392       756,468,591
                                       ----------------  ----------------
                                       ----------------
      Intermediate Fixed Income            94,413,761        81,681,292
      Fund
                                       ----------------  ----------------
                                       ----------------  ----------------
      Short-Term Fixed Income Fund         25,383,717        18,563,793
                                       ----------------  ----------------

6. Concentration of Credit Risk

   Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investments are diversified. Emerging Markets Fund and International Equity Fund invests in securities of non-U.S. issuers. Although the Funds maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

   At May 31, 2002, the diversification of the industries for the Funds were as follows:

   Emerging Markets Fund
      Industry               % of Net Assets
      --------               ---------------
      Basic Materials                11.6 %
      Capital Goods                   1.1 %
      Open End Funds                 16.2 %
      Communication                  14.5 %
      Services
      Consumer Cyclical               7.2 %
      Consumer Staples                3.2 %
      Energy                          6.9 %
      Financial Services             15.3 %
      Health Care                     3.5 %
      Multi-Industry                  1.4 %
      Technology                     13.9 %
      Transportation                  1.8 %
      Utilities                       3.4 %

   International Equity Fund
      Industry               % of Net Assets
      --------               ---------------
      Basic Materials                 4.9 %
      Capital Goods                   1.7 %
      Communication                   8.6 %
      Services
      Consumer Cyclical              23.4 %
      Consumer Staples                2.5 %
      Energy                          6.1 %
      Financial Services             13.5 %
      Health Care                    16.4 %
      Other                           3.5 %
      Real Estate                     5.3 %
      Technology                     10.3 %
      Utilities                       3.8 %

   Since The Wachovia Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 2002 the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

                                                       % of Portfolio
                                   % of Portfolio    Backed by Largest
    Fund                         Guaranteed/Insured  Guarantor/Insurer
    ----                         ------------------  -----------------
    Georgia Municipal Bond Fund        29.52%              11.43%
    North Carolina Municipal           21.79%              6.65%
    Bond Fund
    South Carolina Municipal           56.29%              22.69%
    Bond Fund
    Virginia Municipal Bond Fund       17.48%              6.74%



7. Subsequent Events

Effective on the close of business on June 7, 2002, the net assets and liabilities of each Fund listed below were acquired by the Evergreen fund listed below in a tax-free exchange of shares. Each Evergreen fund is an open-end management investment company registered under the Act.

Wachovia Fund                             Evergreen Fund

Balanced Fund                             Balanced Fund
Fixed Income Fund                   Core Bond Fund
Intermediate Fixed Income Fund                  Fixed Income Fund
Short-Term Fixed Income Fund              Fixed Income Fund
Georgia Municipal Bond Fund               Georgia Municipal Bond Fund
North Carolina Municipal Bond Fund        North Carolina Municipal Bond Fund
South Carolina Municipal Bond Fund        South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund              Virginia Municipal Bond Fund

Effective on the close of business on June 14, 2002, the net assets and liabilities of each Fund listed below were acquired by the Evergreen fund listed below in a tax-free exchange of shares. Each Evergreen fund is an open-end management investment company registered under the Act.

Wachovia Fund                             Evergreen Fund

Equity Fund                         Core Equity Fund
Quantitative Equity Fund                        Stock Selector Fund
Growth & Income Fund                      Core Equity Fund
Equity Index Fund                   Equity Index Fund
Emerging Markets Fund                     Emerging Markets Growth Fund
Personal Equity Fund                      Core Equity Fund
Blue Chip Value Fund                      Value Fund
New Horizons Fund                   Omega Fund
International Equity Fund                       International Growth Fund

Additional Information (unaudited)

On April 29, 2002, a Special Meeting of shareholders of each Fund listed below was held to consider a number of proposals. On February 28, 2002, the record date of the meeting, each Fund had the following

                                 North         South
                  Georgia        Carolina      Carolina     Virginia
                  Municipal      Municipal     Municipal
                  Bond Fund      Bond Fund     Bond Fund    Municipal Bond Fund
Record Date
Shares
outstanding       11,892,491.26  38,506,401.96 30,492,225.55    12,017,141.33
Shares present
at meeting        10,690,412.06  23,994,878.21 25,123,053.32    10,363,655.18
Percent of
Record Date
Shares present    89.892%        62.314%       82.392%      86.241%

1. To consider and act upon an Agreement and Plan of Reorganization for each Fund.


Number of Shares Voted
                                                   South
                    Georgia        North Carolina  Carolina      Virginia
                     Municipal      Municipal       Municipal     Municipal
                    Bond Fund      Bond Fund       Bond Fund     Bond Fund

     Affirmative    10,501,097.062 23,490,653.213  22,775,696.749 10,167,023.318

     Against        4,726.000      73,594.000      231,119.038   2,118.588

     Abstain        151,715.000    34,438.000      66,880.537    15,317.271
     Broker Non
     Votes          168,874.000    396,193.000     2,049,357.000 179,196.000
                    ----------------------------------------------------------
                    ----------------------------------------------------------
     Total
                    10,826,412.062 23,994,878.213  25,123,053.32410,363,655.177

------------------------------------------------------------------------------
2.    To consider and act upon the Investment Advisory Agreement between The
      Wachovia Municipal Funds, on behalf of each Fund, and Evergreen
      Investment Management Company, LLC, ("EIMC").

                                                                   Number of
Shares Voted
           ---------------------------------------------------------------
                                               South
           Georgia             North Carolina  Carolina     Virginia
            Municipal Bond      Municipal       Municipal    Municipal
           Fund                Bond Fund       Bond Fund    Bond Fund

Affirmative  10,669,971.062      23,886,846.213  24,841,055.678  10,345,423.620

Against       18,001.000          73,594.000      231,119.038     2,118.588

Abstain        2,440.000          34,438.000      50,878.608      16,112.969
           ---------------------------------------------------------------
           ---------------------------------------------------------------
Total                                          25,123,053.324
           10,690,412.062      23,994,878.213                10,363,655.177

3. To consider and vote upon such other matters as may properly come before said meeting and any adjournments thereof.


Number of Shares Voted
           Georgia        North Carolina    South Carolina  Virginia
            Municipal      Municipal Bond    Municipal       Municipal
           Bond Fund      Fund              Bond Fund       Bond Fund

Affirmative1,047,856.062  1,239,121.213     4,734,055.477   680,907.408

Against    9,640,116.000  22,714,334.000    20,291,591.329  9,640,021.950

Abstain    2,440.000      41,423.000        97,406.518      42,725.819
           ---------------------------------------------------------------
           ---------------------------------------------------------------
Total
           10,690,412.062 23,994,878.213    25,123,053.324  10,363,655.177

------------------------------------------------------------------------------

On May 13, 2002 a Special Meeting of shareholders of each of the Funds listed below was held to consider a number of proposals. On February 28, 2002, the record date of the meeting, the each Fund had the following:


                                      Quantitative     Growth &        Equity Index
               Equity Fund          Equity Fund      Income Fund     Fund

Record Date
Shares
outstanding    20,424,559.259       29,953,407.866   13,949,463.646  11,097,957.415
Shares
present at
meeting        17,274,279.374       24,975,698.445   11,397,004.295  6,465,490.004
Percent of
Record Date
Shares present 84.576%              83.382%          81.702%         58.258%



                 Emerging Markets     Personal         Blue Chip       New Horizons
               Fund                 Equity Fund      Value Fund      Fund

Record Date
Shares
outstanding    14,100,952.714       37,085,033.816   299,951.169     215,589.226
Shares
present at
meeting        10,882,325.623       32,960,583.547   277,624.396     214,583.821
Percent of
Record Date
Shares present 77.174%              88.878%          92.557%         99.534%



                 International                       Fixed Income    Intermediate
               Equity Fund          Balanced Fund    Fund            Fixed Income Fund

Record Date
Shares
outstanding    1,213,790.244        36,525,635.837   52,772,974.321  13,028,445.639
Shares
present at
meeting        1,062,082.000        26,069,527.286   45,654,807.176  10,405,893.411
Percent of
Record Date
Shares present 87.501%              71.373%          86.512%         79.871%


               Short-Term Fixed
               Income Fund

Record Date
Shares
outstanding    4,508,644.561
Shares
present at
meeting        2,292,138.002
Percent of
Record Date
Shares present 50.839%


1. To consider and act upon an Agreement and Plan of Reorganization for each Fund.

                                                                   Number of
Shares Voted
               ---------------------------------------------------------------------------
                                    Quantitative     Growth &
               Equity Fund          Equity Fund      Income Fund     Equity Index Fund


Affirmative    14,731,782.561       22,007,811.507   9,629,319.843   4,509,306.018

Against        256,931.918          165,796.938      58,859.835      21,477.000

Abstain        70,117.895           34,150.000       188,665.617     54,177.986
Broker
Non-votes      2,215,447.000        2,767,940.000    1,520,159.000   1,880,529.000
               ---------------------------------------------------------------------------
               ---------------------------------------------------------------------------
Total
               17,274,279.374       24,975,698.445   11,397,004.295  6,465,490.004


                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
               Emerging Markets     Personal Equity  Blue Chip
               Fund                 Fund             Value Fund      New Horizons Fund


Affirmative    10,153,784.986       32,277,568.025   227,227.396     177,711.821

Against        18,099.914           41,433.000       -               82.000

Abstain        6,318.723            1,543.522        649.000         -
Broker
Non-votes      704,122.000          640,039.000      49,748.000      36,790.000
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               10,882,325.623       32,960,583.547   277,624.396     214,583.821


                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
               International                         Fixed Income    Intermediate Fixed
               Equity Fund          Balanced Fund    Fund            Income Fund


Affirmative    611,784.000          21,119,456.923   44,424,794.862  10,021,382.832

Against        4,331.000            171,368.133      123,606.056     50,732.000

Abstain        4,037.000            97,039.230       38,227.258      12,248.579
Broker
Non-votes      441,930.000          4,681,663.000    1,068,179.000   321,530.000
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               1,062,082.000        26,069,527.286   45,654,807.176  10,405,893.411




                                          Number of Shares Voted
               --------------------------------------
               Short-Term Fixed
               Income Fund


Affirmative    1,952,557.915

Against        63,535.910

Abstain        18,800.177
Broker
Non-votes      257,244.000
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               2,292,138.002



2.    To consider and act upon the Investment  Advisory  Agreement between The
      Wachovia  Funds,  on  behalf  of each  Fund,  and  Evergreen  Investment
      Management Company, LLC, ("EIMC").

                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                                      Quantitative     Growth &
                 Equity Fund        Equity Fund      Income Fund        Equity Index Fund


Affirmative    16,948,076.561       24,782,542.507   11,168,131.293   6,384,135.018

Against        256,793.918          166,325.938      42,021.823       28,406.000

Abstain        69,408.895           26,830.000       186,851.179      52,948.986
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               17,274,279.374       24,975,698.445   11,397,004.295   6,465,490.004


                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                 Emerging Markets     Personal         Blue Chip
               Fund                 Equity Fund      Value Fund         New Horizons Fund


Affirmative    10,857,514.619       32,917,607.025   276,975.396      214,501.821

Against        18,492.281           41,433.000       -                82.000

Abstain        6,318.723            1,543.522        649.000          -
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               10,882,325.623       32,960,583.547   277,624.396      214,583.821


                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                 International                       Fixed Income     Intermediate Fixed
               Equity Fund           Balanced Fund   Fund             Income Fund


Affirmative    1,053,714.000         25,800,892.923  45,495,802.862   10,344,360.832

Against        4,331.000             172,095.133     127,330.056      49,284.000

Abstain        4,037.000             96,539.230      28,686.258       12,248.579
Broker
Non-votes                                            2,988.000
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               1,062,082.000         26,069,527.286  45,654,807.176   10,405,893.411


                                       Number of Shares Voted
               --------------------------------------
               Short-Term Fixed
               Income Fund


Affirmative    2,209,776.915

Against        63,560.910

Abstain        18,800.177
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               2,292,138.002



3. To consider and act upon the Investment Sub-Advisory Agreement for each of the following Funds between EIMC and Tattersall Advisory Group, Inc.

                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                                                     Intermediate
                                     Fixed Income    Fixed Income     Short-Term Fixed
               Balanced Fund         Fund            Fund             Income Fund


Affirmative    25,776,874.923        45,477,171.949  10,343,193.997   2,209,686.915

Against        162,203.972           120,708.329     50,143.000       63,650.910

Abstain        130,448.391           53,938.898      12,556.414       18,800.177
Broker
Non-votes      0                     2,988.000       0                0
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               26,069,527.286        45,654,807.176  10,405,893.411   2,292,138.002
4.     To  consider  and vote upon such  other  matters as may  properly  come before said meeting and any adjournments thereof.

                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                                       Quantitative    Growth &
                 Equity Fund         Equity Fund     Income Fund        Equity Index Fund


Affirmative    16,945,536.135        24,754,276.507  11,140,651.866   6,137,156.018

Against        234,204.444           136,365.000     36,897.966       265,148.000

Abstain        94,538.795            85,056.938      219,454.463      63,185.986
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               17,274,279.374        24,975,698.445  11,397,004.295   6,465,490.004




                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                 Emerging Markets      Personal        Blue Chip
               Fund                  Equity Fund     Value Fund         New Horizons Fund


Affirmative    10,855,074.471        32,897,024.025  276,975.396      214,501.821

Against        16,317.606            41,433.000      0                82.000

Abstain        10,933.546            22,126.522      649.000          0
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               10,882,325.623        32,960,583.547  277,624.396      214,583.821


                                                                   Number   of
Shares Voted
               ----------------------------------------------------------------------------
                 International                       Fixed Income     Intermediate Fixed
               Equity Fund           Balanced Fund   Fund             Income Fund


Affirmative    1,053,200.000         8,404,500.690   3,203,239.822    639,532.436

Against        4,331.000             17,559,968.205  42,401,856.369   9,751,751.396

Abstain        4,551.000             105,058.391     49,710.985       14,609.579
               ----------------------------------------------------------------------------
               ----------------------------------------------------------------------------
Total
               1,062,082.000         26,069,527.286  45,654,807.176   10,405,893.411


                                            Number of Shares Voted
               --------------------------------------
               Short-Term Fixed
               Income Fund


Affirmative    633,305.915

Against        1,640,031.910

Abstain        18,800.177
               ---------------------
               ---------------------
Total
               2,292,138.002







BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trusts. The tables separately list Board members who are "interested persons" of the Trusts (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Wachovia Fund Complex consists of 22 investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Wachovia Fund Complex; and serves for an indefinite term.

Interested trustees background--term of office: indefinite

Name                   Principal Occupation(s), Previous Positions and Other
Birth Date             Directorships Held
Address
Positions Held with
Trust
Date Service Began
Charles S. Way,      Principal Occupations and Previous Positions: Chairman and
Jr.*                 CEO, The Beach Company and its various affiliated companies
December 18, 1937    and partnerships; serves as Secretary of Commerce for the
211 King Street      State of South Carolina.
Suite 300            -----------------------------------------------------------
Charleston, SC
Trustee               Other Directorships Held: None
Began serving:
March 2000


*  Reasons for Interested Status: Mr. Way is a shareholder of Wachovia
Corporation.
------------------------------------------------------------------------------


Independent trustees background--term of office: indefinite

Name                   Principal Occupation(s), Previous Positions and Other
Birth Date             Directorships Held
Address
Positions Held with
Trust
Date Service Began
James A. Hanley      Principal Occupations and Previous Positions: Retired; Vice
August 13, 1931       President and Treasurer, Abbott Laboratories (health care
4272 Sanctuary Way    products) (until 1992).
Bonita Springs, FL    ----------------------------------------------------------
Trustee
Began serving:        Other Directorships Held: None
March 2000

Samuel E. Hudgins     Principal Occupations and Previous Positions: Managing
March 4, 1929         Partner, Pilot Partners, LLC (management consulting);
715 Whitemere         Hudgins Consulting, LLC (independent consultant)(until
Court, N.W.           December 2000); President, Percival Hudgins & Company, LLC
Atlanta, GA           (investment bankers/financial consultants)(until September
Trustee               1997); Director, Atlantic American Corporation (insurance
Began serving:        holding company).
March 2000            ----------------------------------------------------------

                      Other Directorships Held: Director, Atlantic American Corporation (insurance holding company).


D. Dean Kaylor        Principal Occupations and Previous Positions: Retired;
June 29, 1930         Executive Vice President and Chief Financial Officer, NBD
2835 Greenbriar       Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding
Harbor Springs, MI    company) (until 1990).
Trustee               ----------------------------------------------------------
Began serving:
March 2000            Other Directorships Held: None

Alvin J.              Principal Occupations and Previous Positions: Director,
Schexnider, Ph.D.    Office of Health Policy Development, Wake Forest University
May 26, 1945          School of Medicine (since February 2000); Chancellor,
3174 Turkey Hill      Winston-Salem State University (1996 to January 2000);
Road                  Formerly, Vice Provost, Virginia Commonwealth University
Winston-Salem, NC     (1987 to 1996).
Trustee               ----------------------------------------------------------
Began serving:
March 2000            Other Directorships Held: None




------------------------------------------------------------------------------


Officers

Name                     Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with
Trust
John W. McGonigle   Executive Vice President and Secretary of the Federated Fund
October 26, 1938      Complex; Executive Vice President, Secretary and Director,
Federated Investors     Federated Investors, Inc.; Trustee, Federated Investment
Tower                   Management Company and Federated Investment Counseling;
1001 Liberty Avenue     Director, Federated Global Investment Management Corp,
Pittsburgh, PA         Federated Services Company and Federated Securities Corp.
President and           --------------------------------------------------------
Treasurer

R. Edward Bowling   Senior Vice President, Wachovia Bank, N.A; Manager, Product
March 25, 1958     Development and Investment Solutions, Wachovia Fund Advisers.
Wachovia Bank, N.A. --------------------------------------------------------
100 North Main
Winston-Salem, NC
Vice President

James Ostrowski         Assistant Vice President, Federated Services Company.
November 17, 1959
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
Vice President and
Assistant Treasurer

Gail C. Jones           Vice President and Corporate Counsel, Federated Services
October 26, 1953        Company.
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
Secretary



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